UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report March 31, 2026

Nuveen Short Term Municipal Bond Fund
Class A Shares/FSHAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$62	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Municipal Bond Fund returned 2.74% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Short Index, which returned 3.08%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and overweights to health care and transportation bonds.

•
Security selection in the tax‑supported, education and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation, health care and housing sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.74%	1.24%	1.30%

Class A Shares at maximum sales charge (Offering Price)	0.19%	0.73%	1.05%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short Index	3.08%	1.64%	1.65%

Lipper Short Municipal Debt Funds Classification Average	3.24%	1.65%	1.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/ mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$422,400,796

Total number of portfolio holdings	357

Portfolio turnover (%)	46%

Total management fees paid for the year	$1,682,292

What did the Fund invest in? (as of March 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690593_AR_0326 5366900

3

Annual Shareholder Report March 31, 2026

Nuveen Short Term Municipal Bond Fund
Class C Shares/NAAEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$142	1.41%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Municipal Bond Fund returned 1.98% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Short Index, which returned 3.08%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and overweights to health care and transportation bonds.

•
Security selection in the tax‑supported, education and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation, health care and housing sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.98%	0.45%	0.65%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short Index	3.08%	1.64%	1.65%

Lipper Short Municipal Debt Funds Classification Average	3.24%	1.65%	1.47%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$ 422,400,796

Total number of portfolio holdings	357

Portfolio turnover (%)	46%

Total management fees paid for the year	$ 1,682,292

What did the Fund invest in? (as of March 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693506_AR_0326 5366900

4

Annual Shareholder Report March 31, 2026

Nuveen Short Term Municipal Bond Fund
Class I Shares/FSHYX

Annual Shareholder Report

This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$42	0.41%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Municipal Bond Fund returned 3.02% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the S&P Municipal Bond Short Index, which returned 3.08%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and overweights to health care and transportation bonds.

•
Security selection in the tax‑supported, education and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation, health care and housing sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.02%	1.46%	1.52%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short Index	3.08%	1.64%	1.65%

Lipper Short Municipal Debt Funds Classification Average	3.24%	1.65%	1.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$ 422,400,796

Total number of portfolio holdings	357

Portfolio turnover (%)	46%

Total management fees paid for the year	$ 1,682,292

What did the Fund invest in? (as of March 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690486_AR_0326 5366900

4

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Funds, Inc.

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
March 31, 2026	$31,814	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

March 31, 2025	$31,789	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
March 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

March 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
March 31, 2026	$0	$0	$11,629,068	$11,629,068
March 31, 2025	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Municipal Trust and Board of Directors of Nuveen
Investment Funds, Inc. and Shareholders of Nuveen All-American Municipal Bond Fund,
Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond
Fund and Nuveen Short Term Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen
Limited Term Municipal Bond Fund (three of the funds constituting Nuveen Municipal Trust) and Nuveen Short Term
Municipal Bond Fund (one of the funds constituting Nuveen Investment Funds, Inc.) (hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
May 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments March 31, 2026
All-American
See Notes To Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 102.2%
27,444,780 EXCHANGE-TRADED FUNDS - 0.8% 27,444,780
1,100,000 (a) Nuveen Municipal Income ETF $ 27,444,780
TOTAL EXCHANGE-TRADED FUNDS
(Cost $27,729,750) 27,444,780
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3533589293 MUNICIPAL BONDS - 101.4% 3533589293
ALABAMA - 2.1%
$ 1,400,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5.500% 09/01/45 1,511,145
1,540,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5.750 09/01/50 1,651,990
1,790,000 (b),(c) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4.625 06/01/55 1,791,311
2,800,000 (b),(c) Baldwin County Industrial Development Authority,
Alabama,Solid Waste Disposal Revenue Bonds, Novelis
Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4.300 03/01/56 2,716,721
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/38 3,478,780
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/43 3,318,994
10,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5.250 01/01/54 10,610,253
24,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 24,446,902
2,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5.750 10/01/49 2,042,808
4,220,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5.000 02/01/41 4,219,748
440,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 308,742
11,250,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 11,499,877
5,810,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2019B
4.000 09/01/48 5,310,703
TOTAL ALABAMA 72,907,974
ARIZONA - 2.5%
2,890,000 (d) Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5.000 07/01/43 3,137,716
2,250,000 (d) Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5.000 07/01/44 2,421,675
330,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5.000 06/01/41 365,104
450,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5.000 06/01/42 494,536
545,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5.000 06/01/44 589,206
700,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5.000 06/01/45 749,753
700,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5.000 06/01/46 743,767
1,220,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5.000 06/01/31 1,231,757
2,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5.000 07/01/51 1,713,597

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 19,560,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.000% 12/01/51 $ 11,526,583
940,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2026A
5.000 11/01/42 993,534
755,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2026A
5.000 11/01/43 795,206
875,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2026A
5.000 11/01/44 912,618
7,685,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5.000 07/01/40 8,600,438
7,740,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5.000 07/01/39 8,719,074
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5.000 09/01/35 1,035,898
2,235,000 (b) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory
Put 5/15/28)
5.000 01/01/53 2,323,315
6,380,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5.000 07/01/35 6,692,295
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5.500 07/01/39 7,144,548
3,500,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery
4.000 06/15/41 2,994,567
1,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.250 12/01/28 1,042,067
13,155,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/32 14,004,190
7,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/37 7,393,002
TOTAL ARIZONA 85,624,446
ARKANSAS - 0.7%
19,400,000 (b),(c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026B, (AMT), (Mandatory Put
3/03/36)
4.250 09/01/46 19,286,535
5,545,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5.000 09/01/40 5,596,473
TOTAL ARKANSAS 24,883,008
CALIFORNIA - 16.0%
345,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5.000 06/01/43 384,362
410,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5.000 06/01/44 452,453
950,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5.000 10/01/40 1,012,096
21,445,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5.000 02/01/55 22,711,289
2,000,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5.000 01/01/55 2,043,210
9,275,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5.000 11/01/55 9,466,725

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 9,500,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5.000% 10/01/55 $ 9,596,098
2,630,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 1,673,052
25,260,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5.000 02/01/50 19,980,660
5,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5.000 11/15/46 5,015,456
9,810,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5.000 12/01/32 10,719,320
1,335,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5.000 12/01/35 1,475,767
1,670,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/42 1,607,417
485,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5.000 10/01/44 485,288
2,120,000 California Infrastructure and Economic Development Bank,
Lease Revenue Bonds, California State Teachers Retirement
System Headquarters Expansion, Green Bond-Climate Bond
Certified Series 2019
5.000 08/01/44 2,204,768
2,200,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5.000 06/15/36 2,172,870
1,000,000 California Municipal Finance Authority, Revenue Bonds, Biola
University, Refunding Series 2017
5.000 10/01/31 1,021,823
14,185,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/42 14,252,883
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/47 991,209
14,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/37 14,279,845
27,110,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/38 27,599,715
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5.000 11/01/30 1,005,809
1,040,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5.250 11/01/31 1,047,089
10,625,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/42 10,672,608
8,835,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5.000 07/01/30 8,862,521
14,225,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5.000 07/01/37 14,245,842
1,450,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5.000 10/15/37 1,453,576
415,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5.000 11/15/46 383,982
810,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5.000 11/15/51 716,689
1,805,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6.375 06/01/59 1,642,662
1,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5.000 07/01/49 1,001,785
2,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5.000 07/01/59 1,945,741
525,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5.000 07/01/54 482,835

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5.000% 07/01/64 $ 906,999
1,515,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5.000 11/01/46 1,617,648
11,230,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2026
5.000 10/01/39 12,137,011
3,195,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5.000 08/01/45 3,450,486
1,425,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/39 1,595,650
4,490,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/42 4,970,917
4,105,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/43 4,515,404
1,000,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/44 1,091,076
2,245,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/45 2,424,520
10,885,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/43 12,038,161
11,210,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/44 12,291,603
7,685,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/45 8,335,837
3,200,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/46 3,443,579
5,000,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5.000 05/15/47 5,005,795
1,750,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5.000 05/15/50 1,740,867
3,800,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5.000 01/01/54 3,283,076
23,265,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018C, (AMT)
5.000 05/15/44 23,400,598
3,125,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/40 3,394,828
7,190,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/41 7,756,835
6,250,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/42 6,701,024
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/43 5,326,741
5,625,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/44 5,953,562
6,230,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/45 6,546,982
6,500,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/46 6,790,292
2,610,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5.000 07/01/43 2,780,559
2,450,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5.000 07/01/45 2,574,656
24,715,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5.000 05/01/47 25,845,338
6,640,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5.250 05/01/50 7,002,591

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,800,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7.000% 11/01/34 $ 3,314,522
2,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6.500 11/01/39 2,965,966
4,460,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
7.000 11/01/34 5,279,559
1,500,000 Newman-Crows Landing Unified School District, Stanislaus
County, California, General Obligation Bonds, 2024 Election
Measure S, Series 2025A
5.000 08/01/50 1,563,707
2,250,000 Newman-Crows Landing Unified School District, Stanislaus
County, California, General Obligation Bonds, 2024 Election
Measure T, Series 2025A
5.000 08/01/50 2,345,561
1,950,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5.000 07/15/38 2,205,534
400,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5.000 07/15/39 449,510
5,000,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5.000 08/01/50 5,220,612
13,685,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5.000 08/01/54 14,172,705
5,500,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0.000 08/01/41 2,950,798
400,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/39 229,554
750,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/40 406,664
1,000,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/43 454,794
1,000,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/44 427,465
1,250,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/45 501,955
3,400,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/48 1,140,297
3,275,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/50 981,510
15,000,000 (e) Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A - AGM Insured
0.000 08/01/41 18,882,706
21,750,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2024
Measure D Series 2025A
5.000 08/01/50 22,656,873
635,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5.900 09/01/37 640,273
6,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5.000 07/01/42 6,550,762
3,020,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5.000 07/01/47 3,020,222
11,715,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5.000 05/01/46 11,715,416
5,000,000 San Francisco City and County Public Utilities Commission,
California, Wastewater Revenue Bonds, Series 2013B
4.000 10/01/42 4,843,729
4,500,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5.000 02/01/46 4,609,919
4,735,000 (b) San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3.350 08/01/29 4,786,890
2,100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/44 2,101,030

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5.000% 08/01/47 $ 1,061,838
985,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5.000 08/01/47 1,045,910
3,395,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5.000 08/01/48 3,585,496
3,300,000 Stockton Unified School District, San Joaquin County,
California, General Obligation Bonds, 2022 Election, Series
2025A - BAM Insured
5.000 08/01/49 3,470,103
275,000 (c) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 280,281
12,860,000 University of California, General Revenue Bonds, Series
2025CD
5.000 05/15/36 14,829,651
3,945,000 University of California, General Revenue Bonds, Series
2025CD
5.000 05/15/40 4,401,290
2,480,000 University of California, General Revenue Bonds, Series
2025CD
5.250 05/15/40 2,933,226
7,810,000 University of California, General Revenue Bonds, Series
2025CD
5.500 05/15/40 9,098,166
4,895,000 University of California, General Revenue Bonds, Series
2025CE
5.000 11/15/41 5,461,978
5,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5.750 08/01/31 5,048,061
2,485,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/26 2,462,350
1,405,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/28 1,314,049
2,920,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/29 2,646,841
TOTAL CALIFORNIA 557,587,853
COLORADO - 3.9%
1,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.500 12/01/44 1,018,480
2,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 1,973,616
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4.000 12/01/29 498,911
2,060,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 2,066,096
1,350,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/48 1,319,778
575,000 (c) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6.750 12/01/49 589,644
500,000 (f) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 350,859
1,000,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6.500 12/15/54 984,923
9,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 8,852,004
1,780,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5.250 12/01/50 1,867,058

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,065,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6.500% 07/01/38 $ 2,067,505
3,040,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7.350 08/01/43 3,045,227
6,680,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 6,981,824
1,400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5.000 01/01/37 1,400,771
2,550,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1
4.000 08/01/39 2,473,224
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5.125 12/01/45 1,341,572
1,750,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 1,750,337
1,000,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5.000 12/01/39 1,001,064
1,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6.125 12/15/54 959,446
8,117,270 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 5,298,451
2,955,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/28 2,982,385
5,005,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/33 5,037,020
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 18,196
395,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/30 347,641
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/32 16,390
25,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 19,683
9,890,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/27 9,528,898
1,365,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 1,336,914
845,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5.875 12/01/50 853,752
2,900,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 2,937,758
2,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5.000 12/01/49 1,921,471
1,000,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5.375 12/01/54 987,000
1,735,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750 12/15/50 1,735,238
20,250,000 (f) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/39 17,626,936

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,250,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5.000% 12/15/41 $ 4,252,140
760,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5.125 12/15/42 754,989
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5.875 12/15/46 523,579
2,417,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5.250 12/01/48 2,376,482
1,415,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.250 11/15/28 1,480,536
3,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 3,646,552
2,380,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4.750 12/01/45 2,270,665
3,555,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6.125 12/01/54 3,484,228
2,600,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 1,654,690
3,157,711 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5.875 12/01/44 3,086,636
500,000 (c) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/40 500,754
1,000,000 (c),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 733,178
1,500,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6.250 12/01/55 1,500,089
2,621,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3.250 12/15/50 2,263,522
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.125 12/01/34 501,446
2,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 2,002,780
5,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.500 12/01/48 4,924,307
7,740,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 5,086,272
2,200,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.750 12/01/44 2,200,114
3,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 2,253,122
TOTAL COLORADO 136,686,153
CONNECTICUT - 0.5%
2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/36 2,471,244
5,630,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/38 5,421,913
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2016CT
5.000 12/01/41 5,003,811

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 2,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4.000% 05/01/36 $ 2,559,165
2,550,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4.000 05/01/39 2,572,297
TOTAL CONNECTICUT 18,028,430
DELAWARE - 0.6%
12,395,000 (b) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/35)
4.000 10/01/45 12,205,189
8,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5.000 06/01/43 8,549,643
970,000 (g) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4.600 07/01/44 967,688
TOTAL DELAWARE 21,722,520
DISTRICT OF COLUMBIA - 1.0%
11,935,000 Delaware State Housing Authority, District Of Columbia,Senior
Single Family Mortgage Revenue Bonds, Series 2024C.
5.000 10/01/37 13,340,030
1,320,000 District of Columbia, General Obligation Bonds, Series 2026A 5.000 06/01/42 1,450,638
5,170,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4.000 03/01/37 5,216,300
7,180,000 District of Columbia, Washington, D.C., Revenue Bonds, Latin
American Montessori Bilingual Public Charter School, Series
2020
5.000 06/01/50 6,469,763
1,500,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4.000 10/01/37 1,480,398
2,890,000 (g) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4.000 10/01/53 2,388,489
3,745,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0.000 10/01/31 3,105,440
TOTAL DISTRICT OF COLUMBIA 33,451,058
FLORIDA - 6.6%
1,450,000 Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A
5.000 11/15/28 1,451,560
610,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
5.300 05/01/45 606,750
325,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5.750 05/01/37 325,276
8,605,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019A
5.000 09/01/44 8,812,736
3,520,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
4.000 09/01/38 3,496,384
245,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/40 239,617
7,910,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/50 7,045,110
3,470,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/55 3,009,460
1,500,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
4.750 07/01/40 1,149,008
1,380,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5.000 07/01/50 1,034,296
565,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000 06/15/39 548,613

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 610,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000% 06/15/49 $ 546,582
2,290,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.125 08/15/39 2,272,964
300,000 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012
5.000 05/01/26 300,401
1,255,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5.250 05/01/44 1,237,715
1,500,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6.125 06/15/44 1,500,496
5,820,000 (c),(d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT)
4.500 07/01/32 5,796,777
20,050,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 4,157,765
6,100,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5.000 07/01/44 5,936,130
8,230,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5.250 07/01/53 7,994,539
25,125,000 (b),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1.000 07/01/57 17,336,250
1,270,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.000 06/01/44 1,258,064
6,500,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5.000 07/01/43 7,086,472
7,095,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5.000 07/01/45 7,606,961
1,650,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.250 11/01/34 1,722,768
3,750,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.250 11/01/35 3,886,725
1,330,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.500 11/01/37 1,386,623
1,040,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/37 1,006,956
1,085,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/38 1,037,258
1,650,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/39 1,559,803
2,170,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/40 2,026,150
250,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5.250 06/15/27 250,140
740,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5.500 06/15/32 740,514
1,375,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5.750 06/15/42 1,375,093

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,375,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000% 02/01/42 $ 2,507,458
5,025,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000 02/01/43 5,272,841
2,205,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000 02/01/44 2,295,997
6,275,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5.500 01/01/49 6,667,871
12,195,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2015A - BAM Insured, (AMT)
5.000 10/01/38 12,203,718
2,870,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0.000 10/01/37 1,854,424
10,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5.000 07/01/45 10,412,156
295,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4.750 05/01/31 297,391
250,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5.625 05/01/44 252,011
575,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6.000 05/01/55 571,851
1,950,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/41 2,171,559
2,400,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/42 2,655,764
2,460,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/43 2,704,443
1,935,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/44 2,109,890
3,000,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/45 3,239,954
5,095,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5.000 03/15/42 5,173,078
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5.000 07/01/41 5,092,667
1,685,000 School Board of Lee County, Florida, Certificates of
Participation, Series 2023A
5.000 08/01/38 1,828,226
4,500,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5.250 11/15/39 4,428,926
1,015,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5.500 11/15/49 937,987
2,610,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4.000 05/01/44 2,383,428
4,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4.000 08/15/42 4,289,560
18,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5.000 08/15/42 18,790,941
2,965,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5.000 08/15/42 3,018,798
2,030,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.000 03/01/37 2,192,233
1,200,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.000 03/01/39 1,284,431

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,215,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.000% 03/01/40 $ 2,350,384
1,000,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.250 03/01/41 1,074,121
2,250,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.250 03/01/42 2,404,133
2,635,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
4.000 05/01/40 2,556,282
13,000,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5.000 06/01/40 12,999,845
TOTAL FLORIDA 231,764,324
GEORGIA - 1.5%
3,785,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 3,418,901
1,650,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 1,685,184
2,500,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 1,125,000
1,000,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 450,000
7,300,000 Columbia County School District, Georgia, General Obligation
Bonds, Series 2026
5.000 10/01/38 8,219,499
4,835,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5.250 10/01/49 4,907,102
5,500,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4.000 04/01/42 5,155,297
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5.500 09/15/28 1,049,543
17,600,000 (b),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 17,565,011
4,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4.000 07/01/39 4,305,812
615,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5.250 06/01/40 649,578
2,735,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.000 06/01/50 2,665,710
1,000,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.250 06/01/61 989,885
TOTAL GEORGIA 52,186,522
GUAM - 0.2%
1,250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.250 01/01/37 1,365,200
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.250 01/01/39 1,077,917
750,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.250 01/01/40 803,803
1,055,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5.250 07/01/41 1,126,724
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5.500 07/01/45 1,063,145
TOTAL GUAM 5,436,789
HAWAII - 0.0%
1,400,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/34 1,423,028
TOTAL HAWAII 1,423,028

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 303,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5.875% 09/01/53 $ 306,822
1,000,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5.500 09/01/53 980,758
1,485,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250 05/15/51 1,427,739
4,200,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/36 4,365,148
1,290,000 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A
4.000 07/15/38 1,292,423
2,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Idaho Arts Charter School, Inc. Project,
Refunding Series 2016A
5.000 12/01/38 1,992,536
2,500,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5.625 11/01/43 2,520,335
TOTAL IDAHO 12,885,761
ILLINOIS - 9.0%
6,350,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5.000 12/01/41 6,899,774
2,750,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/41 2,988,091
4,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5.000 12/01/42 5,366,831
2,410,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/42 2,612,942
1,375,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/44 1,468,636
1,550,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/45 1,643,439
325,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/46 339,924
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5.000 12/01/45 1,275,085
2,220,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4.000 12/01/50 1,900,766
7,215,000 (g) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6.000 01/01/38 7,281,913
1,190,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5.000 01/01/38 1,190,134
6,000,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A, (UB)
5.000 01/01/30 6,220,418
3,210,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured, (AMT)
5.000 01/01/31 3,463,954
1,310,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/33 1,431,400
450,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5.000 11/01/37 482,307
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4.125 05/15/47 4,722,836
5,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4.000 02/15/41 4,802
700,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5.000 03/01/42 658,509
220,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5.125 10/01/35 223,146
855,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6.000 10/01/45 865,443
760,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6.125 10/01/50 761,385
10,810,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5.000 12/01/40 10,853,293

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 12,295,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5.000% 08/15/47 $ 12,431,467
10,715,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/45 10,714,879
1,965,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5.000 08/15/40 2,086,672
1,720,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5.000 08/15/41 1,827,324
14,715,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B
4.000 08/15/41 13,878,910
8,725,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago, Series 2018A
5.000 10/01/48 8,752,945
450,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5.250 04/01/49 469,322
7,335,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5.250 06/15/31 7,457,390
10,105,000 Illinois State, General Obligation Bonds, December Series
2023C
5.000 12/01/47 10,139,757
4,725,000 Illinois State, General Obligation Bonds, December Series
2023C
5.000 12/01/48 4,719,686
3,725,000 Illinois State, General Obligation Bonds, June Series 2016 4.000 06/01/36 3,663,129
10,000,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 10,472,171
4,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/43 4,215,111
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/44 2,093,109
1,575,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/45 1,635,399
1,600,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/47 1,638,547
2,760,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/49 2,809,237
11,625,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/27 12,012,154
3,000,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/28 3,089,292
2,000,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018A
5.000 10/01/28 2,100,032
27,690,000 Illinois State, General Obligation Bonds, September Series
2025D
5.000 09/01/37 29,761,600
6,570,000 Illinois State, General Obligation Bonds, September Series
2025D
5.000 09/01/39 6,976,563
10,000,000 Illinois State, General Obligation Bonds, September Series
2025E
5.000 09/01/44 10,279,519
6,010,000 Illinois State, General Obligation Bonds, September Series
2025E
5.000 09/01/45 6,121,754
14,185,000 Illinois State, General Obligation Bonds, September Series
2025F
5.250 09/01/46 14,639,980
13,140,000 Illinois State, General Obligation Bonds, September Series
2025F
5.250 09/01/48 13,403,533
4,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior
Obligation December Series 2025C
5.000 06/15/41 4,256,369
20,120,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2025A
5.000 01/01/46 21,221,960
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4.000 12/15/42 1,415,239
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0.000 12/15/35 6,886,999
23,065,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/37 14,498,062
1,837,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5.000 03/01/34 1,839,065

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,045,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2001A - FGIC Insured
6.000% 07/01/27 $ 3,117,076
TOTAL ILLINOIS 313,279,280
INDIANA - 1.8%
2,000,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5.875 06/01/55 1,766,235
3,150,000 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview
Health, Series 2018A
5.000 11/01/43 3,208,601
825,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/40 775,769
5,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rose Hulman Institute Of Technology Project, Series
2018
4.000 06/01/44 4,683,358
1,640,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5.000 10/01/39 1,520,720
2,745,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4.500 12/01/55 2,122,123
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5.000 10/01/32 884,673
780,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5.000 10/01/33 866,497
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5.000 10/01/34 893,329
10,325,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5.000 10/01/41 10,379,054
4,880,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5.000 10/01/46 4,891,158
3,385,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.750 03/01/43 3,567,368
8,495,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 8,745,844
1,815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.125 03/01/57 1,878,247
3,080,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.000 03/01/53 3,148,100
3,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.000 03/01/58 3,279,299
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.250 03/01/67 3,078,315
8,435,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400 11/01/45 8,782,178
TOTAL INDIANA 64,470,868
IOWA - 1.0%
2,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 2,000,152
25,575,000 (b),(h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5.000 12/01/50 28,824,184
200,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/39 205,362
245,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/44 244,285

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 3,395,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000% 05/15/49 $ 3,170,852
TOTAL IOWA 34,444,835
KANSAS - 1.7%
1,500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/36 1,418,871
1,320,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/41 1,168,322
8,505,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/39 9,568,945
15,280,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/42 16,876,647
15,735,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/43 17,274,097
11,860,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/45 12,799,175
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 1,237,260
TOTAL KANSAS 60,343,317
KENTUCKY - 1.6%
6,675,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 5,562,431
2,545,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/43 2,575,418
2,600,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/48 2,583,351
6,565,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5.000 12/01/45 6,613,288
8,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5.000 08/01/44 8,634,413
640,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/26 640,940
2,100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/33 2,102,307
5,655,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/37 5,659,478
6,455,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/44 6,920,719
3,100,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/45 3,292,170
3,885,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5.000 10/01/30 3,919,997
1,850,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5.000 10/01/31 1,865,479
5,415,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2020A - BAM Insured
3.000 10/01/43 4,440,866
TOTAL KENTUCKY 54,810,857

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.1%
$ 1,600,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000% 12/15/34 $ 1,633,613
1,100,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 954,855
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 541,025
1,650,000 (b) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 1,647,461
TOTAL LOUISIANA 4,776,954
MAINE - 0.3%
4,690,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5.000 07/01/46 4,295,015
4,970,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4.000 07/01/45 4,587,911
1,420,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2.300 11/15/46 993,409
TOTAL MAINE 9,876,335
MARYLAND - 0.6%
10,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 10,004,159
665,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4.625 07/01/43 656,678
5,780,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026B,
(Mandatory Put 8/15/36)
5.000 08/15/56 6,372,133
1,110,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026C
5.000 08/15/41 1,202,808
1,110,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026C
5.000 08/15/42 1,196,176
TOTAL MARYLAND 19,431,954
MASSACHUSETTS - 1.8%
8,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2024A
5.000 07/01/46 8,467,009
3,613,640 (c),(f) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6.750 10/15/37 36
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5.000 07/01/44 1,000,261
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5.000 07/01/35 1,201,889
5,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5.000 07/01/37 5,595,564
3,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5.250 07/01/48 3,522,764
4,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center, Green Series 2017F
4.000 07/01/47 3,773,304
5,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/37 5,413,270
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/38 5,109,203
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/43 5,059,910
1,735,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5.000 07/01/35 1,904,944
16,140,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5.250 07/01/50 16,200,594
4,785,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5.000 07/01/39 4,804,300

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,235,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5.000% 12/01/45 $ 1,324,349
TOTAL MASSACHUSETTS 63,377,397
MICHIGAN - 2.1%
1,345,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5.500 07/01/50 1,430,724
12,240,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2018A
5.000 07/01/48 12,371,821
2,285,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5.500 07/01/50 2,430,635
3,105,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5.250 07/01/48 3,251,448
2,890,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5.250 07/01/50 3,016,305
10,945,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5.000 05/01/44 11,733,231
11,635,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5.000 05/01/45 12,397,437
1,260,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/38 1,383,593
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/39 1,092,091
1,090,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/40 1,185,660
1,800,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/43 1,920,865
1,400,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/44 1,485,145
2,360,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5.000 08/15/43 2,494,639
2,545,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5.000 08/15/44 2,674,795
1,115,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A
4.100 12/01/39 1,099,441
2,725,000 (g) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.500 12/01/44 2,712,108
1,250,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6.500 11/01/35 1,250,673
4,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5.000 12/31/43 4,018,886
1,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5.000 12/01/33 1,710,264
1,690,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5.500 12/01/41 1,849,740
1,365,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5.500 12/01/43 1,478,201
TOTAL MICHIGAN 72,987,702

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 1.9%
$ 150,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000% 07/01/36 $ 144,617
270,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/47 229,009
2,805,000 (c) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5.000 08/01/46 2,633,271
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4.250 02/15/48 2,678,818
3,295,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5.000 07/01/41 3,052,751
11,160,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5.000 07/01/56 9,130,010
7,860,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Refunding
Series 2026A
5.000 03/01/41 8,720,516
13,345,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2024B
5.000 08/01/36 15,088,963
4,345,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5.000 08/01/44 4,685,686
235,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Series 2016A
4.125 09/01/47 199,408
1,580,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4.000 07/01/35 1,578,435
16,825,000 (c) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series
2012-7, (AMT)
4.500 10/01/37 16,197,069
725,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5.250 06/01/45 694,298
3,305,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5.500 06/01/55 3,069,496
TOTAL MINNESOTA 68,102,347
MISSISSIPPI - 0.3%
4,500,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6.000 09/01/48 4,845,050
6,200,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6.000 09/01/53 6,598,854
TOTAL MISSISSIPPI 11,443,904
MISSOURI - 1.4%
3,185,000 Bi-State Development Agency, Missouri, Bi-State MetroLink
District, St Clair County Metrolink Extension Project Bonds,
Refunding Series 2006 - AGM Insured
5.250 07/01/27 3,284,880
2,500,000 (c) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6.750 06/15/55 2,415,917
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2016
4.000 05/15/39 1,990,357
15,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4.000 01/01/35 15,102,287
5,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000 07/15/31 4,163,790
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000 07/15/32 5,595,008
6,250,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000 07/15/33 4,777,980

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000% 07/15/34 $ 5,107,594
6,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000 07/15/35 4,178,145
2,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000 07/15/36 1,324,944
1,288,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6.300 08/22/26 270,480
1,259,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6.500 01/23/28 440,650
TOTAL MISSOURI 48,652,032
MONTANA - 0.1%
1,910,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5.000 07/01/43 1,942,301
TOTAL MONTANA 1,942,301
NEBRASKA - 1.3%
38,040,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5.000 07/01/46 39,184,760
6,500,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4.550 09/01/44 6,488,414
TOTAL NEBRASKA 45,673,174
NEVADA - 1.7%
1,150,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5.000 09/01/47 1,122,208
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/38 1,118,715
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/39 1,108,235
9,975,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/42 10,850,843
6,400,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/43 6,914,007
4,359,392 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 44
12,040,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/40 13,379,839
13,585,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/41 15,007,394
8,000,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/42 8,781,159
TOTAL NEVADA 58,282,444
NEW HAMPSHIRE - 0.9%
1,550,000 (c) National Finance Authority Special Revenue Capital
Appreciation Bonds,New Hampshire, The Astro Sunterra
Projects, Waller County, Texas Municipal Utility Districts, Series
2026.
0.000 12/15/34 877,503
4,352,767 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875 01/20/38 4,169,871
4,340,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4.625 11/01/42 3,767,002
10,265,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5.875 12/15/33 10,132,709
2,500,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Tamarron Project, Fort Bend County, Texas, Series 2024
5.250 12/01/35 2,485,899

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 12,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000% 07/01/37 $ 10,898,393
TOTAL NEW HAMPSHIRE 32,331,377
NEW JERSEY - 1.9%
9,090,000 (h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5.500 06/15/29 9,287,168
2,255,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5.625 11/15/30 2,258,162
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/37 1,092,940
1,825,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/39 1,974,128
1,250,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3.000 07/01/38 1,155,602
4,110,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3.000 07/01/41 3,644,692
10,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0.000 12/15/37 6,602,090
3,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0.000 12/15/38 1,781,751
32,400,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/39 18,267,697
4,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/41 4,503,759
3,955,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
5.250 06/15/43 4,087,049
4,000,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (Pre-refunded 12/15/28)
5.000 06/15/50 4,264,234
2,890,000 (d) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5.000 01/01/33 3,151,857
2,890,000 (d) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5.000 01/01/34 3,175,327
TOTAL NEW JERSEY 65,246,456
NEW YORK - 5.1%
1,835,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6.400 02/01/43 1,888,307
2,710,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5.250 07/01/35 2,707,865
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
5.000 06/01/35 252,750
1,790,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 1,740,384
4,800,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 4,158,173
1,260,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 1,193,242
3,035,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 2,442,494
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5.000 07/01/40 8,150,376
100,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/34 96,099
300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/36 281,490

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 175,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5.000% 10/01/38 $ 194,567
900,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5.000 10/01/40 980,523
1,520,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.250 10/01/49 1,527,012
8,535,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
4.000 07/01/41 7,931,173
205,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4.760 02/01/27 205,269
1,255,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5.570 02/01/41 1,229,248
1,365,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6.240 02/01/47 1,357,119
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5.530 02/01/40 982,542
385,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.050 02/01/31 373,579
885,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.450 02/01/41 769,797
1,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.600 02/01/51 1,202,513
11,000,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5.250 11/15/55 11,146,135
1,600,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1
4.550 11/01/44 1,603,160
3,040,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4.650 11/01/49 2,991,647
750,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5.250 12/15/31 769,898
655,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4.375 12/15/31 666,528
3,000,000 (f) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.750 10/01/37 1,890,000
1,000,000 (f) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.875 10/01/46 630,000
2,000,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000 06/15/37 2,300,338
4,720,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000 06/15/38 5,331,170
1,475,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000 06/15/38 1,696,096
2,290,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000 06/15/39 2,558,131

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,040,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000% 06/15/46 $ 2,159,103
4,590,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 258
4.450 10/01/44 4,746,469
415,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/38 470,154
1,070,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/43 1,164,608
525,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/44 565,129
8,120,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/36 7,946,883
25,925,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 25,934,237
3,210,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 3,209,864
8,045,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 8,045,242
2,520,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 2,621,237
9,275,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 9,574,420
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4.000 12/01/41 1,037,119
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/32 10,224,560
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 4,058,466
6,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 6,802,139
10,965,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 11,528,275
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5.000 06/01/45 4,627,624
TOTAL NEW YORK 175,963,154
NORTH CAROLINA - 0.2%
4,035,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
5.000 12/01/36 4,586,605
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4.000 09/01/46 857,693
TOTAL NORTH CAROLINA 5,444,298
NORTH DAKOTA - 0.5%
10,770,000 (g) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4.550 07/01/44 10,731,036
4,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4.500 07/01/44 3,981,802
2,500,000 North Dakota Public Finance Authority, State Revolving Fund
Program Revenue Bonds, Series 2024A
5.000 10/01/42 2,731,579
TOTAL NORTH DAKOTA 17,444,417

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 1.1%
$ 5,195,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2020A
4.000% 12/01/40 $ 4,964,095
15,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 1,097,076
1,860,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 1,501,950
3,770,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5.000 11/15/45 3,648,085
2,625,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/41 2,771,366
1,500,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/42 1,572,873
1,475,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/51 1,487,668
5,000,000 (c) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5.000 07/01/49 4,533,835
960,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4.350 09/01/44 951,616
3,750,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5.000 12/31/39 3,750,717
6,710,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2025
5.000 12/01/35 7,699,597
3,080,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5.250 06/01/45 3,281,100
TOTAL OHIO 37,259,978
OKLAHOMA - 0.3%
1,470,000 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds,
Junior Lien Thirty-Third Series 2018, (AMT)
5.000 07/01/47 1,476,482
8,550,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5.000 09/01/41 9,055,500
TOTAL OKLAHOMA 10,531,982
OREGON - 1.1%
2,910,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/54 2,819,414
10,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2022A
0.000 06/15/48 3,339,950
16,260,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5.000 06/15/40 18,077,601
7,515,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5.000 06/15/42 8,254,377
175,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Refunding Series 2010A,
(AMT)
5.150 07/01/42 177,050
965,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/37 1,090,290
1,030,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/38 1,155,633
395,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/39 440,355
4,100,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5.150 10/01/26 4,099,851
TOTAL OREGON 39,454,521

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 6.1%
$ 315,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750% 08/01/42 $ 315,275
2,155,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4.000 07/15/37 2,125,153
8,775,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2021 - AGM Insured
3.000 08/15/53 6,226,854
4,860,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3.000 12/01/44 3,972,225
6,300,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
4.000 12/01/51 5,408,207
520,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5.000 01/01/38 520,217
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5.000 02/15/39 9,097,728
1,200,000 Lancaster Municipal Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Garden Spot Village Project Series
2024A
5.000 05/01/44 1,222,351
4,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4.000 09/01/36 3,984,450
5,445,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5.000 09/01/43 5,536,278
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4.000 09/01/37 1,977,146
8,750,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2016A
4.000 08/15/34 8,755,999
2,410,000 (c),(f),(i) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10.000 12/01/40 241
2,410,000 (c),(f),(i) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 241
1,650,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5.500 11/01/44 1,646,544
1,000,000 (b) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5.250 12/01/37 1,001,892
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/40 5,326,916
3,750,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/38 3,754,743
4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4.000 11/15/42 3,803,165
3,865,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/37 2,834,789
7,130,000 (b),(g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5.450 04/01/51 7,308,768
6,780,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.450 10/01/44 6,712,929
1,310,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.650 10/01/51 1,273,778

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,545,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4.750% 10/01/49 $ 4,492,853
4,545,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4.800 10/01/55 4,436,390
14,880,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5.000 04/01/39 16,657,905
4,345,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5.000 04/01/40 4,841,145
4,900,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/37 5,542,089
4,325,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/38 4,856,290
5,770,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/40 6,393,004
1,685,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/41 1,862,739
3,685,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/37 4,167,877
4,085,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/38 4,586,808
2,575,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/43 2,808,118
1,930,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/44 2,086,546
2,250,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/45 2,409,923
1,720,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/46 1,827,542
15,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6.250 06/01/33 15,079,610
25,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5.000 06/01/42 25,790,585
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
3.000 12/01/42 1,237,167
2,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5.000 05/01/36 2,592,968
2,250,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5.000 05/01/37 2,329,326
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
4.000 05/01/42 586,022
2,230,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5.375 06/15/50 2,052,651
2,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5.000 07/01/29 2,027,836
7,450,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5.000 07/01/30 7,544,161
1,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5.000 07/01/31 1,011,309
2,595,000 The Hospitals and Higher Education Facilities Authority of
Philadelphia, Pennsylvania, Hospital Revenue Bonds Temple
University Health System Obligated Group Series of 2017
5.000 07/01/33 2,617,176
TOTAL PENNSYLVANIA 212,643,929

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 1.7%
$ 2,000,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000% 07/01/42 $ 1,892,129
7,164,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.550 07/01/40 7,144,197
118,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/51 30,374,311
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 997,236
14,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 14,013,884
5,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 4,632,764
TOTAL PUERTO RICO 59,054,521
SOUTH CAROLINA - 0.3%
1,485,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/48 1,571,770
1,660,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/49 1,751,974
3,650,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/50 3,835,123
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5.000 11/01/43 2,533,397
TOTAL SOUTH CAROLINA 9,692,264
SOUTH DAKOTA - 0.0%
510,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5.000 11/01/45 511,213
TOTAL SOUTH DAKOTA 511,213
TENNESSEE - 2.4%
2,500,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5.625 06/01/35 2,197,491
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/49 4,119,738
510,000 DeKalb Utility District, DeKalb County, Tennessee, Waterworks
Revenue Bonds, Refunding Series 2017
3.500 04/01/42 432,817
4,200,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5.000 07/01/36 4,334,195
145,000 (h) Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A, (Pre-
refunded 10/01/28)
5.000 04/01/41 153,076
2,740,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A
5.000 04/01/41 2,780,291
9,570,000 (h) Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C - NPFG
Insured, (ETM)
5.250 07/01/28 9,885,848
2,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
4.000 04/01/36 1,820,999
310,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5.000 04/01/36 311,614
2,955,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5.000 01/01/36 2,987,053
14,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5.000 01/01/42 14,095,096

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 100,000 (f) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4.750% 07/01/27 $ 95,265
2,930,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/38 3,198,314
2,500,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/39 2,713,834
1,320,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5.000 05/01/42 1,387,944
2,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5.000 05/01/43 2,094,482
515,000 (c) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5.375 06/01/52 471,905
3,965,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5.000 07/01/40 3,974,305
385,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2017A
5.000 07/01/48 385,290
11,625,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5.000 07/01/33 12,956,838
5,000,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2026B
5.000 01/01/39 5,598,620
360,000 (c) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018
4.500 06/01/28 363,139
2,100,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,114,779
3,135,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5.000 02/01/27 3,173,644
500,000 West Knox Utility District of Knox County, Tennessee, Water
and Sewer Revenue Bonds, Refunding & Improvement Series
2016
5.000 06/01/41 500,311
TOTAL TENNESSEE 82,146,888
TEXAS - 6.5%
4,665,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/40 5,137,411
2,540,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/41 2,790,396
4,500,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/42 4,920,543
3,500,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/43 3,801,181
3,115,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/45 3,316,161
2,250,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5.000 09/01/42 2,460,271
2,500,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5.000 09/01/44 2,691,358
2,500,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5.000 09/01/45 2,661,446
11,240,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000 08/15/39 12,624,234
6,420,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000 08/15/40 7,162,666
6,420,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000 08/15/41 7,131,824
5,135,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000 08/15/42 5,665,534

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,210,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000% 08/15/43 $ 3,516,885
3,850,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
4.000 08/15/44 3,718,632
400,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6.000 09/01/55 389,005
1,700,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6.625 09/01/45 1,707,800
3,600,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5.000 01/01/45 3,687,956
5,050,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2014A
4.250 12/01/34 5,049,930
300,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5.750 06/15/44 288,708
1,595,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/39 1,762,214
1,675,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/40 1,835,893
1,760,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/41 1,914,637
1,710,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/42 1,850,414
1,955,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/43 2,104,058
4,010,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/44 4,283,207
4,170,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/45 4,426,836
3,850,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/46 4,066,035
700,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5.625 12/31/55 709,730
2,265,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/38 2,471,722
2,175,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/39 2,356,665
4,200,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/40 4,525,758
1,555,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/41 1,674,018
1,615,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/42 1,733,400
2,970,000 Elgin, Bastrop and Travis Counties, Texas, Certificates of
Participation, Combination Tax Tax Increment Reinvestment
Zone 1, Subordinate Lien Series 2021A - BAM Insured
4.000 07/15/40 2,911,541
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 2,000,010
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/33 859,655
1,185,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.000 08/01/35 1,251,632
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/37 1,060,021
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/38 838,291
700,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.500 02/15/37 810,398

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 445,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.500% 02/15/38 $ 511,326
1,775,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.000 02/15/39 1,958,248
10,000,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5.250 06/01/49 9,735,007
1,310,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5.000 02/15/39 1,429,249
8,585,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5.000 06/01/33 8,176,934
2,255,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/36 2,378,606
1,340,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/37 1,403,897
1,150,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/38 1,199,100
1,220,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/39 1,264,915
10,385,000 (d) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
0.000 09/01/49 3,164,481
1,360,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5.000 08/15/30 1,363,131
1,280,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5.000 08/15/35 1,283,180
2,535,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5.000 11/01/28 2,539,120
665,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5.000 11/01/46 553,207
760,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes,
Inc. Project, Series 2014
5.500 01/01/43 760,361
6,625,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
4.100 04/01/34 6,625,350
10,000,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/47 9,405,958
10,880,000 (h) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 12,936,222
6,780,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2025A
5.000 01/01/39 7,516,448
2,000,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5.000 08/01/43 2,121,389

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,500,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5.000% 08/01/44 $ 1,582,111
1,000,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.125 09/15/45 1,038,697
620,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7.125 09/15/55 633,663
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5.125 01/01/44 949,030
555,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5.125 09/01/44 551,489
410,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.000 02/01/29 410,076
1,805,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.000 02/01/34 1,794,928
385,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.125 02/01/39 378,316
645,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5.500 08/01/27 662,387
500,000 San Antonio Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5.000 08/15/39 552,795
3,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5.000 02/15/41 3,011,945
1,680,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/37 1,629,673
1,750,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/38 1,688,548
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/39 1,240,763
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/39 1,423,887
3,690,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/40 3,475,251
5,000,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.000 02/01/49 5,169,072
TOTAL TEXAS 226,686,836
UTAH - 1.6%
500,000 (c) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5.625 12/01/54 500,831
2,000,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
5.500 12/01/40 2,007,126
2,000,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6.000 12/01/45 2,012,869
7,500,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6.250 12/01/54 7,484,569

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 3,715,000 (c) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6.250% 12/01/55 $ 3,715,422
2,000,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5.000 07/01/37 2,139,352
1,000,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5.500 06/15/39 1,022,435
3,500,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4.000 06/01/41 3,257,854
2,600,000 (c) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.375 02/01/51 2,031,249
19,115,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5.000 07/01/42 19,121,371
1,750,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.450 01/01/44 1,733,037
615,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.700 01/01/54 601,141
8,325,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/38 9,191,684
1,000,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5.625 12/01/54 1,014,048
TOTAL UTAH 55,832,988
VIRGIN ISLANDS - 0.5%
6,800,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5.750 02/01/45 6,717,914
6,550,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000 12/01/55 6,373,731
1,100,000 (c) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6.000 04/01/53 1,083,777
1,000,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5.000 09/01/29 1,053,619
1,655,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5.000 09/01/31 1,780,826
1,250,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5.000 09/01/44 1,320,146
TOTAL VIRGIN ISLANDS 18,330,013
VIRGINIA - 0.9%
6,000,000 (b) Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series
2020D, (Mandatory Put 7/01/30)
5.000 07/01/53 6,422,390
4,010,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5.000 06/01/47 3,302,753
10,000,000 (g) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024A, (UB)
4.450 09/01/44 9,927,208
2,070,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5.000 07/01/42 2,224,994
2,000,000 (c) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/49 1,605,381
4,060,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4.000 01/01/40 4,067,928
5,695,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4.000 01/01/45 5,339,476
TOTAL VIRGINIA 32,890,130

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 3.0%
$ 2,495,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000% 06/01/46 $ 2,559,607
5,590,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/30 5,707,230
4,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/32 4,028,716
1,120,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/37 1,124,449
1,400,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/40 1,546,170
1,700,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/41 1,873,440
2,000,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/42 2,189,873
1,150,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/43 1,251,822
1,100,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/44 1,187,455
1,500,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/45 1,604,810
3,630,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4.000 08/01/44 3,303,790
1,045,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/41 1,109,301
2,430,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/42 2,564,007
1,900,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/44 1,975,405
3,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/45 3,807,395
7,605,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.250 09/01/50 7,895,831
2,960,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5.000 10/01/41 2,962,531
3,090,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/33 3,158,696
3,470,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/34 3,542,922
2,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/35 2,747,021
1,155,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/41 1,133,347
2,000,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/46 1,834,222
2,195,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5.000 01/01/48 2,029,840
13,860,333 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3.375 04/20/37 12,838,579
7,750,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/41 8,595,178
9,630,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/43 10,527,184
11,080,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/44 12,026,910
TOTAL WASHINGTON 105,125,731

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.2%
$ 875,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.500% 06/01/54 $ 910,920
550,000 (b),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 597,967
1,500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5.000 09/01/31 1,557,675
1,800,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/38 1,941,672
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/39 1,071,244
TOTAL WEST VIRGINIA 6,079,478
WISCONSIN - 4.4%
1,745,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5.000 02/01/36 1,745,334
815,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5.000 06/15/40 813,465
200,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5.000 07/01/55 169,374
720,000 (c),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/46 722,661
1,430,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 1,148,071
1,100,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5.250 06/15/54 1,058,173
10,952 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 69
9,573 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 60
9,420 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 59
9,114 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 56
8,961 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 55
11,641 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 72
11,488 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 70
11,105 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 68
10,876 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/55 66
10,646 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 65

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 11,795 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/57 $ 71
11,488 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 69
11,182 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 67
10,952 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 66
10,799 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 64
10,493 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 62
10,263 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 61
10,033 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 59
9,880 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 58
10,646 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/66 63
128,214 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 754
1,000,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.150 01/01/55 981,673
3,950,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.250 01/01/65 3,872,545
26,928 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/46 170
26,549 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/47 166
26,359 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/48 165
26,169 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/49 163
25,790 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/50 160
28,255 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/51 174
699,467 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3.750 07/01/51 470,624
28,066 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/52 172

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 27,687 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000% 01/01/53 $ 169
27,497 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/54 168
27,118 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/55 165
26,738 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/56 162
26,549 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/57 160
26,169 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/58 158
25,980 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/59 156
25,790 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/60 154
25,411 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/61 152
25,221 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/62 150
24,842 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/63 147
24,652 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/64 146
24,463 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/65 144
24,083 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/66 142
313,660 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/67 1,844
2,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5.625 06/15/54 1,545,426
5,730,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5.625 06/15/59 4,337,223
1,650,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2013A
7.000 08/01/43 1,651,346
3,845,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4.000 08/01/35 3,684,808
14,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6.750 12/01/42 10,920,000
5,000,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4.000 10/01/46 5,070,006
2,735,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6.500 09/01/48 1,641,000
1,360,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 612,000

Portfolio of Investments March 31, 2026
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,065,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375% 01/01/48 $ 1,829,250
1,000,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0.000 01/01/49 500
4,300,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2.875 05/01/27 4,273,457
10,050,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5.000 06/15/38 10,049,551
3,525,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000 06/01/41 3,529,917
1,465,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8.000 06/15/42 1,470,203
15,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 15,485,657
11,155,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 11,393,486
5,000,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C
0.000 12/15/45 2,026,573
6,495,000 (h) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0.000 12/15/60 1,691,927
7,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4.000 08/15/42 7,026,674
650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5.450 10/01/39 680,428
1,880,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5.250 10/01/39 1,880,421
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5.375 10/01/44 999,999
3,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5.500 10/01/49 3,425,564
6,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4.000 04/01/39 5,793,834
2,980,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
5.000 07/01/34 2,982,933
2,100,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
4.350 07/01/36 2,081,339
5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5.000 12/01/34 4,961,802
4,435,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5.000 12/01/44 3,983,196
4,225,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5.250 12/01/49 3,728,745
22,000,000 Wisconsin State, General Obligation Bonds, Series 2026A 5.000 05/01/38 24,689,146
TOTAL WISCONSIN 154,435,552
TOTAL MUNICIPAL BONDS
(Cost $3,588,986,535) 3,533,589,293

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 32
CAPITAL GOODS - 0.0%
$ 321,690 (f),(i) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/26 $ 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
SHARES DESCRIPTION MATURITY VALUE
71,850 WARRANTS - 0.0% 71,850
TRANSPORTATION - 0.0%
57,480 (i) BL Train Holdings West LLC 11/26/35 71,850
TOTAL TRANSPORTATION 71,850
TOTAL WARRANTS
(Cost $0) 71,850
TOTAL LONG-TERM INVESTMENTS
(Cost $3,617,037,975) 3,561,105,955
FLOATING RATE OBLIGATIONS - (2.6)% (92,265,000)
OTHER ASSETS & LIABILITIES, NET -  0.4% 15,203,979
NET ASSETS - 100% $ 3,484,044,934
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Affiliated holding
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $381,871,642 or 10.8% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.

Portfolio of Investments March 31, 2026
Intermediate Duration
See Notes To Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
8,732,430 EXCHANGE-TRADED FUNDS - 0.1% 8,732,430
350,000 (a) Nuveen Municipal Income ETF $ 8,732,430
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,602,500) 8,732,430
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 0.5% –
$ 12,925,117 (b) Federal Home Loan Mortgage Corporation, Notes, Series 2023
23-ML15
4 .140% 01/25/40 12,819,476
5,295,078 (b) Freddie Mac Multifamily, Series 2025 ML32 4 .837 03/25/42 5,435,544
4,913,065 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08 1 .877 07/25/37 3,999,728
4,679,276 Freddie Mac Multifamily ML Certificates, Series 2024 ML22 4 .547 10/25/40 4,752,126
3,472,449 (b) Freddie Mac Multifamily ML Certificates, Series 2024 ML23 4 .564 04/25/42 3,641,582
4,394,489 (b) Freddie Mac Multifamily ML Certificates, Series 2025 ML30 4 .783 07/25/42 4,586,431
7,797,093 Freddie Mac Multifamily ML Certificates, Series 2021 ML10 2 .032 01/25/38 6,258,260
4,552,723 Freddie Mac Multifamily Variable Rate Certificate, Series 2022
M068
3 .150 10/15/36 4,145,175
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $48,916,538) 45,638,322
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8571322715 MUNICIPAL BONDS - 97.9% 8571322715
ALABAMA - 2.4%
1,850,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .250 10/01/39 1,841,811
3,515,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .550 10/01/44 3,500,642
1,360,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .450 10/01/44 1,346,546
4,030,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .300 10/01/44 3,969,550
1,490,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2025B
4 .800 10/01/40 1,532,475
7,630,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/31 7,779,707
5,080,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/37 5,082,934
2,880,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018B
5 .000 07/01/37 2,957,409
6,815,000 (b) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 6,854,199
3,000,000 (b) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 3,140,795
4,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 4,317,702
5,480,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5 .250 05/01/55 5,636,310
2,725,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 2,891,543
11,015,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 11,220,109
1,450,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/27 1,471,700
1,925,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/28 1,971,790
1,850,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/30 1,914,579
5,500,000 (b),(c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5 .500 11/01/56 5,819,581
9,900,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
5 .000 12/01/55 10,483,292

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 5,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250% 12/01/53 $ 5,338,899
1,045,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/26 1,052,272
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/28 1,045,312
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/30 1,075,367
9,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 09/01/33 9,161,357
3,720,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5 .000 12/01/33 3,865,478
2,540,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 2,335,080
2,235,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 09/01/25 178,800
1,725,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/26 138,000
2,160,000 (b) Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 2,144,915
5,675,000 (b) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5 .000 08/01/54 6,016,325
1,000,000 (b) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,053,249
8,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 8,177,690
10,000,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 10,054,713
1,820,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,937,704
13,660,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 14,155,049
4,025,000 (b) Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025C, (Mandatory Put
2/01/31)
5 .000 05/01/55 4,259,385
8,140,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/30 8,640,924
21,395,000 (b) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 22,776,443
4,005,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 4,313,945
4,250,000 (c) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,261,778
10,000,000 West Jefferson, Alabama, Industrial Development Board
Pollution Control Revenue Bonds, Alabama Power Company,
Refunding Series 1998
3 .650 06/01/28 10,108,726
TOTAL ALABAMA 205,824,085

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.2%
$ 5,015,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
4 .000% 12/01/41 $ 4,810,518
4,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/39 4,279,022
1,900,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .350 12/01/39 1,557,286
1,850,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2025A-II
6 .000 12/01/56 2,050,181
1,575,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,640,233
TOTAL ALASKA 14,337,240
ARIZONA - 1.6%
1,040,000 Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2020C. Forward Delivery
5 .000 08/01/26 1,048,284
3,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .500 04/01/44 2,985,410
1,140,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5 .000 10/01/45 1,156,643
16,915,000 (e) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 17,535,065
2,370,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 2,397,540
3,605,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 3,652,125
21,840,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 22,189,696
7,830,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5 .000 07/01/35 9,018,265
6,970,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5 .000 07/01/35 8,033,810
10,185,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5 .000 07/01/36 11,767,906
800,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Refunding Series 2020
4 .000 05/15/26 801,293
1,000,000 Glendale Union High School District 205, Maricopa County,
Arizona, General Obligation Bonds, School Improvement,
Project 2024, Series 2024A
5 .000 07/01/42 1,084,433
1,000,000 Glendale, Arizona, Excise Tax Revenue Bonds, Refunding
Senior Series 2024
5 .000 07/01/26 1,006,220
1,825,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .625 09/01/44 1,825,648
890,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 790,306
1,950,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 1,965,042
460,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
5 .000 09/01/27 475,165
2,170,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company,
Refunding Series 2009A
3 .600 02/01/40 1,990,731
1,850,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023 Series 2025B
5 .000 07/01/32 2,081,748
1,500,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023, Series 2025A
5 .000 07/01/30 1,640,825
3,615,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/26 3,645,618

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 4,220,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000% 08/01/27 $ 4,360,696
3,975,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/28 4,180,840
705,000 Paradise Valley Unified School District No. 69, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project of 2019, Series 2022D
5 .000 07/01/37 766,316
9,405,000 Phoenix Civic Improvement Corporation, Arizona,
Transportation Excise Tax Revenue Bonds, Series 2025
5 .000 07/01/32 10,588,902
5,000,000 Phoenix Civic Improvement Corporation, Arizona,
Transportation Excise Tax Revenue Bonds, Series 2025
5 .000 07/01/36 5,724,829
1,210,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000 07/01/36 1,337,444
1,160,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/34 1,316,830
835,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .000 08/01/34 947,890
1,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 1,314,723
1,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 1,182,880
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/35 1,150,890
5,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/36 5,707,608
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/41 1,094,552
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/42 1,089,609
TOTAL ARIZONA 137,855,782
ARKANSAS - 0.8%
20,000,000 (b),(c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4 .000 09/01/46 19,912,512
3,140,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 3,165,695
1,165,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 1,187,367
5,000,000 (b) Arkansas Development Finance Authority, Resource Recovery
Revenue Bonds, Weyerhaeuser Company Project, Series 2025,
(AMT), (Mandatory Put 10/15/32)
3 .875 10/15/65 4,978,153
11,415,000 (b) Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5 .000 09/01/44 11,640,929
160,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .100 07/01/39 158,120
1,195,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .450 07/01/44 1,187,610
2,750,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2025A
4 .600 07/01/45 2,743,332
610,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/37 666,908

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 620,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000% 12/01/38 $ 673,222
705,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/40 757,172
2,305,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/29 2,178,495
2,500,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/30 2,312,520
2,905,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/31 2,624,797
1,610,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/26 1,612,640
1,500,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/28 1,503,050
1,935,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/29 1,938,952
1,005,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/30 1,007,061
4,595,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/34 4,603,563
715,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/27 716,067
1,245,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/34 1,309,860
1,265,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/35 1,326,461
1,000,000 University of Arkansas, Various Facilities Revenue Bonds, UAMS
Campus, Refunding Series 2025
5 .000 09/01/32 1,119,241
TOTAL ARKANSAS 69,323,727
CALIFORNIA - 4.4%
9,005,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2026F-1
5 .000 04/01/42 10,581,495
5,000,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2026F-1
5 .000 04/01/43 5,848,328
5,000,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2026F-1
5 .000 04/01/44 5,805,929
3,755,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 4,085,412
8,880,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 9,071,852
7,500,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 8,037,143
8,860,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 9,592,684
15,450,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5 .000 12/01/55 16,118,310
10,000,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 10,101,156
4,920,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025G
5 .000 12/01/35 5,329,290
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Term Rate Series 2025F
5 .000 11/01/33 5,352,752
1,430,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/30 1,518,774

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,310,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000% 06/01/32 $ 1,376,229
635,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/33 663,517
350,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/34 348,589
2,190,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/36 2,152,539
3,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/38 2,889,250
1,580,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/40 1,482,355
3,420,000 (b) California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2025V-5, (Mandatory Put 3/01/35)
5 .000 03/01/55 4,044,074
1,205,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/35 1,204,636
1,345,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/36 1,344,787
15,911,335 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-2
3 .750 03/25/35 16,023,723
2,762,356 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3 .250 08/20/36 2,641,802
4,135,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San
Francisco, Series 2024A
3 .250 08/01/29 4,176,945
6,730,000 (b) California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3 .000 10/01/47 6,733,895
1,090,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/36 1,267,073
1,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/37 1,153,472
5,950,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 5,658,343
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/33 4,114,377
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/34 5,133,216
3,750,000 (b) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2021B,
(AMT), (Mandatory Put 7/15/26)
3 .250 07/01/51 3,750,227
4,685,000 (b) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2026A,
(AMT), (Mandatory Put 6/15/26)
2 .800 03/01/56 4,681,828
4,525,000 (b) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2024A,
(AMT), (Mandatory Put 6/01/26)
2 .875 11/01/46 4,522,633
2,590,000 (c) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/34 2,800,924
2,500,000 (c) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/35 2,691,323
2,500,000 (c) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/36 2,673,576

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,505,000 (b),(c) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 8/17/26)
2 .875% 07/01/43 $ 7,495,236
6,055,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 6,056,020
4,900,000 (b) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015B-2, (AMT), (Mandatory Put 11/02/26)
3 .450 11/01/40 4,902,061
15,140,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2019
5 .000 11/01/37 15,836,273
2,120,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5 .000 09/01/43 2,304,308
18,255,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2026
5 .000 10/01/39 19,729,398
10,500,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/30 11,505,430
4,450,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 4,455,295
1,500,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,504,371
2,695,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/31 2,701,052
4,200,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 4,206,404
6,180,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 6,185,465
885,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/28 917,866
2,530,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/33 2,606,122
3,790,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/38 3,884,841
4,900,000 (b) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 5,276,807
455,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0 .000 08/01/39 262,114
575,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0 .000 08/01/40 313,539
750,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0 .000 08/01/44 326,544
6,000,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-1
3 .000 06/01/48 4,202,031
6,605,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .000 07/01/43 5,293,494
4,045,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-1
2 .650 12/01/46 3,403,424
5,145,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 3,612,663

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,430,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000% 08/01/33 $ 1,471,737
2,200,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000 08/01/34 2,261,582
7,715,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 773,165
4,125,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 4,043,110
1,320,000 Grant Joint Union High School District, Sacramento County,
California, General Obligation Bonds, Capital Appreciation
Election 2006 Series 2008 - AGM Insured
0 .000 08/01/26 1,308,358
2,015,000 Las Virgenes Unified School District, Los Angeles County,
California, General Obligation Bonds, 2006 Election, Series
2009B
0 .000 08/01/27 1,947,755
5,000,000 (f) Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016, Series
2026D
4 .000 08/01/47 4,753,386
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A
5 .000 07/01/28 5,178,586
4,980,000 Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/37 5,832,590
5,440,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 5,753,137
8,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .125 11/01/29 8,914,048
6,770,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .125 11/01/29 7,098,992
1,020,000 Orange County Local Transportation Authority, California,
Measure M2 Sales Tax Revenue Bonds, Refunding Limited Tax,
Series 2025
5 .000 02/15/35 1,210,916
8,040,000 Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
6 .750 08/01/40 8,473,781
5,355,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/34 4,059,080
2,115,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/34 1,555,365
2,000,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/36 1,340,817
1,165,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/45 448,555
5,000,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/46 1,796,552
7,200,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/47 2,418,735
5,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023A, (AMT)
5 .000 05/01/27 5,109,207
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/29 3,188,839
2,250,000 (f) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Refunding Series 2026.
Forward Delivery
5 .000 09/01/33 2,618,763
1,825,000 (f) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Refunding Series 2026.
Forward Delivery
5 .000 09/01/34 2,147,956

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,730,000 Santa Barbara Community College District, California, General
Obligation Bonds, Election of 2024 Series 2025A
0 .000% 08/01/43 $ 775,256
3,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 3,028,837
1,450,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .250 07/01/27 1,446,630
1,435,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .500 07/01/28 1,428,200
1,355,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .750 07/01/29 1,351,903
TOTAL CALIFORNIA 383,689,054
COLORADO - 3.1%
6,185,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/37 7,297,671
5,695,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/38 6,673,284
3,810,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/39 4,429,583
2,955,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 2,694,540
1,600,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,629,567
3,015,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/32 3,222,074
1,255,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/33 1,338,452
1,000,000 Broomfield, Colorado, Water Activity Enterprise Water Revenue
Bonds, Series 2026
5 .000 12/01/30 1,100,466
6,132,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/29 6,140,188
1,115,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
4 .000 12/01/29 1,114,801
6,000,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5 .250 12/15/44 6,607,048
11,210,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017, (AMT)
4 .000 06/30/51 9,298,336
10,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
3 .750 07/01/26 9,998
6,495,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .500 02/01/45 6,761,091
1,235,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/30 1,124,396
1,715,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
3 .125 10/01/31 1,383,612
5,070,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 5,311,995
840,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 899,292
4,710,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/36 4,892,579
33,615,000 (b) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 33,649,281
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/40 1,927,847
405,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 413,184
14,655,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3 .125 09/01/42 14,689,926

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000% 01/01/36 $ 1,006,721
2,755,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
2 .125 11/01/42 1,924,695
6,510,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2 .000 05/01/42 4,466,021
7,345,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2024A-1
6 .000 11/01/55 8,129,926
24,465,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes,Series 2025B
5 .000 06/30/26 24,614,579
14,116,557 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 9,214,413
1,705,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,946,287
875,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 993,154
5,140,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/35 5,313,836
1,355,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,371,997
3,590,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/27 3,704,582
8,645,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 8,651,629
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/31 1,511,383
500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 503,502
645,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 649,126
3,035,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025B
5 .000 12/01/27 3,160,580
1,665,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopment
Area, Series 2018A
5 .250 12/01/39 1,669,110
310,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopment
Area, Series 2018A
5 .250 12/01/39 310,664
10,350,000 Denver, Colorado, General Obligation Bonds, Vibrant Denver
Series 2026A
5 .500 08/01/42 11,922,072
9,670,000 Denver, Colorado, General Obligation Bonds, Vibrant Denver
Series 2026A
5 .500 08/01/43 11,062,153
5,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,891,929
5,520,000 Fort Collins-Loveland Water District, Larimer and Weld
Counties, Colorado, Water Revenue Bonds, Series 2025
5 .000 12/01/32 6,232,000
1,000,000 Fort Collins-Loveland Water District, Larimer and Weld
Counties, Colorado, Water Revenue Bonds, Series 2025
5 .000 12/01/33 1,139,503
576,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 592,509
2,205,000 Metropolitan Wastewater Reclamation District, Colorado,
Sewer Revenue Bonds, Improvement Series 2026A
4 .125 04/01/47 2,099,867
1,040,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 936,347
3,945,000 (g) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0 .000 12/01/42 2,892,468

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 750,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000% 12/01/36 $ 708,796
600,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/28 616,998
550,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/28 570,773
750,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/29 783,753
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/29 525,834
555,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/30 587,047
445,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/30 473,132
1,035,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/31 1,105,484
3,400,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/40 3,217,675
2,100,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 1,977,573
9,095,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 8,405,985
1,060,000 Snowmass Water and Sanitation District, Pitkin County,
Colorado, General Obligation Bonds, Series 2016
5 .000 12/01/36 1,070,602
1,000,000 Spring Mesa Metropolitan District, Jefferson County, Colorado,
General Obligation Bonds, Refunding Series 2015 - AGC
Insured
3 .750 12/01/44 920,299
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .125 12/01/39 621,283
730,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 637,517
1,025,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,032,344
TOTAL COLORADO 267,775,359
CONNECTICUT - 1.7%
5,050,000 (b) Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200 07/01/37 5,057,445
1,890,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
5 .000 07/01/33 1,955,981
4,790,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 4,799,146
10,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/35 9,976,721
700,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/26 701,218
1,125,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/27 1,136,606
775,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/28 787,826
600,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/29 612,187
4,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Remarketing Series 1999U
5 .000 07/01/33 5,118,411
11,140,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2016A-2, (Mandatory
Put 7/01/26)
2 .000 07/01/42 11,123,431
1,220,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Variable Rate Demand
Obligations, Series 2001V-1
5 .000 07/01/36 1,403,851

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 3,790,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000% 07/01/49 $ 4,034,326
1,170,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
4 .000 11/15/38 1,143,612
2,020,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,793,013
1,540,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019E-1
2 .850 11/15/39 1,311,889
5,570,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .750 11/15/37 4,771,858
5,180,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .450 05/15/38 4,191,334
2,035,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
3 .500 11/15/45 2,026,404
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020D-1
2 .350 11/15/40 3,894,205
2,850,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-1
2 .350 11/15/40 2,226,245
10,050,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 7,385,886
11,105,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .100 11/15/40 8,367,650
22,870,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .300 11/15/41 17,178,503
1,025,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4 .500 11/15/45 1,011,479
2,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4 .550 11/15/44 2,006,393
2,150,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5 .000 08/01/26 2,167,849
8,955,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/30 9,818,486
5,400,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 5,697,067
4,060,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 4,366,360
2,900,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5 .000 07/01/31 3,217,165
5,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5 .000 07/01/32 5,611,109
8,000,000 Greenwich, Connecticut, General Obligation Bonds, Bond
Anticipation Notes, Series 2026
4 .000 02/04/27 8,108,607
1,000,000 New Haven, Connecticut, General Obligation Bonds, Series
2025
5 .000 08/01/31 1,096,655
1,350,000 New Haven, Connecticut, General Obligation Bonds, Series
2025
5 .000 08/01/32 1,495,723
TOTAL CONNECTICUT 145,594,641
DELAWARE - 0.3%
2,855,000 (b) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020B,
(Mandatory Put 10/01/35)
4 .000 10/01/40 2,811,280
2,505,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 07/01/44 2,489,509
1,270,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .200 07/01/39 1,266,590
690,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .600 07/01/44 688,355
1,320,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4 .450 07/01/44 1,311,837
2,040,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .300 07/01/44 2,009,550

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE (continued)
$ 1,260,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .200% 07/01/40 $ 1,256,340
3,240,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025B
4 .650 07/01/40 3,306,387
1,750,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Taxable Series 2025D
4 .750 07/01/40 1,796,758
3,455,000 University of Delaware, Revenue Bonds, Series 2025A 5 .000 11/01/32 3,904,037
715,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5 .000 01/01/34 812,655
980,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5 .000 01/01/35 1,120,893
TOTAL DELAWARE 22,774,191
DISTRICT OF COLUMBIA - 1.5%
2,645,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/30 2,645,330
143,565,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 33,068,274
8,340,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 7,850,188
3,190,000 District of Columbia, General Obligation Bonds, Series 2019A 5 .000 10/15/30 3,403,752
5,515,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/41 6,026,045
9,165,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/43 9,906,755
5,200,000 District of Columbia, General Obligation Bonds, Series 2026A 5 .000 06/01/30 5,669,927
7,000,000 (b) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2025A, (Mandatory Put 4/03/35)
5 .000 04/01/60 7,665,081
1,260,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/33 1,320,954
2,830,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/34 2,960,646
1,625,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/36 1,691,780
1,935,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 1,664,342
5,610,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/26 5,674,983
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/31 5,298,494
8,300,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,560,851
2,460,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 2,685,168
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/34 5,430,364
2,440,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/35 2,635,364
3,620,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,733,769
5,795,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,081,896
2,840,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
5 .000 07/15/27 2,930,140
5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5 .000 07/01/42 5,075,342
TOTAL DISTRICT OF COLUMBIA 131,979,445

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 3.9%
$ 11,195,000 Broward County School Board, Florida, Certificates of
Participation, Series 2022A
5 .000% 07/01/26 $ 11,257,270
5,015,000 Broward County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 07/01/28 5,268,366
10,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/34 10,011,029
15,135,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/35 15,150,413
5,510,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT)
5 .000 10/01/34 5,773,085
3,315,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
2 .250 09/01/29 3,207,954
730,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2 .750 09/01/26 730,070
395,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3 .000 09/01/27 395,469
4,195,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/35 4,144,913
160,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5 .000 06/15/27 160,043
1,155,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/35 1,163,986
1,000,000 (b),(c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 1,005,173
6,250,000 (b) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Management, Inc.
Project, Series 2025A, (AMT), (Mandatory Put 9/01/28)
3 .400 09/01/50 6,252,236
4,720,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 978,785
20,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 14,900,000
16,285,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 12,132,325
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/53 4,856,950
30,615,000 (b),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1 .000 07/01/57 21,124,350
1,355,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/32 1,356,542
1,885,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/33 1,887,023
6,015,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/34 6,021,045
4,290,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/35 4,294,058
960,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2017-1
3 .600 07/01/37 917,820
1,990,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
4 .050 07/01/38 1,993,057
4,470,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
3 .000 07/01/39 3,891,188

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 7,550,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .450% 07/01/44 $ 7,531,261
1,900,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
4 .600 07/01/40 1,925,003
4,115,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-1
6 .000 01/01/57 4,614,627
7,890,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2 .050 07/01/41 5,784,415
14,720,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/34 16,476,729
3,730,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/35 4,137,238
4,825,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/31 5,347,717
5,320,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/33 6,025,060
5,585,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/34 6,371,530
5,865,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/35 6,729,645
3,445,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
4 .250 07/01/49 3,273,225
1,980,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .000 11/15/34 2,238,856
3,400,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4 .000 09/01/34 3,406,441
5,250,000 Jacksonville, Florida, Transportation Revenue Bonds, Refunding
Series 2026
5 .000 10/01/32 5,907,325
2,000,000 JEA, Florida, Electric System Revenue Bonds, Series Three
2024A
5 .000 10/01/30 2,190,165
5,195,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5 .000 10/01/27 5,369,889
1,950,000 (f) Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5 .000 07/01/32 2,158,480
5,115,000 (f) Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5 .000 07/01/33 5,714,009
10,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0 .000 10/01/45 3,911,211
5,060,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 5,060,952
2,175,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Refunding Series 2014B
5 .000 07/01/27 2,182,079
7,405,000 (b) Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4 .000 11/01/48 7,410,067
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,090,266
7,350,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/29 7,824,424
16,265,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/33 17,955,078
6,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Refunding Series 2025B
5 .000 10/01/32 6,721,019
7,645,000 Orange County Health Facilities Authority Revenue Bonds,
Florida, Presbyterian Retirement Communities Obligated
Group Project Series 2023A
4 .000 08/01/36 7,580,554
4,010,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/32 4,126,838
2,020,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/34 2,072,469

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000% 10/01/49 $ 992,866
6,190,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 6,745,626
585,000 (c) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 542,862
315,000 (c) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/36 295,419
425,000 (c) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/41 371,657
1,390,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,519,701
5,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/31 5,537,232
4,750,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/32 5,320,807
4,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/33 4,517,204
6,835,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4 .000 08/15/42 6,479,368
1,890,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0 .000 09/01/34 1,377,897
1,495,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .000 05/01/34 1,494,838
TOTAL FLORIDA 337,205,199
GEORGIA - 2.1%
1,000,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 1,017,815
4,150,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/33 4,569,052
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/34 7,711,482
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/35 7,666,968
6,250,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/32 7,002,226
1,850,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/33 2,094,221
6,000,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2025
5 .000 01/01/33 6,779,516
1,315,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .600 12/01/33 1,308,604
1,240,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .850 12/01/38 1,190,637
2,940,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .050 12/01/34 2,754,263
4,565,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .350 12/01/39 4,106,108
8,290,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019B
2 .950 12/01/39 7,145,725
4,250,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .400 12/01/41 3,226,076
990,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A
4 .150 12/01/38 990,692
3,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .450 12/01/44 3,915,145
2,740,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .000 12/01/39 2,684,706

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 5,040,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .400% 12/01/44 $ 5,045,660
6,320,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
4 .800 12/01/40 6,483,544
3,450,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025G
6 .250 12/01/55 3,848,016
5,725,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Sub Series 2015A-1
3 .700 12/01/35 5,574,740
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/32 5,004,517
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/33 5,004,132
8,015,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 8,109,522
10,650,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,758,501
11,685,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 12,195,054
12,900,000 (b),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 12,874,355
4,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 4,195,619
4,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 4,235,864
11,595,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 12,316,781
3,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E, (Mandatory Put 12/01/32)
5 .000 05/01/55 3,149,038
8,580,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 9,180,562
6,750,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/32 7,595,132
TOTAL GEORGIA 179,734,273
GUAM - 0.1%
400,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/26 401,942
450,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/27 460,654
800,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/28 832,357
1,250,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/30 1,334,261
2,470,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/35 2,708,831
630,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/38 672,706
1,200,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/39 1,278,233
650,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/26 653,156
500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/27 511,838
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/28 1,040,446
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/29 1,055,753
1,100,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/30 1,174,150
TOTAL GUAM 12,124,327

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.4%
$ 3,500,000 Hawaii County, Hawaii, General Obligation Bonds, Series
2017A
5 .000% 09/01/29 $ 3,574,489
21,240,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 17,914,600
6,515,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 6,506,662
2,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/30 2,165,989
1,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/32 1,107,129
1,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/33 1,115,937
1,015,000 Hawaii State, General Obligation Bonds, Series 2017FK 5 .000 05/01/34 1,036,395
1,340,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5 .000 07/01/37 1,511,071
TOTAL HAWAII 34,932,272
IDAHO - 0.2%
310,000 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, (AMT)
3 .750 09/01/32 306,224
1,455,000 Boise City, Idaho, Airport Revenue Bonds, Employee Parking
Facilities Project, Series 2021B, (AMT)
4 .000 09/01/46 1,306,978
1,210,000 Boise City, Idaho, Airport Revenue Bonds, Public Parking
Facilities Project, Refunding Series 2021A
5 .000 09/01/51 1,223,062
1,800,000 (b) Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2013ID, (Mandatory Put 5/01/26)
2 .625 12/01/48 1,799,667
110,000 (b) Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 119,098
1,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Victory Charter School, Inc. Project, Refunding
Series 2016A
5 .000 07/01/39 974,527
895,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2019C
2 .900 07/01/39 771,468
4,820,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 01/01/44 4,773,280
10,430,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 9,949,079
TOTAL IDAHO 21,223,383
ILLINOIS - 5.6%
4,700,000 Berwyn, Cook County, Illinois, General Obligation Bonds,
Series 2014A
5 .000 12/01/34 4,660,851
1,026,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,019,613
943,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 943,007
1,391,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,382,341
1,418,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 1,418,010
1,380,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .000 12/01/41 1,499,479
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .000 12/01/42 1,355,260
5,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 6,069,401
6,005,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000 01/01/37 6,253,155
1,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
4 .500 01/01/48 956,249
4,740,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 4,995,432

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 7,965,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000% 01/01/30 $ 8,508,213
1,100,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/27 1,116,809
1,285,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/28 1,329,748
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/29 1,576,774
1,000,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
5 .000 12/01/43 1,060,755
2,550,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
4 .250 12/01/47 2,460,154
3,450,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/41 3,298,835
1,150,000 DuPage County Forest Preserve District, Illinois, General
Obligation Bonds, Limited Tax Series 2025
5 .000 11/01/28 1,216,852
4,020,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/39 4,389,834
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/30 1,019,643
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/34 1,008,053
1,395,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/35 1,400,926
1,455,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/36 1,458,222
1,625,000 Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025
4 .125 12/15/45 1,578,989
1,045,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .150 03/01/27 1,045,253
1,000,000 (b) Illinois Development Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019,
(Mandatory Put 11/02/26)
3 .450 11/01/44 1,000,877
3,390,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-2
4 .000 11/01/30 3,446,259
3,690,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-3
5 .000 11/01/30 3,834,061
4,960,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 5,042,557
6,400,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H.
Lurie Children's Hospital of Chicago, Refunding Series 2017
4 .000 08/15/39 6,054,756
2,130,000 Illinois Finance Authority, Revenue Bonds, Art Institute of
Chicago, Series 2016
5 .000 03/01/30 2,132,269
28,010,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 28,350,058
85,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 81,631
915,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 926,109
2,375,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .625 02/15/32 2,395,796
10,000,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .750 02/15/34 10,098,266
70,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 70,850

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,505,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000% 02/15/41 $ 1,523,272
2,505,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/31 2,635,076
1,300,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/32 1,362,387
4,510,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/34 4,696,775
7,610,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/36 7,872,761
2,410,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/33 2,424,502
3,170,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/34 3,189,076
5,010,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/35 5,040,148
1,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/27 1,001,383
1,935,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/28 1,942,302
2,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/29 2,007,484
795,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2007
5 .400 04/01/27 795,363
4,000,000 (b) Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-1, (Mandatory
Put 8/15/30)
5 .000 08/15/43 4,239,643
4,000,000 (b) Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-2, (Mandatory
Put 8/15/35)
5 .000 08/15/44 4,432,477
1,545,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/32 1,562,237
2,760,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/33 2,787,930
2,005,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/34 2,023,276
1,815,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
4 .000 03/01/35 1,757,545
3,150,000 (b) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 3,220,469
8,750,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2014A
4 .000 10/01/38 8,750,182
5,100,000 (b) Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2021B, (Mandatory Put 8/15/31)
5 .000 08/15/53 5,498,479
3,070,000 (b),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 3,093,144
7,500,000 (b),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2016, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/43 7,324,573
13,655,000 (b),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 13,335,605
1,000,000 (b) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 967,234
21,355,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
2 .150 10/01/41 15,783,775
560,000 Illinois Housing Development Authority, Revenue Bonds, Series
2019D
2 .950 10/01/39 484,177

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,475,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4 .450% 10/01/44 $ 5,461,630
20,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5 .000 02/01/34 22,538,358
1,000,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 1,003,348
3,090,000 Illinois State, General Obligation Bonds, June Series 2016 3 .500 06/01/29 3,090,824
12,200,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/26 12,355,201
1,100,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/27 1,113,158
3,225,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 3,315,733
1,460,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 1,463,903
6,135,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 6,213,046
16,075,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 16,610,355
4,950,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 5,097,331
2,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 2,126,431
3,570,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 3,634,985
2,000,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/28 2,076,084
2,205,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/29 2,327,658
1,600,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5 .000 10/01/32 1,661,043
7,100,000 Illinois State, General Obligation Bonds, Taxable September
Series 2025B
5 .250 09/01/29 7,615,951
6,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/31 6,626,283
7,160,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 7,176,563
5,800,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5 .000 01/01/36 6,458,207
9,860,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 9,873,496
10,015,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,025,542
13,090,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 13,089,025
3,540,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 3,539,736
2,520,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 2,554,773
1,485,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/30 1,505,855
1,215,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/31 1,231,336
1,645,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/32 1,665,807
1,725,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/33 1,745,331
1,815,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/34 1,834,830

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,845,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000% 12/01/27 $ 1,878,663
1,925,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/28 1,963,565
1,560,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/29 1,589,362
1,500,000 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and
Greene Counties Community College District 536, Illinois,
General Obligation Bonds, Lewis & Clark Community College,
Refunding Series 2017A - AGM Insured
5 .000 11/01/31 1,517,771
4,385,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured
4 .000 06/15/50 3,929,609
1,905,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B
0 .000 12/15/51 520,623
1,810,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/37 1,437,407
9,045,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/42 6,875,726
6,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/47 4,352,972
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2020B
5 .000 06/15/42 1,027,927
9,580,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/29 8,474,435
3,970,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 3,444,447
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/40 7,922,909
365,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .200 03/01/27 366,203
250,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .300 03/01/28 250,567
432,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .450 03/01/30 433,241
260,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 259,997
10,020,000 Northern Illinois Municipal Power Agency, Power Project
Revenue Bonds, Prairie State Project, Refunding Series 2016A
5 .000 12/01/41 10,081,280
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/27 333,526
650,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/28 679,781
1,488,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/29 1,490,014
3,065,000 (e) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (Pre-refunded
6/01/26)
5 .000 06/01/27 3,077,794
1,283,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .700 03/01/29 1,290,037
1,073,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .800 03/01/30 1,079,157
2,187,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
4 .000 03/01/33 2,201,032
2,125,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5 .000 01/01/37 2,309,814
2,440,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
5 .000 01/01/36 2,545,607

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,435,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A - BAM Insured
5 .000% 01/01/37 $ 2,550,798
2,715,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/39 2,948,703
2,105,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/40 2,264,722
3,960,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/41 4,228,238
2,935,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2016B
4 .000 10/15/40 2,905,272
965,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 04/15/34 980,510
1,250,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 10/15/35 1,262,377
5,675,000 Will County Community High School District 210 Lincoln-
Way, Illinois, General Obligation Bonds, Capital Appreciation
Refunding School Series 2013B
0 .000 01/01/30 4,957,024
TOTAL ILLINOIS 494,669,555
INDIANA - 2.4%
830,000 (b) Indiana Finance Authority, Economic Development Revenue
Bonds, Republic Service, Inc. Project, Refunding Series 2010A,
(AMT), (Mandatory Put 6/01/26)
2 .900 05/01/28 829,902
2,100,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Earlham College, Refunding Series 2013A
5 .000 10/01/32 2,056,771
3,500,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Indianapolis Project, Series 2017
5 .000 10/01/43 3,407,835
6,750,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B, (Mandatory Put 8/01/26)
1 .400 08/01/29 6,170,745
4,000,000 (b) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 4,051,408
2,375,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125 12/01/26 2,383,885
6,440,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019B, (Mandatory Put 11/01/26)
2 .100 11/01/49 6,355,720
12,830,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-3, (Mandatory Put 7/01/32)
5 .000 10/01/55 14,084,008
3,850,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 4,123,471
9,530,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-2, (Mandatory Put 10/01/31)
5 .000 10/01/63 10,393,470
5,000,000 Indiana Finance Authority, Revenue Bonds, Ascension Senior
Credit Group, Series 2025A-1
5 .000 11/15/30 5,437,406
1,710,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5 .000 10/01/26 1,713,594
1,470,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 1,077,705
11,335,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
2 .125 07/01/41 8,365,678
1,500,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .500 07/01/44 1,493,176
5,005,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024B-1
4 .650 07/01/44 5,025,853

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 7,665,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024C-1
4 .550% 07/01/44 $ 7,658,466
14,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 14,595,744
4,230,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/29 4,452,221
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/27 3,046,068
3,150,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/28 3,260,239
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/37 1,108,453
1,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/43 1,452,130
1,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Ad Valorem Property Tax Social Series 2025
5 .000 07/15/36 1,124,572
2,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Refunding & Improvement, Social Series 2024
5 .000 07/15/43 2,122,180
4,500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/41 4,813,404
4,750,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/44 4,989,365
4,000,000 (b) Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 4,039,447
33,040,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project, Refunding Series 2018B
5 .000 01/01/36 33,205,623
7,675,000 (b) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 7,801,628
2,320,000 Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5 .000 07/15/32 2,579,207
2,480,000 (c) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
4 .500 01/01/34 2,519,277
1,340,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/39 1,476,784
1,750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/41 1,910,356
2,070,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 07/15/35 2,286,267
2,190,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 07/15/36 2,400,943
1,535,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 07/15/37 1,671,172
17,320,000 (b) Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng
Series 2019A, (AMT), (Mandatory Put 6/05/26)
5 .000 12/01/44 17,380,793
4,375,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 4,506,074
TOTAL INDIANA 207,371,040

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.9%
$ 3,120,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5 .000% 06/01/33 $ 3,520,114
2,555,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5 .000 06/01/34 2,874,410
3,740,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5 .000 06/01/35 4,171,986
1,755,000 Iowa City Community School District, Johnson County, Iowa,
General Obligaiton Bonds, School Series 2020 - BAM Insured
2 .500 06/01/39 1,398,528
7,300,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4 .125 02/15/35 7,299,801
5,625,000 (b),(e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 6,000,807
5,540,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 6,243,831
9,030,000 (b),(e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 10,177,219
2,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .600 07/01/37 1,702,263
4,835,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
3 .750 01/01/50 4,838,811
7,400,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .200 07/01/41 5,497,434
2,250,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .100 07/01/38 1,758,008
2,835,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024C
4 .500 07/01/44 2,822,103
800,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/27 818,733
2,100,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/28 2,189,632
1,600,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/30 1,718,079
1,605,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/31 1,746,269
1,610,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/32 1,742,580
1,000,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/33 1,077,801
8,180,000 (b) PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 8,242,061
5,000,000 Polk County, Iowa, General Obligation Capital Loan Notes,
Series 2025B
5 .000 06/01/45 5,247,324
1,000,000 Waterloo Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .500 07/01/43 1,008,327
TOTAL IOWA 82,096,121
KANSAS - 0.3%
6,960,000 Hutchinson, Kansas, General Obligation Bonds, Temporary
Notes Series 2025D
3 .375 10/01/28 6,976,401
3,635,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 3,918,878
5,000,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/30 5,481,628
5,000,000 (b) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 5,472,468
5,000,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 5,019,433

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 2,400,000 (c) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750% 09/01/39 $ 2,441,195
TOTAL KANSAS 29,310,003
KENTUCKY - 1.8%
110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/33 109,486
500,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/34 492,282
180,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/35 176,004
1,110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/36 1,075,644
5,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 4,166,615
21,420,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A,
(AMT)
2 .000 02/01/32 18,899,374
1,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .375 02/01/36 1,000,844
3,515,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 3,547,408
3,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 3,207,586
1,190,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Medical Health System, Series
2015A
4 .500 06/01/46 1,067,885
2,465,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,573,859
1,635,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .400 07/01/44 1,610,784
1,555,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .200 07/01/40 1,548,834
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 07/01/45 992,476
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
4 .900 07/01/45 1,017,560
4,605,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 119, Series 2018
5 .000 05/01/37 4,735,479
2,650,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/28 2,803,526
3,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/31 3,596,873
5,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/33 5,621,449
9,875,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5 .000 11/15/33 11,284,465
12,025,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/33 13,570,021
1,320,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/26 1,324,243
3,280,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/28 3,286,064

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 7,800,000 (b) Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000% 10/01/47 $ 8,246,794
6,110,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2003A
2 .000 10/01/33 5,211,501
1,060,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/26 1,063,694
1,110,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/27 1,114,488
1,165,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/28 1,169,388
1,230,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/29 1,234,198
2,935,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/37 2,937,625
15,000,000 (b) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 14,508,516
18,405,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 19,493,093
1,000,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 1,011,505
1,255,000 Rural Water Financing Agency, Kentucky, Public Projects
Revenue Bonds, Flexible Term Program, Series 2025H
3 .000 08/01/40 1,054,363
3,335,000 (b) Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Louisville Gas & Electric Company Project, Series
2023A, (AMT), (Mandatory Put 6/01/27)
4 .700 06/01/54 3,375,422
5,700,000 (b) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 5,526,353
1,300,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .000 10/01/34 1,226,112
5,475,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .125 10/01/37 5,000,840
TOTAL KENTUCKY 159,882,653
LOUISIANA - 1.7%
14,510,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/34 14,570,469
2,895,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/38 3,199,760
2,080,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/39 2,282,406
870,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Refunding Series 2025
5 .000 11/01/42 928,253
5,295,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5 .000 10/01/31 5,841,258
2,470,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .350 12/01/41 1,871,756
3,050,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .400 12/01/44 3,004,189
2,085,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .150 12/01/40 2,060,561
3,585,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 12/01/45 3,535,894
1,090,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Bossier City, Louisiana Project, Refunding Series 2025
5 .000 06/01/33 1,220,828

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 11,230,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Entergy Lousiana, LLC Project, Refunding Series 2021B
2 .500% 04/01/36 $ 9,574,700
11,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 10,934,391
1,430,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/28 1,462,481
1,065,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/29 1,088,698
1,185,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/30 1,209,858
1,765,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/31 1,799,175
1,150,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/32 1,170,658
2,695,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 2,700,597
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025B
5 .000 05/15/30 1,072,935
1,000,000 (d) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/37 415,000
25,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/30 25,075
1,110,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/30 1,112,584
35,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/32 35,105
3,430,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/32 3,437,527
40,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/33 40,120
3,915,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/33 3,923,274
1,100,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,114,224
930,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2025A
4 .000 05/01/40 919,579
5,000,000 Louisiana State, General Obligation Bonds, Series 2016A 5 .000 09/01/34 5,041,262
7,050,000 Louisiana State, General Obligation Bonds, Series 2019A 5 .000 03/01/33 7,442,069
900,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/37 958,154
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/39 1,032,267
1,420,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/40 1,488,767
5,195,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5 .000 12/01/26 5,267,485
6,105,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/40 6,326,940
795,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/27 796,146
3,265,000 (b),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 3,573,894
2,050,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3 .700 08/01/41 2,075,453

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 12,275,000 (b) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300% 06/01/37 $ 12,382,565
1,375,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/33 1,509,149
760,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/26 769,544
1,475,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/29 1,550,884
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/30 1,573,112
1,795,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/32 1,877,014
1,630,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000 12/01/33 1,643,224
6,005,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
3 .000 12/01/35 5,656,231
3,900,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000 12/01/31 4,276,952
TOTAL LOUISIANA 145,792,467
MAINE - 0.6%
4,645,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 3,825,886
5,685,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 4,420,664
840,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/37 830,164
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/26 201,118
165,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/27 169,547
240,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/28 251,857
685,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
2 .500 07/01/29 678,980
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/30 217,099
2,900,000 Maine Municipal Bond Bank, Transportation Infrastructure
Revenue Bonds, Transcap Program, Highway and Bridge Series
2026A
5 .000 09/01/32 3,256,613
10,000,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2020B
2 .350 11/15/40 7,788,411
3,125,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2 .050 11/15/41 2,162,466
7,425,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2 .400 11/15/41 5,639,083
6,280,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .550 11/15/40 5,026,861
3,250,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .200 11/15/41 2,330,319
10,675,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .150 11/15/41 7,877,057
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .400 11/15/41 2,278,418
1,205,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024C
4 .550 11/15/44 1,200,065
5,125,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
6 .000 11/15/55 5,649,633
2,435,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026A
6 .000 11/15/56 2,696,088
TOTAL MAINE 56,500,329

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 2.2%
$ 5,140,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2024
5 .000% 10/01/36 $ 5,782,851
5,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/33 5,668,907
5,505,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/36 6,289,945
11,110,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2026
5 .000 03/01/43 12,181,908
11,735,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2026
5 .000 03/01/44 12,768,151
1,270,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 1,261,076
3,365,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
5 .000 01/01/37 3,367,617
1,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/27 1,784,825
2,780,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/29 2,815,104
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/30 1,011,607
1,365,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 1,379,500
145,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/34 146,030
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 1,500,624
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1 .600 06/01/29 2,791,727
5,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2018A
3 .000 02/15/30 4,996,455
22,335,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
3 .000 09/01/39 19,473,297
10,375,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .500 09/01/40 8,272,981
15,055,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .950 09/01/41 10,277,558
13,245,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
2 .100 09/01/41 9,706,675
20,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .450 09/01/41 15,365,322
5,500,000 Maryland Department of Transportation, Consolidated
Transportation Revenue Bonds, Refunding Series 2025C
5 .000 11/01/31 6,127,484
1,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College Park
Project, Refunding Series 2016 - AGM Insured
5 .000 06/01/28 1,003,495
7,010,000 (b) Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2020B-2, (Mandatory Put 7/01/27)
5 .000 07/01/45 7,119,219
4,460,000 (b) Maryland Health and Higher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025B, (Mandatory Put 7/01/31)
5 .000 07/01/45 4,791,841
805,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/32 808,208
2,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/33 2,258,545
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/34 1,655,352
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/35 2,006,716

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000% 07/01/36 $ 1,574,883
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/39 947,474
4,910,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5 .000 07/01/37 5,481,776
10,005,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 10/01/33 11,406,539
11,200,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 10/01/34 12,688,340
8,705,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Series 2026
4 .000 06/01/45 8,448,095
TOTAL MARYLAND 193,160,127
MASSACHUSETTS - 2.3%
9,950,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/36 11,276,310
14,750,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/37 16,606,333
4,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/32 4,532,954
835,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/26 834,037
680,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/27 675,889
925,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/28 913,339
960,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/29 940,233
4,800,000 (c) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .000 10/01/32 4,740,652
1,968,811 (c),(d) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .650 10/15/28 20
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
3 .375 07/01/36 1,857,579
2,270,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-1
5 .000 10/01/39 2,520,109
2,300,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/33 2,379,701
1,085,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 1,108,697
15,285,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)
5 .000 05/15/55 17,519,225
415,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/32 452,539
320,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/33 348,946
300,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/34 327,136
270,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/35 294,423
135,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/36 147,211
145,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/37 158,116

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000% 09/01/30 $ 275,286
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/32 479,918
1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/30 1,068,249
1,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/31 1,219,900
1,775,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/32 1,734,662
1,130,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/35 1,200,571
1,045,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/36 1,104,717
4,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 3,909,929
4,245,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
4 .000 07/01/37 4,001,386
2,320,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
3 .000 12/01/39 2,071,961
2,875,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .125 12/01/41 2,033,312
2,100,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,104,372
3,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2019C-1
2 .900 12/01/39 2,487,230
1,900,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .550 12/01/44 1,903,649
5,350,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 5,385,419
7,570,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2 .800 12/01/39 6,411,349
2,330,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218
2 .300 12/01/40 1,802,115
4,930,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2 .125 12/01/40 3,727,633
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .200 12/01/41 3,646,264
3,235,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .350 06/01/39 2,639,301
1,555,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4 .100 12/01/39 1,533,302
5,000,000 Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/43 5,000,834
3,220,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Social Series 2020A
5 .000 08/15/36 3,481,767
14,035,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5 .000 06/01/33 15,970,659
8,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5 .000 06/01/34 9,937,077
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/37 3,122,237
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/38 3,103,352
2,575,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2025B
5 .000 06/01/31 2,866,301
12,115,000 Massachusetts State, Special Obligation Dedicated Tax
Revenue Bonds, Refunding Series 2005 - BAM Insured
5 .500 01/01/34 13,845,845
1,790,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5 .000 06/01/35 2,079,559

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,530,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5 .000% 06/01/36 $ 1,763,066
2,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5 .000 06/01/37 2,286,903
1,650,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/36 1,901,346
2,180,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/37 2,492,724
945,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .000 03/15/46 896,806
1,650,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .000 03/15/47 1,552,156
1,865,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .000 03/15/48 1,733,281
7,370,417 Somerville, Massachusetts, General Obligation Bonds, Bond
Anticipation Notes Series 2025B
5 .000 07/01/26 7,416,096
TOTAL MASSACHUSETTS 197,823,983
MICHIGAN - 2.2%
780,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/30 783,892
1,315,000 (b) Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5 .000 11/15/44 1,318,949
11,740,000 (b) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-1, (Mandatory Put
4/13/28)
1 .200 10/15/30 11,183,565
17,380,000 (b) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-2, (Mandatory Put
4/13/28)
1 .200 10/15/38 16,595,613
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/32 1,110,128
1,500,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/33 1,673,905
1,230,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/34 1,376,561
10,680,000 (b) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory
Put 12/01/28)
5 .000 12/01/43 11,150,585
1,800,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 1,876,442
2,500,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/33 2,677,092
2,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/34 2,466,772
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/35 1,008,348
2,470,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .800 10/01/38 2,398,129
8,730,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2 .250 10/01/41 6,330,935
7,700,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 7,699,923
2,255,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .650 12/01/39 2,153,671
13,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .950 12/01/39 11,205,600

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 25,205,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .600% 12/01/40 $ 20,328,273
9,620,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .150 12/01/41 7,094,378
20,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/33 22,566,624
22,850,000 Michigan Strategic Fund, Limited Obligation Pollution Control
Revenue Refunding Bonds, Detroit Edison Company, Variable
Rate Demand Obligations, Series 1995CC
1 .450 09/01/30 20,240,288
21,550,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Refunding
Variable Rate Series 2008ET-2
1 .350 08/01/29 19,642,293
2,255,000 (b) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,255,207
1,335,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025D, (AMT)
5 .000 12/01/31 1,451,021
1,100,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025F, (AMT)
5 .000 12/01/31 1,195,598
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5 .000 12/01/32 2,185,558
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5 .000 12/01/33 5,478,174
6,620,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5 .000 12/01/34 7,277,272
TOTAL MICHIGAN 192,724,796
MINNESOTA - 1.6%
1,910,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/33 1,967,331
1,230,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/37 1,255,163
7,135,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 6,823,709
7,550,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
5 .000 02/01/28 7,891,010
5,435,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
3 .000 02/01/36 5,196,401
4,360,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5 .000 12/01/32 4,922,377
4,580,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5 .000 12/01/33 5,218,923
12,490,000 (b) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 13,089,442
1,370,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000 11/15/28 1,399,849
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/27 1,015,281
3,122,840 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2 .850 06/01/47 2,652,810

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3 .900% 07/01/43 $ 2,257,570
6,065,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .625 01/01/40 5,002,200
4,525,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
3 .500 07/01/50 4,516,642
5,430,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .500 07/01/40 4,346,213
4,605,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .000 07/01/40 3,263,594
4,110,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .200 07/01/41 3,053,305
9,245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .350 07/01/41 7,040,364
10,070,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000 11/01/36 11,196,246
10,060,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/32 11,330,654
14,745,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/33 16,721,937
4,160,000 (b) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5 .000 11/15/55 4,564,329
6,465,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .500 02/01/39 6,291,164
2,650,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/28 2,596,872
3,095,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/29 2,960,353
4,135,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/30 3,884,676
TOTAL MINNESOTA 140,458,415
MISSISSIPPI - 0.3%
5,595,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,595,750
1,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 647,366
1,365,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 202
5 .500 06/01/45 1,458,643
2,490,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .450 12/01/39 2,074,583
1,565,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
3 .750 06/01/49 1,573,152
1,470,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2 .000 12/01/40 1,060,210
2,830,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .000 12/01/39 2,777,688
6,560,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .650 12/01/44 6,542,814
1,780,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2026A
6 .250 12/01/55 1,989,347
2,000,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/37 2,058,618
1,590,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 4 .000 10/15/38 1,553,408
TOTAL MISSISSIPPI 27,331,579

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 1.5%
$ 825,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000% 03/01/33 $ 826,235
2,475,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4 .000 03/01/31 2,607,614
3,915,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4 .000 03/01/32 4,149,498
3,730,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Project, Refunding Series 2019A, (AMT)
5 .000 03/01/38 3,830,257
5,215,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 5,281,131
8,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Refunding & Improvement Series 2016A
4 .000 01/01/40 7,865,874
4,595,000 Kansas City, Missouri, Water Revenue Bonds, Series 2017A 4 .000 12/01/39 4,544,677
4,000,000 Ladue School District, Saint Louis County, Missouri, General
Obligation Bonds, Series 2021
2 .000 03/01/32 3,563,112
3,000,000 Lees Summit Industrial Development Authority, Missouri,
Revenue Bonds, John Knox Village, Series 2024A
5 .000 08/15/39 3,050,681
4,335,000 (f) Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2026A
5 .000 05/01/33 4,878,756
10,425,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 9,736,987
12,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 11,208,042
15,240,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 13,894,479
12,110,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,122,816
2,125,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 1,975,834
11,970,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025C,
(Mandatory Put 4/01/35)
5 .000 04/01/59 13,324,106
1,010,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .550 11/01/44 1,006,487
5,070,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .450 11/01/44 5,019,524
2,990,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
3 .950 11/01/39 2,929,777
3,530,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .750 11/01/39 3,025,206
1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2020A
2 .550 11/01/40 1,201,782
1,015,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
2 .150 11/01/41 749,356
4,215,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2 .000 11/01/41 3,045,764
6,375,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Improvement Series 2025
5 .000 03/01/44 6,799,912
1,920,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5 .500 03/01/29 2,070,214

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,935,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5 .500% 03/01/30 $ 2,131,128
1,220,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5 .500 03/01/31 1,368,224
885,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 886,737
TOTAL MISSOURI 133,094,210
MONTANA - 0.5%
1,505,000 Cascade County High School District A Great Falls, Montana,
General Obligation Bonds, School Buidling Series 2018
5 .000 07/01/38 1,554,915
740,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/34 833,861
700,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/36 796,663
485,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/38 545,085
25,675,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2 .125 05/01/33 22,193,198
2,725,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 2,767,308
1,000,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019
4 .000 06/01/33 1,021,676
535,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/36 608,445
665,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/37 750,245
540,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/38 605,668
1,045,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
2 .000 12/01/41 754,205
1,665,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2 .000 12/01/41 1,201,677
995,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
3 .950 12/01/39 973,841
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .450 12/01/44 992,485
365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
3 .900 12/01/39 355,473
805,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .300 12/01/44 792,812
2,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
4 .250 12/01/40 1,996,043
4,365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2026A
5 .750 06/01/56 4,782,209
590,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
3 .250 06/01/32 578,889
1,875,000 (b) Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A, (Mandatory Put
2/15/30)
5 .000 02/15/65 1,988,711
TOTAL MONTANA 46,093,409

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NATIONAL - 0.4%
$ 18,555,000 (c) Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Corporate
Taxable Debt Series 2019
3 .150% 01/15/36 $ 17,290,517
18,324,716 Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-053
2 .550 06/15/35 16,362,095
4,973,704 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 4,752,317
TOTAL NATIONAL 38,404,929
NEBRASKA - 0.9%
6,640,000 (b) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 7,025,198
2,025,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/28 2,026,473
8,520,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/44 8,519,666
1,070,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4 .000 07/01/36 1,081,658
750,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/26 750,542
200,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/27 200,108
835,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/28 835,403
485,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/29 485,214
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/30 1,000,341
180,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 180,043
160,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 142,857
7,205,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .850 09/01/39 6,178,450
10,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .550 09/01/40 8,041,790
610,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .950 09/01/37 473,470
17,770,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .300 09/01/41 13,381,446
2,290,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A
4 .125 09/01/38 2,290,332
4,275,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2026A
6 .250 03/01/55 4,780,806
1,605,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B
4 .000 12/01/26 1,620,498
1,775,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series 2019
4 .000 06/15/33 1,808,537
2,240,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2 .000 06/01/27 2,209,582
6,320,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2 .000 12/15/50 3,261,608
3,660,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/28 3,662,581

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 1,355,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250% 02/01/29 $ 1,353,208
5,790,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
3 .375 12/15/37 5,599,803
TOTAL NEBRASKA 76,909,614
NEVADA - 0.5%
8,400,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
4 .000 06/15/46 7,910,390
895,000 (b),(c) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 6/01/26)
3 .450 12/01/26 895,463
1,585,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,560,224
2,060,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 1,984,311
3,585,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4 .000 07/01/34 3,601,872
2,860,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .200 10/01/41 2,117,811
3,670,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Senior Series 2025C
4 .750 10/01/40 3,765,684
6,405,000 (f) Truckee Meadows Water Authority, Nevada, Water Revenue
Bonds, Refunding Series 2026
5 .000 07/01/32 7,171,949
6,760,000 Washoe County School District, Nevada, General Obligation
Bonds, Limited Tax Improvement Series 2024B
3 .000 06/01/38 6,007,623
5,000,000 (b) Washoe County, Nevada, Gas and Water Facilities Revenue
Bonds, Sierra Pacific Power Company, Refunding Series 2016B,
(Mandatory Put 10/01/29)
3 .625 03/01/36 5,033,089
TOTAL NEVADA 40,048,416
NEW HAMPSHIRE - 1.3%
11,226,040 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4 .125 01/20/34 11,259,787
15,071,345 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4 .000 10/20/36 14,857,575
2,901,844 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 2,779,914
12,727,320 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4 .250 07/01/51 12,525,607
5,540,153 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 5,210,809
5,723,980 (b) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4 .180 11/20/39 5,603,154
6,831,270 (b) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2025-3 Class A-1
4 .794 02/20/41 6,998,140
6,395,000 (b) National Finance Authority, New Hampshire, Solid Waste
Disposal Revenue Bonds, Waste Management, INC., Project,
Refunding Series 2018A, (AMT), (Mandatory Put 7/01/26)
4 .000 10/01/33 6,403,288
7,900,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6 .500 12/01/34 7,906,258
14,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 14,483,952
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/32 1,022,772
1,020,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/34 1,032,101
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/38 982,160

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 2,830,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2025
5 .000% 08/01/32 $ 3,113,267
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Elliot Hospital, Series 2016
5 .000 10/01/38 1,004,386
1,545,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Southern New Hampshire Medical Center,
Series 2016
3 .500 10/01/34 1,524,562
1,520,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .050 07/01/39 1,510,493
2,020,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .500 07/01/44 2,013,295
10,370,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .450 07/01/44 10,344,262
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .150 07/01/40 2,495,039
2,380,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .500 07/01/45 2,359,081
TOTAL NEW HAMPSHIRE 115,429,902
NEW JERSEY - 2.7%
1,580,000 Borough of Fair Lawn, Bergen County, New Jersey, General
Obligation Bonds, General Capital and Water Utility Series
2021
2 .000 09/01/32 1,413,532
1,220,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/29 1,158,651
2,075,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/30 1,928,994
2,060,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/31 1,876,707
2,430,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2020
2 .000 07/15/30 2,269,395
1,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/27 1,368,249
1,355,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/30 1,275,419
1,410,000 Flemington-Raritan Regional School District, Hunterdon
County, New Jersey, General Obligation Bonds, Series 2019
2 .375 09/01/34 1,236,683
1,585,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 1,534,798
1,000,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/43 1,003,527
6,180,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
5 .000 06/15/37 6,433,984
2,600,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 2,701,848
4,115,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/32 4,392,263
1,555,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .000 01/01/28 1,558,098
2,345,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .000 01/01/31 2,385,565
2,000,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .375 01/01/43 2,002,081
7,310,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 7,261,923
25,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5 .000 06/15/27 25,026,272
730,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/26 733,654

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 430,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000% 06/15/28 $ 451,682
5,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 4,951,955
37,560,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 35,383,571
5,310,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 5,330,109
1,000,000 (b) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 1,153,078
3,345,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375 07/01/46 2,183,661
1,230,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/35 1,231,227
205,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .500 12/01/29 204,957
530,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/31 530,008
540,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
4 .000 12/01/32 540,157
235,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/33 234,937
525,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 511,929
1,100,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/36 1,248,138
915,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/37 1,031,039
155,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 155,689
3,110,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 3,124,499
6,855,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/29 6,885,464
5,635,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Forward Delivery Series 2022AA
5 .000 06/15/33 6,254,794
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/42 4,912,667
1,830,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/31 1,515,084
10,230,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/33 10,906,387
3,980,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 3,960,937
7,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3 .750 06/15/33 7,573,380
6,190,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/33 6,502,414
2,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/36 2,604,940
1,845,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025B
5 .000 01/01/34 2,091,535
2,875,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 2,557,683

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,350,000 Ocean City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2016
1 .000% 11/15/28 $ 2,221,637
1,530,000 South Orange & Maplewood School District, Essex County,
New Jersey, General Obligation Bonds, Series 2021
2 .125 08/15/42 1,057,652
6,190,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 6,438,256
14,170,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,732,404
3,320,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/31 3,439,756
2,190,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 2,266,207
9,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 9,489,878
11,265,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 11,231,121
2,270,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,175,237
2,585,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 2,569,026
TOTAL NEW JERSEY 237,214,738
NEW MEXICO - 0.5%
6,355,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan and Four
Corners Projects, Refunding Series 2016B
2 .150 04/01/33 5,500,668
3,500,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2025C
5 .000 12/15/32 3,955,225
1,180,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018B
3 .750 07/01/38 1,130,798
3,110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .750 07/01/38 2,966,647
3,550,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
3 .000 07/01/39 3,118,355
2,530,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019F
2 .850 07/01/39 2,176,178
2,485,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2 .150 07/01/41 1,842,741
4,845,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .100 07/01/41 3,558,814
3,490,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021D
2 .350 07/01/41 2,657,747
1,060,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .100 09/01/39 1,047,457
1,950,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .600 09/01/44 1,939,355
7,205,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .450 09/01/44 7,142,568
590,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .100 09/01/39 583,018
3,700,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .375 09/01/44 3,679,259
2,360,000 (b) New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5 .000 06/01/54 2,489,001
TOTAL NEW MEXICO 43,787,831
NEW YORK - 5.8%
1,250,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Series 2023B
5 .000 11/01/35 1,425,873
650,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 672,414
3,390,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,296,035

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 4,030,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5 .000% 06/01/40 $ 3,816,479
1,125,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5 .000 07/01/34 1,272,915
1,170,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5 .000 07/01/36 1,324,573
5,000,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,806,586
1,400,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/27 1,411,603
1,300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/29 1,293,304
5,140,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2016A
Group A
5 .000 02/15/37 5,172,835
6,965,000 (e) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A,
(ETM)
5 .000 03/15/28 7,301,307
1,040,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5 .000 03/15/34 1,049,968
8,345,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/40 8,604,293
6,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .000 03/15/34 6,825,873
1,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/35 1,160,673
1,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/37 1,146,719
5,000,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A - BAM Insured
5 .000 02/15/42 5,061,321
8,195,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/39 8,489,550
6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1
5 .000 11/15/43 6,204,177
8,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5 .000 11/15/41 8,566,645
1,195,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2016D
5 .000 11/15/31 1,208,015
5,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2
4 .000 11/15/42 4,734,203
2,400,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project, Series
2025A
5 .000 07/01/33 2,721,423
1,000,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project, Series
2025A
5 .000 07/01/34 1,143,965
930,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
4 .000 01/01/30 917,377
1,910,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/40 1,853,322
1,525,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 1,532,847
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 1,006,138

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 655,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000% 07/01/30 $ 657,358
2,455,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/32 2,462,359
5,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2025A
5 .000 04/01/36 5,727,650
5,685,000 Nassau County, New York, General Obligation Bonds,
Refunding General Improvement Series 2017C
5 .000 10/01/36 5,854,395
5,200,000 (b) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 5,293,738
1,630,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
4 .000 01/01/32 1,692,608
1,065,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
3 .000 01/01/33 1,026,079
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series AA
5 .000 06/15/38 5,113,777
2,100,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 2,119,827
6,235,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 6,451,520
8,050,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/43 8,422,433
3,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/39 3,291,267
7,240,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000 05/01/41 7,813,643
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/40 10,875,173
5,185,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000 11/01/39 5,650,734
2,550,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5 .000 05/01/38 2,783,567
11,260,000 New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1
5 .000 04/01/43 11,498,821
11,000,000 New York City, New York, General Obligation Bonds, Fiscal
2026 Series B-1
5 .000 08/01/31 12,103,046
2,000,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5 .000 08/01/29 2,142,068
5,000,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5 .000 08/01/30 5,427,564
3,750,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5 .000 08/01/31 4,124,581
5,000 New York City, New York, General Obligation Bonds, Refunding
Fiscal 2015 Series C
5 .000 08/01/29 5,009
1,005,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .125 09/15/50 736,755
18,000,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2026A
5 .000 03/15/34 20,396,032
5,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4 .000 05/15/32 5,035,413
600,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .625 11/01/33 598,728

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .875% 11/01/38 $ 1,969,972
2,330,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .600 11/01/34 2,040,391
10,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .850 11/01/39 8,349,657
8,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .850 11/01/39 7,735,785
17,620,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .300 11/01/40 13,615,809
3,190,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4 .375 11/01/44 3,139,308
4,400,000 (b) New York State Housing Finance Agency, Housing Revenue
Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put
4/01/32)
3 .600 11/01/44 4,419,672
5,000,000 (b) New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Sustainability Series 2024A-2,
(Mandatory Put 6/15/29)
3 .350 06/15/54 5,014,359
9,685,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
3 .000 10/01/39 8,471,153
10,175,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .300 10/01/40 7,902,189
6,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .300 10/01/40 4,659,767
21,935,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .400 10/01/41 16,683,289
5,305,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2 .200 04/01/36 4,356,959
12,255,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .450 10/01/41 9,406,561
2,485,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 273
6 .000 10/01/55 2,744,154
1,000,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/33 1,155,303
2,250,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/36 2,564,990
1,000,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/37 1,128,575
755,000 New York State Thruway Authority, General Revenue Bonds,
Refunding Series 2024Q
5 .000 01/01/28 788,534
1,190,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/30 1,191,149
910,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/32 904,959
8,075,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/33 8,001,876
8,585,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/34 8,591,647
18,530,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 18,536,602
2,690,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/46 2,376,076
29,965,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 29,965,902

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000% 08/01/26 $ 1,101,108
2,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 2,521,047
7,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 8,241,954
15,020,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
4 .000 01/01/36 14,799,217
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,097,119
4,375,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/35 4,780,754
3,180,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/36 3,443,419
1,910,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/37 2,057,851
2,435,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 2,447,368
2,695,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 2,705,758
4,200,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/30 4,210,093
2,100,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/31 2,102,868
1,335,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/32 1,336,552
3,080,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/33 3,083,367
10,675,000 Suffolk County, New York, General Obligation Bonds, Public
Improvement Series 2024A
3 .000 10/15/39 9,775,693
1,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/32 1,082,348
2,275,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/33 2,451,996
8,585,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5 .000 11/15/34 8,771,004
2,760,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5 .000 11/15/35 2,816,972
3,750,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5 .000 11/15/39 4,049,358
5,815,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 06/15/33 6,445,511
9,875,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 12/15/33 11,014,286
1,105,000 Yonkers, New York, General Obligation Bonds, Serial Series
2022F - BAM Insured
5 .000 11/15/42 1,173,990
TOTAL NEW YORK 508,548,849

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 1.0%
$ 1,745,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000% 11/01/28 $ 1,841,070
1,000,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/29 1,072,093
10,140,000 (b) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3 .250 01/15/50 10,186,536
5,480,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5 .000 12/01/33 6,272,781
5,000,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5 .000 12/01/34 5,769,332
1,145,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .550 07/01/44 1,141,212
9,560,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .000 07/01/39 9,413,342
4,165,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .350 01/01/44 4,129,382
5,925,000 (f) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 60
6 .250 07/01/57 6,742,042
1,125,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .000 07/01/39 1,107,742
3,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .625 07/01/39 2,612,806
4,640,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .800 01/01/40 3,907,291
12,735,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .300 07/01/41 9,609,463
2,290,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
6 .250 01/01/57 2,591,368
11,625,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5 .000 01/01/29 11,706,256
5,265,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5 .000 05/01/33 5,957,451
TOTAL NORTH CAROLINA 84,060,167
NORTH DAKOTA - 1.0%
3,525,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 3,525,745
1,250,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/26 1,250,859
1,320,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/27 1,320,891
1,385,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/28 1,385,700
5,690,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/32 5,957,880
5,920,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/33 6,167,586
2,675,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/34 2,780,061
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/33 445,019
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/36 417,331
3,440,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/46 2,282,435
1,795,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4 .500 05/01/39 1,809,430
2,825,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .200 07/01/39 2,517,668
2,500,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
3 .000 07/01/40 2,143,265

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 4,535,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .350% 07/01/40 $ 3,574,151
6,900,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .250 07/01/41 5,174,118
10,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .450 07/01/41 7,696,959
5,275,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A
4 .550 07/01/44 5,255,916
5,050,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .175 07/01/39 5,036,394
2,975,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
5 .750 07/01/56 3,248,868
3,785,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/28 3,814,436
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/29 3,017,035
1,310,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/31 1,312,776
3,480,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 3,414,022
10,980,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 10,681,349
3,395,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 3,189,199
TOTAL NORTH DAKOTA 87,419,093
OHIO - 4.3%
4,475,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 4,586,538
6,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 7,072,880
18,030,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 19,109,029
13,640,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 14,667,448
8,075,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/32 8,663,514
4,450,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 4,758,154
4,045,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 4,280,026
2,825,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 2,974,267
835,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/36 875,492
7,755,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/37 7,776,141
2,810,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/38 2,796,536
2,155,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/39 2,115,927

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 8,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3 .000% 06/01/48 $ 6,142,923
3,845,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 3,223,984
13,385,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 10,808,388
11,545,000 Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Various Purpose Series 2026A
5 .000 12/01/31 12,844,682
6,500,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .000 01/01/40 6,892,520
5,695,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250 01/01/41 6,097,516
3,460,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5 .000 04/01/34 3,953,470
3,250,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/32 3,661,020
4,010,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/33 4,560,159
3,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/34 3,440,542
2,700,000 (b) Franklin County, Ohio, Revenue Bonds, CHE Trinity Health
Credit Group, Variable Rate Demand Obligation Series 2013,
(Mandatory Put 5/01/26)
2 .625 12/01/46 2,699,524
1,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018
5 .000 06/01/43 1,025,697
1,520,000 Huber Heights City School District, Montgomery County, Ohio,
General Obligation Bonds, Refunding Series 2025
5 .000 12/01/32 1,707,228
1,115,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
& Improvement Series 2021
3 .000 08/01/40 951,401
1,750,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 1,753,665
7,000,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 6,883,736
2,200,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 2,270,078
5,350,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 5,399,739
25,825,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 24,757,407
18,600,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 17,831,085
12,595,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 12,155,355
16,950,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 17,169,765
5,940,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 5,991,840
195,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 195,410

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,100,000 (b) Ohio Higher Educational Facility Commission, Revenue
Bonds, Case Western Reserve University Project, Series 2019C,
(Mandatory Put 12/01/26)
1 .625% 12/01/34 $ 5,036,259
1,815,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/36 1,878,967
1,950,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3 .000 09/01/39 1,705,713
3,585,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .750 09/01/40 2,975,999
1,390,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2 .250 09/01/40 1,076,926
3,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .250 09/01/41 2,697,633
4,865,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .450 09/01/41 3,737,615
1,300,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 1,288,647
8,295,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .500 09/01/44 8,249,372
2,900,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2025A
4 .150 09/01/40 2,875,301
10,000,000 Ohio State, General Obligation Bonds, Common Schools
Series 2026A
5 .000 09/15/42 11,034,114
10,000,000 Ohio State, General Obligation Bonds, Common Schools
Series 2026A
5 .000 09/15/43 10,959,387
5,585,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/31 6,231,361
9,000,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/33 10,254,973
2,000,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5 .000 11/01/31 2,231,463
5,360,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5 .000 11/01/33 6,107,406
5,075,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement Series 2026Z
5 .000 05/01/31 5,621,523
5,000,000 Ohio State, General Obligation Bonds, Refunding Highway
Capital Improvement Series 2026AA
5 .000 05/01/29 5,362,143
5,655,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000 02/15/27 5,774,530
6,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2025
5 .000 12/01/32 6,781,687
1,750,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/31 1,953,803
1,185,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/32 1,337,081
1,730,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5 .000 12/01/32 1,952,025
5,000,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5 .000 12/01/45 5,365,869
3,175,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2 .250 11/15/36 2,543,639
370,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 370,067

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,700,000 (e) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert
Health Obligated Group Refunding Facilities Improvement
Series 2020, (Pre-refunded 12/01/29)
6 .125% 12/01/49 $ 5,174,795
11,700,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 12,445,105
TOTAL OHIO 375,116,489
OKLAHOMA - 2.3%
1,110,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020
4 .000 12/01/28 1,139,934
1,775,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/28 1,706,573
1,850,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/29 1,743,133
1,800,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/30 1,740,775
1,790,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/31 1,698,798
7,830,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/33 8,026,603
12,345,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/34 12,588,555
1,725,000 Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview Public
Schools Project, Series 2021A
4 .000 12/01/35 1,766,950
10,000,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000 06/01/31 10,275,801
910,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/27 922,681
945,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/28 966,975
960,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/29 989,995
875,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/30 904,468
690,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/31 716,119
930,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/32 967,382
800,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/33 828,897
900,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/34 929,470
1,070,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/35 1,098,000
1,470,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/28 1,531,133

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,410,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000% 12/01/31 $ 1,464,603
2,720,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/29 2,740,748
5,445,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/31 5,485,628
3,220,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
3 .625 09/01/36 3,222,206
1,365,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/32 1,386,440
1,485,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/34 1,492,098
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/36 989,409
1,890,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/32 1,919,686
1,790,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/33 1,804,596
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/34 1,005,098
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/30 1,078,426
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/31 1,091,468
2,490,000 Lincoln County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Stroud Public Schools Project, Series
2016
5 .000 09/01/26 2,510,777
890,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/33 915,298
920,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/34 944,731
960,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/35 980,869
1,280,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/30 1,341,930
1,565,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/34 1,623,216
5,725,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2025
5 .000 03/01/33 6,471,720
6,065,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 6,044,904
590,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 606,895
9,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/33 9,694,708
8,615,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 8,692,368

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 3,795,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250% 08/15/43 $ 3,817,298
2,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,442,266
4,975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 5,152,297
975,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2019A
3 .000 09/01/39 845,327
1,430,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
3 .000 09/01/40 1,225,861
3,095,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026A
6 .000 09/01/57 3,474,279
745,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/29 762,529
440,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/30 451,046
1,110,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/31 1,137,771
7,800,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022A
2 .000 03/01/27 7,711,521
7,000,000 (f) Tulsa County Independent School District 9 Union Board of
Education, Oklahoma, General Obligation Bonds, Building
Series 2026
2 .000 04/01/28 6,838,628
1,540,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/27 1,506,768
1,605,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/28 1,543,127
1,670,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/29 1,573,531
3,150,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/30 2,908,311
10,755,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5 .000 09/01/26 10,773,963
5,650,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/30 5,819,931
5,425,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/31 5,595,897
9,955,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5 .000 09/01/26 9,972,553
3,415,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Owasso Public Schools Project,
Series 2025
5 .000 09/01/31 3,739,982
7,180,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0 .050 10/01/37 4,553,225
2,600,000 Washington County Rural Water District 3, Oklahoma, Revenue
Bonds, Refunding & Capital improvement Series 2020
3 .000 09/15/35 2,454,052
2,165,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/29 2,270,053
2,015,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/31 2,117,302

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 2,500,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000% 03/01/33 $ 2,610,669
TOTAL OKLAHOMA 205,348,251
OREGON - 1.0%
5,070,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 5,176,857
1,850,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/37 1,175,043
5,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/38 2,995,402
1,765,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/38 1,826,366
1,260,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,281,163
1,665,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/34 1,223,258
1,525,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/35 1,064,786
1,070,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/37 679,597
2,150,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/39 1,240,879
2,800,000 Multnomah-Clackamas Counties School District 10JT Greham-
Barlow, Oregon, General Obligation Bonds, Deferred interest
Series 2019A
0 .000 06/15/38 1,676,022
1,000,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/39 1,093,572
6,585,000 (b) Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5 .000 07/01/46 7,140,520
1,830,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017D
3 .450 01/01/38 1,727,181
3,085,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2018C
3 .900 07/01/38 3,027,996
7,955,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2019A
2 .650 07/01/39 6,709,214
7,420,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .250 07/01/41 5,564,052
2,710,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
4 .750 07/01/40 2,778,419
5,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2024A
5 .000 11/15/33 5,698,979
550,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/31 613,977
1,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/32 1,129,111
3,325,000 Oregon State, General Obligation Bonds, Veterans Welfare
Series 108 of 2021O
2 .600 12/01/42 2,551,232
4,840,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 4,839,824
4,050,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .000 07/01/38 4,333,294
5,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5 .000 07/01/33 5,448,232
1,925,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/33 1,928,542
3,700,000 Tri-County Metropolitan Transportation District, Oregon,
Capital Grant Receipt Revenue Bonds, Series 2018A
4 .000 10/01/33 3,732,389
3,000,000 University of Oregon, General Revenue Bonds, Refunding
Series 2026A
5 .000 04/01/36 3,452,952

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 6,510,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2025
5 .000% 06/01/33 $ 7,416,887
TOTAL OREGON 87,525,746
PENNSYLVANIA - 4.1%
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/28 1,032,918
1,400,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/29 1,473,549
2,500,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/30 2,670,500
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/36 1,029,281
10,085,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/37 9,893,776
5,205,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/38 5,059,437
5,680,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 5,155,721
2,335,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 2,194,808
1,445,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/28 1,495,330
2,234,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,381,765
27,211,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 25,623,023
14,973,000 (g) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 11,051,348
4,690,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 4,788,937
1,025,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5 .000 07/15/27 1,053,181
5,190,000 (b) Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 4,791,161
22,030,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 21,193,673
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 2,029,158
4,465,000 Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A
4 .000 07/01/49 3,767,446
7,560,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 7,548,695
16,805,000 (b) Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450 12/01/39 15,805,444
3,160,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/34 3,167,109

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 11,000,000 (b) Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2025A, (Mandatory Put 3/15/35)
5 .000% 03/15/60 $ 11,970,626
1,000,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services
Inc Project, Refunding Series 2019A, (AMT), (Mandatory Put
4/15/26)
3 .250 04/01/34 999,928
1,000,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-1, (AMT), (Mandatory Put 4/15/26)
3 .250 04/01/49 999,924
1,600,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 7/15/26)
3 .250 04/01/49 1,600,097
1,250,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 1,229,652
4,715,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 5/01/26)
3 .000 08/01/45 4,714,134
5,225,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2025, (AMT), (Mandatory Put 6/01/26)
2 .875 06/01/49 5,222,267
1,020,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/37 748,120
10,785,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 7,241,051
1,135,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
3 .000 07/15/39 911,508
19,900,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .100 10/01/36 18,188,415
13,055,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 12,355,510
6,615,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B
3 .500 10/01/34 6,525,130
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .500 10/01/34 870,270
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .700 10/01/39 851,731
3,930,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 3,421,175
3,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .125 10/01/35 2,739,873
10,150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 7,952,318
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .450 10/01/41 11,513,538
4,800,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .000 10/01/37 4,763,265
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 993,475
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 9,688,924
6,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/33 6,781,305
3,215,000 Pennsylvania State, General Obligation Bonds, First Series
2023
5 .000 09/01/38 3,531,215
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000 08/15/30 5,466,987
2,690,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .500 12/01/34 2,711,786
5,215,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750 12/01/37 5,263,903

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 16,220,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375% 12/01/38 $ 16,948,987
6,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate First Series 2026
5 .000 06/01/29 6,416,302
4,715,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 4,731,766
22,160,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/35 22,219,650
3,075,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/29 3,190,899
3,425,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/31 3,544,565
5,645,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A
5 .000 12/01/36 5,701,832
3,845,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/31 3,979,227
2,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/32 2,500,388
2,240,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
4 .000 12/01/36 2,253,482
1,175,000 (e) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1, (Pre-refunded 6/01/26)
5 .000 12/01/28 1,179,706
3,130,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2017A-1
5 .000 12/01/36 3,213,301
1,835,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/31 1,594,115
2,060,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/33 1,692,444
1,165,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/34 930,488
3,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/32 3,276,820
440,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 438,466
3,120,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 2,758,314
1,200,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/37 1,312,653
800,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/38 870,808
TOTAL PENNSYLVANIA 361,216,600
PUERTO RICO - 2.9%
19,655,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 20,740,247
22,060,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 22,797,733
350,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/33 365,940
5,575,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 5,274,308
16,071,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 15,454,992
27,360,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 24,607,559
62,704,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 52,200,114
19,876,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 15,304,657
2,532,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 2,531,978

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 11,678,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550% 07/01/40 $ 11,645,719
24,197,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 8,521,143
1,087,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 1,013,695
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 952,125
4,743,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
4 .500 07/01/34 4,742,958
15,604,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 15,395,673
7,773,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 7,669,223
76,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 70,281
8,891,454 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 9,064,073
16,747,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 17,688,499
1,913,507 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 2,090,141
8,047,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 5,848,990
2,683,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 2,679,923
2,942,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 2,901,061
1,205,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 1,164,602
TOTAL PUERTO RICO 250,725,634
RHODE ISLAND - 0.7%
1,290,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
5 .000 10/01/28 1,360,246
2,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 1,990,965
1,470,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5 .000 05/15/27 1,508,143
3,275,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
3 .000 10/01/39 2,864,536
2,420,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3 .000 10/01/39 2,106,678
13,950,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .250 10/01/41 10,428,124
10,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .300 10/01/40 7,766,279
4,550,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .550 10/01/40 3,655,010
4,000,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A
4 .600 10/01/44 3,973,901
4,750,000 Rhode Island Infrastructure Bank, State Revolving Fund
Revenue Bonds, Master Trust Green Refunding Series 2026B
5 .000 10/01/30 5,214,306
137,445,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 19,468,246
3,645,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 3,544,372
TOTAL RHODE ISLAND 63,880,806

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 1.5%
$ 5,780,000 Greenville Hospital System Board of Trustees, South Carolina,
Hospital Revenue Bonds, Series 2014B
5 .000% 05/01/34 $ 5,790,143
1,055,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/34 1,056,497
1,170,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/35 1,171,570
6,400,000 (b) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,884,770
1,000,000 Patriots Energy Group, South Carolina, Gas System Revenue
Bonds, Improvement and Refunding Series 2021A
2 .250 06/01/41 687,911
2,500,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/31 2,769,693
2,680,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .900 07/01/39 2,310,094
5,720,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .150 07/01/40 4,391,219
17,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 13,071,752
1,865,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4 .500 07/01/44 1,856,515
5,145,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .375 07/01/44 5,103,458
995,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .150 07/01/40 991,044
8,590,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .500 07/01/45 8,525,367
4,575,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025B
4 .625 07/01/40 4,673,121
6,095,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025C
6 .250 01/01/56 6,847,339
7,005,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 07/01/56 7,795,258
5,390,000 (b) South Carolina Jobs Economic Development Authority,
Economic Development Revenue Bonds, Foothill Affordable
Housing Foundation - Paddock Club & Fairway Projects, Senior
Credit Enhanced Series 2025, (Mandatory Put 3/01/35)
4 .000 03/01/62 5,399,977
3,445,000 (f) South Carolina Jobs-Economic Dev Auth, Revenue Bonds,
International Paper Company Project, Refunding Environmental
Improvement Series 2023A, (AMT)
3 .950 04/01/33 3,423,667
1,305,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/27 1,306,059
3,925,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/32 3,925,897
2,650,000 (b) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2025B-2, (Mandatory Put 11/01/32)
5 .000 11/01/49 2,952,145
4,595,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
5 .000 12/01/31 4,999,596
2,565,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/29 2,575,490
5,330,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/29 5,349,456
1,405,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/31 1,410,746
2,920,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/31 2,929,715

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 730,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000% 12/01/37 $ 732,986
1,525,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/37 1,528,129
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B - AGM Insured
5 .000 12/01/42 4,306,782
10,000,000 South Carolina Transportation Infrastructure Bank, Revenue
Bonds, Refunding Series 2017A
5 .000 10/01/39 10,204,346
4,615,000 Spartanburg County School District 5, South Carolina, General
Obligation Bonds, Series 2022
3 .000 03/01/37 4,174,510
TOTAL SOUTH CAROLINA 129,145,252
SOUTH DAKOTA - 0.6%
200,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/26 199,064
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/27 392,636
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/29 380,499
1,575,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/32 1,765,626
1,170,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/33 1,323,801
1,000,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/34 1,138,563
1,545,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
5 .000 09/01/27 1,585,495
2,515,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/31 2,568,039
3,925,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
2 .100 11/01/41 2,869,883
7,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
2 .050 11/01/41 5,473,057
3,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024A
4 .450 11/01/44 3,491,308
13,055,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .500 11/01/44 12,986,472
7,710,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025A
4 .200 11/01/40 7,675,125
2,395,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6 .250 05/01/56 2,707,906
4,055,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2026A
6 .000 11/01/56 4,549,529
3,205,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A
4 .150 11/01/38 3,214,737
TOTAL SOUTH DAKOTA 52,321,740
TENNESSEE - 1.5%
1,630,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/26 1,641,890
1,900,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 1,983,907
2,895,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
3 .375 04/01/26 2,895,000
3,250,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/29 3,287,722
2,605,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/30 2,632,896

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,810,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000% 04/01/31 $ 2,836,959
5,210,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 5,222,227
11,800,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2021C
1 .750 01/01/37 9,522,056
5,920,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2026C
4 .000 01/01/45 5,740,281
1,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Refunding Series 2026D, (AMT)
5 .000 07/01/34 1,106,234
1,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Refunding Series 2026D, (AMT)
5 .000 07/01/35 1,109,283
2,135,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/33 2,350,585
3,250,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/34 3,595,260
1,600,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/35 1,774,854
2,115,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/36 2,340,367
4,435,000 Murfreesboro, Tennessee, General Obligation Bonds, Series
2021
3 .000 06/01/30 4,405,378
1,860,000 (b) Rutherford County Health and Educational Facilities Board,
Tennessee, Revenue Bonds, Ascension Health Group, Series
2025B-1, (Mandatory Put 11/15/30)
5 .000 11/15/48 2,010,184
6,500,000 Shelby County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, Methodist Le Bonheur
Healthcare, Series 2025A
5 .000 06/01/35 7,119,426
15,810,000 (b) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 15,969,110
4,095,000 (b) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 4,354,849
5,535,000 Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2026A
5 .000 11/01/34 5,910,767
420,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .950 07/01/35 419,990
1,275,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-2
3 .700 07/01/38 1,226,134
3,280,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-3
3 .750 07/01/38 3,143,234
6,335,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-4
3 .900 07/01/38 6,216,428
5,765,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .750 07/01/39 5,515,437
6,615,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
3 .000 07/01/39 5,810,681
2,440,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-3
2 .600 07/01/39 2,041,952
3,930,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-4
2 .900 07/01/39 3,387,563
3,840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .250 07/01/41 2,884,155
7,135,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .250 07/01/41 5,350,338
5,340,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .300 07/01/41 4,029,410
215,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .450 07/01/44 212,878
1,350,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-2A
4 .850 07/01/40 1,386,820

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 3,245,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5 .000% 12/01/35 $ 3,438,760
2,250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,265,835
TOTAL TENNESSEE 135,138,850
TEXAS - 9.3%
11,020,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5 .000 08/15/33 12,393,825
10,195,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5 .000 08/15/34 11,542,772
5,000,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2017A
5 .000 02/15/45 5,033,629
2,050,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2024B
5 .000 02/15/28 2,143,714
2,610,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/28 2,625,112
2,840,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 2,854,227
1,600,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,606,250
5,000,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/33 5,650,085
5,000,000 (f) Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding & Improvement Series 2026
5 .000 11/15/31 5,548,592
20,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/40 21,871,796
9,255,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 9,781,005
8,500,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025B
5 .000 08/15/36 9,633,523
5,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/29 5,389,448
8,525,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/38 9,412,928
9,125,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/39 10,030,272
10,860,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 10,926,635
4,150,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .000 01/01/30 4,466,802
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/34 1,040,521
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/35 1,036,781
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/36 1,034,301
3,325,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/36 3,655,259
1,310,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/37 1,431,088
7,575,000 Comal Independent School District, Texas, General Obligation
Bonds, Refunding Series 2025
5 .000 02/01/33 8,541,125
3,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2024
5 .000 02/15/30 3,255,557
5,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/34 5,658,231
1,200,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/32 1,337,985

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,965,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000% 03/01/33 $ 3,293,001
3,090,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/34 3,449,879
3,280,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/35 3,672,813
3,395,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5 .000 02/01/33 3,819,050
5,570,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5 .000 02/01/34 6,314,129
2,710,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2026
5 .000 02/15/31 2,982,098
9,090,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 9,377,827
7,445,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/30 8,032,744
4,000,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5 .000 02/15/33 4,503,720
5,445,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5 .000 02/15/34 6,161,814
10,035,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 10,250,615
9,120,000 Dallas, Texas, General Obligation Bonds, Series 2025 5 .000 02/15/32 10,155,185
5,900,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,936,710
3,000,000 Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5 .000 07/15/32 3,354,287
9,070,000 Eagle Mountain and Saginaw Independent School District,
Tarrant County, Texas, General Obligation Bonds, Refunding
Series 2025A
5 .000 08/15/33 10,295,979
2,775,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,775,014
2,400,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5 .000 03/01/33 2,682,859
3,405,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5 .000 03/01/34 3,834,385
4,000,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/31 4,002,595
5,215,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
4 .125 07/01/26 5,234,330
4,025,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .950 07/01/27 4,089,849
3,060,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .750 07/01/28 3,114,843
3,650,000 (b) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,827,455
8,960,000 (b) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 9,481,778
1,000,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Childrens
Hospital, Series 2019A
4 .000 10/01/35 1,006,261
10,710,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Medical Center,
Refunding Series 2026
5 .000 12/01/29 11,562,579

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,590,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4 .000% 09/15/48 $ 1,445,807
4,560,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5 .000 09/15/33 5,164,215
4,650,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5 .000 09/15/34 5,304,190
1,715,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/33 1,942,243
1,800,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/34 2,053,235
1,750,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2025A
5 .000 08/15/32 1,954,088
1,270,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2016A
5 .000 08/15/41 1,274,716
6,995,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/28 7,309,369
11,005,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/30 11,845,315
11,535,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/32 12,619,793
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 2,001,960
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1,
(AMT)
4 .000 07/15/41 910,737
7,725,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 8,120,936
1,600,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,678,891
12,050,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5 .000 11/15/39 12,065,390
3,175,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/32 3,334,827
2,630,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/33 2,756,305
8,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/41 9,145,548
7,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/42 8,036,611
3,820,000 (f) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .000 09/01/45 4,031,469
5,000,000 (f) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .000 09/01/46 5,222,423
4,235,000 (f) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .500 09/01/58 4,498,391
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2021
3 .000 09/01/33 968,190
4,750,000 Humble Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2026A
5 .000 02/15/32 5,277,200
2,925,000 Hurst-Euless-Bedford Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building
Series 2024
5 .000 08/15/26 2,951,145
2,830,000 Hutto, Texas, Certificates of Obligation Bonds, Combination Tax
& Waterworks & Sewer System Revenue Series 2026
4 .000 08/01/43 2,673,703

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,055,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, Refunding Series
2024
5 .000% 02/15/29 $ 2,187,644
1,575,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Refunding Series
2019
5 .000 02/01/43 1,620,785
1,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/26 1,001,505
2,025,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/27 2,028,129
1,570,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/28 1,572,440
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/29 2,003,004
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/30 2,002,870
4,115,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021
5 .000 05/15/27 4,224,081
4,590,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 2001A
2 .600 11/01/29 4,468,084
2,720,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .250 12/01/28 2,721,279
2,335,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,337,867
1,800,000 (b) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 1,867,570
2,570,000 (b) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 5/01/26)
3 .000 05/01/50 2,569,767
10,000,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 10,082,178
5,000,000 Montgomery County, Texas, General Obligation Bonds, Limited
Tax Refunding Series 2025A
5 .000 03/01/32 5,547,621
2,900,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/33 3,278,611
3,020,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
4 .000 06/01/43 2,958,129
3,860,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,552,781
9,195,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 10,932,772
5,355,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 5,450,872
4,010,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2024A
5 .000 01/01/41 4,359,384
3,750,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/38 2,363,514
2,250,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000 01/01/43 2,305,632
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A
3 .000 01/01/35 4,799,962
5,950,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2020A
4 .000 01/01/37 5,980,208
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier Series 2024B
5 .000 01/01/32 5,520,416

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,280,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015
4 .000% 02/15/34 $ 5,281,862
4,500,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 02/15/32 5,022,599
965,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3 .625 01/01/35 868,175
6,865,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750 01/01/36 5,342,913
13,675,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 9,735,320
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 603,459
2,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .000 01/01/39 1,901,245
1,270,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021
5 .000 10/01/26 1,285,726
2,315,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A
2 .000 08/15/43 1,543,771
1,180,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/43 786,890
1,520,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/46 928,958
3,910,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5 .000 05/15/32 4,366,290
4,260,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026F, (Mandatory Put 5/01/30)
5 .000 11/15/55 4,565,606
3,765,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025C, (Mandatory Put 11/15/32)
5 .000 11/15/64 4,160,556
4,990,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025B
4 .650 07/01/40 5,092,245
5,835,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
4 .750 07/01/40 5,982,314
6,810,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
6 .000 01/01/57 7,584,864
13,980,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .450 01/01/44 13,844,493
3,535,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4 .125 09/01/38 3,543,544
4,835,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .050 09/01/41 3,536,491
18,170,000 (b) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 19,186,413
15,850,000 (b) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 17,314,946
10,000,000 (b) Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 10,629,831
6,500,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5 .000 01/01/36 6,907,179
7,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000 12/31/37 6,834,426

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,940,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000% 12/31/38 $ 3,807,136
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 9,701,370
1,700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 1,723,534
2,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/33 2,828,223
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/35 1,591,391
10,560,000 Texas State Transportation Commission, General Obligation
Bonds, Mobility Fund Refunding Series 2025
5 .000 10/01/36 12,000,371
5,790,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5 .000 08/01/36 6,251,147
6,665,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/32 7,447,914
10,400,000 Texas State, General Obligation Bonds, Transportation
Commission Highway Improvement, Series 2016A
5 .000 04/01/35 10,415,757
12,000,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/38 13,130,221
6,115,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/26 6,115,000
5,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 5,863,495
5,000,000 Texas Transportation Commission, Highway Fund Revenue
Bonds, Refunding First Tier Series 2024
5 .000 10/01/32 5,618,732
1,125,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/35 758,063
1,605,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/36 1,025,699
2,120,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/37 1,281,119
1,100,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/39 593,336
1,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A
5 .000 10/15/42 1,016,904
7,385,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2018A
5 .000 10/15/30 7,719,082
5,890,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2022
5 .000 10/15/47 6,096,649
15,315,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5 .000 10/15/33 17,399,496
3,750,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/39 4,098,203
10,780,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/40 11,716,412
2,000,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/28 2,089,556
2,270,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/29 2,407,484
TOTAL TEXAS 813,983,474

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 0.6%
$ 1,055,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250% 03/01/31 $ 1,005,797
1,600,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,450,107
1,300,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,300,114
1,790,000 (c) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .125 06/01/36 1,693,440
1,250,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,278,044
6,790,000 Salt Lake City School District, Salt Lake County, Utah, General
Obligation Bonds, School Bond Guaranty Program, Series 2013
5 .000 03/01/38 7,651,151
3,900,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/26 3,921,595
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/31 5,424,530
1,405,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,507,645
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/31 9,764,155
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/33 5,494,774
2,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/35 2,939,221
1,145,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/36 1,263,149
1,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/37 1,233,388
6,420,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .600 07/01/44 6,383,183
TOTAL UTAH 52,310,293
VERMONT - 0.2%
5,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2026A
5 .000 10/01/33 5,646,505
820,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2026A
4 .000 10/01/45 778,268
2,985,000 Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series 2021A
4 .000 05/01/37 2,861,850
3,439,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .450 11/01/41 2,637,140
3,440,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .450 11/01/44 3,405,752
TOTAL VERMONT 15,329,515
VIRGINIA - 1.8%
5,310,000 Amelia County Industrial Development Authority, Virginia,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .450 04/01/27 5,180,446
7,310,000 (b) Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series
2023A, (Mandatory Put 7/01/31)
5 .000 07/01/53 7,799,047
6,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4 .000 10/01/28 6,210,637
10,550,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 10/01/29 11,405,859
4,310,000 (b) Federal Home Loan Mortgage Corporation, Virginia ,National,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-033.
4 .641 10/25/40 4,456,810
6,303,511 (b) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Green Series 2024ML-028
4 .533 11/25/42 6,449,748

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 3,825,712 (b) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-031
4 .603% 06/25/42 $ 3,917,692
5,000,000 (e) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)
5 .000 07/01/26 5,030,088
870,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/35 850,026
1,060,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016
3 .125 06/15/31 1,046,880
710,000 (c) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5 .000 07/01/45 539,483
2,810,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .400 10/01/44 2,768,189
1,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 1,460,411
1,710,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .150 07/01/40 1,703,200
500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 496,238
2,100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
4 .650 07/01/40 2,153,868
1,005,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
4 .700 07/01/40 1,035,710
1,560,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4 .600 07/01/40 1,596,383
7,505,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2020B
2 .200 03/01/40 5,776,954
10,010,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023D
3 .450 08/01/28 10,012,033
2,600,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 2,601,491
1,350,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .100 09/01/40 1,314,202
3,925,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .450 09/01/45 3,872,789
12,875,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 12,385,529
10,185,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 9,691,623
5,480,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/32 5,871,906
4,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/34 4,237,074
4,890,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/36 5,108,466
3,330,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 3,466,244
4,540,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 4,714,750
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 1,992,638

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 3,190,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000% 12/31/52 $ 3,094,044
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/31 5,315,348
5,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/34 5,508,063
10,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/37 9,759,461
2,565,000 (b) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 2,549,585
TOTAL VIRGINIA 161,372,915
WASHINGTON - 2.9%
3,725,000 Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2024A
5 .000 07/01/38 4,116,497
2,750,000 Energy Northwest, Washington, Electric Revenue Bonds,
Nuclear Project 1, Refunding Series 2024B
5 .000 07/01/26 2,766,896
7,915,000 King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5 .000 12/01/34 9,061,275
9,520,000 King County, Washington, General Obligation Bonds,
Refunding Limited Tax Series 2025B
5 .000 12/01/31 10,612,825
7,980,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/31 8,140,492
11,570,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/31 11,802,694
5,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/33 5,091,978
5,315,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/29 5,624,683
9,685,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B, (AMT)
5 .000 08/01/30 10,427,143
3,055,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016
5 .000 02/01/29 3,059,104
2,740,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/32 2,966,641
2,340,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 2,349,296
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,088,323
5,930,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A
5 .000 08/15/40 5,931,651
14,085,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/33 14,092,766
6,115,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/30 6,409,000
1,720,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/31 1,799,765
6,140,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/32 6,414,881
5,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/29 5,253,931
2,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/31 2,304,489
2,755,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 2,812,897
6,015,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/36 6,123,986

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 6,900,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .200% 06/01/41 $ 5,131,673
5,580,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .400 12/01/41 4,235,648
38,955,856 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 37,351,767
6,032,547 (b) Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4 .084 03/01/50 5,814,596
7,970,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5 .000 06/01/32 8,931,301
5,040,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2022D
4 .000 07/01/28 5,204,293
11,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2023B
5 .000 07/01/42 11,875,744
9,590,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C
5 .000 08/01/27 9,905,892
2,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax, Series 2019B
5 .000 06/01/39 2,065,202
5,645,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/27 5,830,191
4,155,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/32 4,277,845
5,090,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2023A
5 .000 08/01/27 5,257,663
5,145,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/28 5,426,880
6,760,000 Washington State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 08/01/44 7,043,830
4,030,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/45 4,223,528
4,975,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5 .500 12/01/33 4,797,758
TOTAL WASHINGTON 256,625,024
WEST VIRGINIA - 0.4%
475,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/30 506,523
1,010,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/32 1,089,701
1,665,000 (b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 1,692,381
5,895,000 (b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 5,991,943
1,675,000 (b),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,821,081
11,480,000 (b),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 11,681,730
3,240,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4 .300 11/01/38 3,260,592
1,710,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4 .400 11/01/44 1,684,424

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 1,945,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
3 .900% 11/01/39 $ 1,893,013
2,555,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
4 .300 11/01/44 2,516,480
5,435,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2018
5 .000 06/01/43 5,549,658
TOTAL WEST VIRGINIA 37,687,526
WISCONSIN - 2.2%
6,780,000 Central Brown County Water Authority, Wisconsin, Water
System Revenue Bonds, Refunding Series 2024A
5 .000 11/01/33 7,617,544
2,900,000 (f) Elkhart Lake-Glenbeulah School District, Sheboygan County,
Wisconsin, General Obligation Bonds, Promissory Notes Series
2026
4 .000 03/01/46 2,650,600
2,000,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/31 2,204,158
1,700,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/32 1,899,542
1,500,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/33 1,693,642
4,555,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/27 4,491,041
4,320,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5 .000 04/01/30 4,626,937
1,475,000 Mukwonago Area School District, Waukesha County,
Wisconsin, General Obligation Bonds, Promissory Note Series
2025
4 .250 04/01/44 1,460,383
10,035,000 Public Finance Authority of Wisconsin, Lease Development
Revenue Bonds, KU Campus Development Corporation-
Central District Development Project, Series 2016
5 .000 03/01/41 10,038,450
25,400,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .500 12/01/37 19,812,000
2,755,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 2,758,085
8,520,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/30)
3 .700 10/01/46 8,615,278
7,960,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 7,910,865
1,820,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
4 .000 06/15/28 1,813,165
4,170,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 4,134,739
6,635,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 6,622,692
4,700,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4 .000 04/01/44 4,564,840
1,500,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/39 1,337,703
1,525,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/40 1,331,054
6,130,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3 .000 04/01/39 5,496,641
1,080,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/26 1,080,971
4,115,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/27 4,128,191

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 8,205,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1,
(Mandatory Put 7/01/27)
5 .000% 08/15/54 $ 8,249,602
3,230,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 2,791,634
30,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000 08/15/54 30,213
2,120,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/34 2,152,405
1,455,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/35 1,467,770
5,490,000 (b),(e) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 5,540,942
1,470,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/37 1,410,430
1,950,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/39 1,950,486
4,440,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4 .125 09/01/39 4,398,745
2,750,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .000 11/01/39 2,465,053
1,650,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2 .500 11/01/41 1,235,579
1,080,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 1,080,554
4,785,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5 .000 05/01/32 5,380,087
7,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5 .000 05/01/31 7,760,841
12,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2026-1
5 .000 05/01/32 13,492,381
12,965,000 Wisconsin State, General Obligation Bonds, Series 2025A 5 .000 05/01/35 14,661,400
9,905,000 Wisconsin State, General Obligation Bonds, Series 2025B 5 .000 05/01/33 11,228,025
TOTAL WISCONSIN 191,584,668
WYOMING - 0.9%
16,475,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3 .625 07/15/39 15,325,006
960,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/37 969,107
1,000,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/38 1,005,269
800,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/33 881,343
1,415,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/34 1,549,443
8,755,000 Sweetwater County 2023 Specific Purpose Joint Powers Board,
Wyoming, Sales and Use Excise Tax Revenue Bonds, Series
2023
5 .000 06/15/27 8,993,223
28,275,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 28,114,330

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING (continued)
$ 2,145,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2015 Series 6
3 .900% 12/01/34 $ 2,145,025
6,500,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .650 12/01/39 5,436,884
3,250,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
3 .000 12/01/40 2,762,144
6,675,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .250 12/01/40 5,139,585
6,000,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .250 12/01/41 4,475,661
2,700,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4 .200 12/01/38 2,707,708
TOTAL WYOMING 79,504,728
TOTAL MUNICIPAL BONDS
(Cost $8,838,885,435) 8,571,322,715
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
155330 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 155330
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
812,771 (d),(h) Jackson Hospital 13 .000 04/30/26 65,022
1,128,848 (d),(h) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13 .000 04/30/26 90,308
TOTAL HEALTH CARE EQUIPMENT & SERVICES 155,330
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,938,084) 155,330
TOTAL LONG-TERM INVESTMENTS
(Cost $8,898,342,557) 8,625,848,797
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
12,398,674 MUNICIPAL BONDS - 0.1% 12,398,674
FLORIDA - 0.1%
12,400,000 City of Jacksonville FL 2 .360 05/06/26 12,398,674
TOTAL FLORIDA 12,398,674
TOTAL MUNICIPAL BONDS
(Cost $12,400,000) 12,398,674
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,400,000) 12,398,674
TOTAL INVESTMENTS - 98.6%
(Cost $8,910,742,557) 8,638,247,471
OTHER ASSETS & LIABILITIES, NET -  1.4% 119,893,506
NET ASSETS - 100% $ 8,758,140,977
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
(a) Affiliated holding
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $368,939,498 or 4.3% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) When-issued or delayed delivery security.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.

Portfolio of Investments March 31, 2026
Limited Term
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.5%
4444068019 MUNICIPAL BONDS - 96.5% 4444068019
ALABAMA - 2.0%
$ 975,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4.100% 10/01/39 $ 963,690
7,970,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5.000 11/01/27 8,271,335
2,410,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4.000 12/01/52 2,423,862
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5.000 11/01/28 5,177,832
2,500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5.000 11/01/29 2,609,946
5,800,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 6,260,668
2,500,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5.250 05/01/55 2,571,309
2,665,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5.000 10/01/55 2,813,086
3,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5.000 05/01/55 3,183,350
5,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 5,093,105
1,100,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5.000 08/01/29 1,152,144
4,250,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
5.000 12/01/55 4,500,403
4,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5.000 09/01/33 4,071,714
2,480,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5.000 12/01/33 2,576,986
5,030,000 (a) Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3.375 06/01/34 5,079,357
1,030,000 (a) Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3.450 11/01/33 1,022,807
4,000,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5.000 06/01/49 4,212,994
10,750,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 10,988,771
9,000,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4.000 12/01/51 9,049,242
5,800,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000 05/01/53 6,010,197
2,190,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5.000 10/01/30 2,324,770
1,000,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5.000 10/01/55 1,064,568
685,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5.000 09/01/30 726,037
TOTAL ALABAMA 92,148,173

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 1.3%
$ 1,020,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.850% 06/01/34 $ 1,019,167
1,040,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.850 12/01/34 1,036,475
12,390,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020A-II
2.000 12/01/35 10,189,956
23,000,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020B-II
2.000 12/01/35 18,915,980
3,560,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2.150 12/01/36 2,853,644
8,110,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2022B-1
2.150 06/01/36 6,593,395
720,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2025A-II
6.000 12/01/56 797,908
5,145,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000 04/01/27 5,251,638
5,575,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000 04/01/29 5,908,062
165,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2015
5.250 10/01/36 165,260
1,035,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5.000 08/01/28 1,092,206
1,850,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2023A
5.000 06/30/26 1,861,193
1,570,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2024A
5.000 06/30/28 1,652,388
2,000,000 North Slope Borough, Alaska, General Obligation Bonds,
Series 2024A
5.000 06/30/30 2,178,411
1,775,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/28 1,848,516
TOTAL ALASKA 61,364,199
ARIZONA - 1.5%
5,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2025A
5.000 07/01/29 5,364,354
5,055,000 (b) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/27 5,240,305
6,760,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 6,838,554
1,520,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 1,539,870
9,510,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 9,662,271
3,790,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5.000 07/01/27 3,908,657
3,600,000 Chandler, Arizona, General Obligation Bonds, Series 2017 2.300 07/01/28 3,528,206
5,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory
Put 5/15/26)
5.000 01/01/53 5,011,157
4,530,000 (a) Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010A,
(Mandatory Put 10/01/26)
0.875 06/01/43 4,480,316
2,150,000 (a) Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010B,
(Mandatory Put 10/01/26)
0.875 06/01/43 2,126,419
3,000,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023 Series 2025B
5.000 07/01/30 3,281,649

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 6,350,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5.000% 07/01/36 $ 6,594,678
615,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5.000 08/01/28 648,562
1,225,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5.000 08/01/29 1,317,033
2,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5.000 07/01/28 2,107,775
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5.000 07/01/29 1,075,134
3,515,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5.000 07/01/30 3,844,999
3,715,000 Yavapai County Industrial Development Authority, Arizona,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1.300 06/01/27 3,603,559
TOTAL ARIZONA 70,173,498
ARKANSAS - 0.3%
6,285,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds,
Capital Improvement Series 2022
2.875 11/01/32 6,240,909
2,560,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/27 2,560,566
3,915,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/29 3,915,977
TOTAL ARKANSAS 12,717,452
CALIFORNIA - 3.1%
2,375,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0.000 08/01/26 2,355,142
2,540,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0.000 08/01/27 2,452,328
2,710,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0.000 08/01/28 2,542,748
2,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5.500 10/01/54 2,175,985
2,575,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5.000 01/01/55 2,630,633
4,500,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5.000 02/01/55 4,822,286
2,900,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5.000 01/01/56 3,139,818
600,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5.000 10/01/28 620,467
1,250,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5.000 10/01/29 1,300,311
4,640,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5.000 10/01/55 4,686,936
2,030,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/27 2,076,594
2,915,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/28 3,035,053
19,790,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.000 12/31/30 19,002,053
1,500,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/27 1,520,345

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 940,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2026A,
(AMT), (Mandatory Put 6/15/26)
2.800% 03/01/56 $ 939,364
9,415,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019A,
(AMT), (Mandatory Put 10/01/29)
2.400 10/01/44 9,134,641
6,495,000 (a),(c) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 8/17/26)
2.875 07/01/43 6,486,550
6,840,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625 07/01/27 6,841,153
10,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5.000 08/01/28 10,566,699
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5.000 08/01/31 2,224,553
4,590,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 4,595,462
1,000,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/27 1,002,914
1,070,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/26 1,079,545
350,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/27 360,193
2,815,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5.000 12/01/55 3,031,472
8,625,000 Federal Home Loan Mortgage Corporation, California,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-057
2.400 10/15/29 8,231,153
2,045,000 Lemon Grove School District, San Diego County, California,
General Obligation Bonds, Election 1998 Series 2002C
0.000 08/01/27 1,972,596
1,500,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5.000 05/15/26 1,504,271
2,250,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5.000 05/15/27 2,306,367
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5.000 05/15/28 2,089,415
2,870,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5.000 05/15/29 3,047,259
3,565,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT)
5.000 05/15/30 3,841,122
1,860,000 Oxnard School District, Ventura County, California, General
Obligation Bonds, Bond Anticipation Notes Series 2026
0.000 02/01/31 1,572,881
2,780,000 (a) Sacramento Municipal Utility District, California, Electric
Revenue Bonds, Refunding Series 2023D, (Mandatory Put
10/15/30)
5.000 08/15/49 3,054,184
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5.000 07/01/28 2,096,570
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5.000 07/01/29 2,131,588
2,750,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5.000 07/01/30 2,970,234

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,370,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000% 05/01/36 $ 4,544,233
3,475,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5.000 05/01/28 3,631,352
TOTAL CALIFORNIA 141,616,470
COLORADO - 2.3%
2,980,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2024
5.000 12/15/29 3,235,745
1,000,000 Broomfield City and County, Colorado, Sewer Activity
Enterprise Revenue Bonds, Refunding Series 2026
5.000 12/01/28 1,062,744
1,000,000 Broomfield City and County, Colorado, Sewer Activity
Enterprise Revenue Bonds, Refunding Series 2026
5.000 12/01/29 1,082,880
1,000,000 Broomfield, Colorado, Water Activity Enterprise Water Revenue
Bonds, Series 2026
5.000 12/01/29 1,082,880
5,330,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2025
5.000 12/15/30 5,871,297
700,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5.000 11/15/59 749,410
18,555,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5.000 08/01/49 18,573,922
1,010,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.000 11/01/26 1,022,896
13,000,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, (Mandatory Put
8/15/28)
5.000 05/15/62 13,671,275
11,850,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3.350 07/01/28 11,867,543
630,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
1.950 11/01/36 502,307
2,500,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
1.800 11/01/36 1,957,836
3,390,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2024A-1
6.000 11/01/55 3,752,273
1,610,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes, Series 2025A
5.000 06/30/26 1,619,637
13,165,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes, Series 2025B
5.000 06/30/26 13,245,491
257,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
4.500 12/01/27 257,014
4,925,309 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 3,214,936
6,440,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/26 6,527,582
5,600,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/27 5,794,058
4,170,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/26 4,225,966
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/26 1,306,182
738,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
4.625 12/01/27 738,109
1,635,000 Garfield, Eagle and Pitkin Counties School District RE-1,
Roaring Fork, Colorado, General Obligation Bonds, Refunding
Series 2007
0.000 12/15/26 1,604,604
425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/26 427,066

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000% 01/15/27 $ 1,443,866
625,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/27 637,557
805,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4.125 12/01/31 746,928
TOTAL COLORADO 106,222,004
CONNECTICUT - 1.9%
6,815,000 (a) Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3.200 07/01/37 6,825,046
4,490,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5.000 07/01/49 4,779,453
1,955,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
3.750 11/15/33 1,964,186
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2.600 11/15/34 4,446,133
3,525,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2.300 11/15/35 2,933,043
4,350,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-1
1.950 11/15/35 3,579,024
1,190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-2, (AMT)
2.200 11/15/34 989,964
3,425,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1.700 05/15/34 2,807,843
4,075,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2.000 11/15/36 3,240,764
12,115,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2.000 11/15/36 9,634,811
2,835,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3.300 05/15/60 2,846,204
12,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5.000 08/15/29 12,934,674
1,520,000 Connecticut State, General Obligation Bonds, Series 2022E 5.000 11/15/26 1,543,510
2,600,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5.000 07/01/28 2,743,032
1,955,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5.000 07/01/29 2,102,521
5,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5.000 07/01/29 5,377,291
8,000,000 Danbury, Connecticut, General Obligation Bonds, Anticipation
Notes Series 2026
4.000 02/22/27 8,110,948
5,000,000 Greenwich, Connecticut, General Obligation Bonds, Bond
Anticipation Notes, Series 2026
4.000 02/04/27 5,067,879
3,455,000 University of Connecticut, General Obligation Bonds, Series
2017A
5.000 01/15/36 3,506,722
TOTAL CONNECTICUT 85,433,048
DELAWARE - 0.1%
2,735,000 Delaware Economic Development Authority, Gas Facilities
Revenue Bonds, Delmarva Power & Light Company Project,
Refunding Series 2020A
3.600 01/01/31 2,804,529
1,600,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4.000 07/01/39 1,575,454
1,325,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5.000 01/01/29 1,409,766
180,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5.000 01/01/30 194,933
TOTAL DELAWARE 5,984,682

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 1.6%
$ 6,750,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024B
5.000% 08/01/31 $ 7,476,049
10,000,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024C
5.000 12/01/30 10,986,241
4,050,000 District of Columbia, General Obligation Bonds, Series 2026A 5.000 06/01/29 4,347,580
3,700,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5.000 10/01/32 4,153,931
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Forward Delivery Refunding Series
2020A, (AMT)
5.000 10/01/32 3,752,312
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Forward Delivery Series
2020A, (AMT)
5.000 10/01/31 5,377,889
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2016A, (AMT)
5.000 10/01/32 5,042,692
5,295,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5.000 10/01/30 5,440,586
8,200,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5.000 10/01/27 8,457,708
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A, (AMT)
5.000 10/01/28 3,148,523
6,540,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/33 7,138,619
3,880,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/27 4,001,940
6,205,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/28 6,512,194
TOTAL DISTRICT OF COLUMBIA 75,836,264
FLORIDA - 4.0%
4,185,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5.000 10/01/27 4,191,581
2,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT)
5.000 10/01/34 2,040,603
500,000 (a),(c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4.375 10/01/54 502,587
2,360,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 489,393
5,055,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/34 3,765,975
4,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/35 3,549,925
17,415,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/36 12,974,175
5,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/37 3,885,175
18,065,000 (a),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1.000 07/01/57 12,464,850
1,325,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3.750 07/01/33 1,319,726
6,925,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
2.800 07/01/34 6,291,719
1,575,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3.950 07/01/39 1,549,184
1,785,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-1
6.000 01/01/57 2,001,728

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,310,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
1.800% 07/01/36 $ 1,827,800
2,825,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
1.800 07/01/36 2,235,296
15,910,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5.000 10/01/29 17,112,231
7,870,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5.000 10/01/30 8,590,420
1,800,000 Florida State Board of Education, Public Education Capital
Outlay Bonds, Refunding Series 2017B
4.000 06/01/32 1,820,029
2,375,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/29 2,554,983
4,595,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/30 5,026,392
5,065,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/32 5,684,054
4,060,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5.000 07/01/28 4,277,870
22,060,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5.000 10/01/27 22,736,880
2,610,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT)
5.000 10/01/26 2,637,370
9,030,000 Lee County, Florida, Airport Revenue Bonds, Refunding Series
2021A, (AMT)
5.000 10/01/30 9,718,073
2,000,000 (d) Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5.000 07/01/30 2,168,802
2,230,000 (d) Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5.000 07/01/31 2,448,175
2,485,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/26 2,515,274
2,200,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/27 2,241,394
3,120,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/28 3,177,875
2,715,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/29 2,761,864
4,505,000 (a) Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4.000 11/01/48 4,508,082
4,100,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5.000 10/01/28 4,302,981
2,240,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/29 2,312,595
9,215,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/30 9,501,645
2,525,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/28 2,668,142
2,635,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/29 2,835,939
1,135,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/30 1,240,906
780,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5.000 10/01/30 856,591
1,370,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5.000 10/01/31 1,526,791
TOTAL FLORIDA 184,315,075

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 2.2%
$ 3,500,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5.000% 07/01/30 $ 3,770,146
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/26 2,011,074
1,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/27 1,281,496
2,625,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/28 2,742,973
5,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/29 5,311,383
3,250,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5.000 04/01/30 3,543,515
2,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2020A
2.750 12/01/35 2,594,805
2,750,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2.250 12/01/36 2,222,017
1,930,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4.100 12/01/39 1,898,467
1,045,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3.900 06/01/31 1,058,024
580,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3.900 12/01/31 588,089
1,110,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3.950 06/01/32 1,132,969
450,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3.950 12/01/32 458,696
1,500,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025G
6.250 12/01/55 1,673,050
5,075,000 Georgia State, General Obligation Bonds, Series 2017A 5.000 02/01/29 5,181,024
5,190,000 Georgia State, General Obligation Bonds, Series 2017A 5.000 02/01/31 5,294,106
1,470,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4.000 07/01/52 1,487,336
10,110,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4.000 09/01/52 10,213,000
5,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5.000 12/01/52 5,218,252
9,000,000 (a),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 8,982,108
7,150,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5.000 07/01/53 7,499,669
3,500,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 3,706,381
3,200,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5.000 04/01/54 3,399,198
5,570,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5.000 06/01/55 5,959,875
3,000,000 (a) Monroe County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company - Scherer
Plant, Series 2009-2, (Mandatory Put 3/06/31)
2.800 10/01/48 2,952,890
11,500,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5.000 10/01/29 12,424,914
TOTAL GEORGIA 102,605,457
GUAM - 0.0%
2,100,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.000 01/01/30 2,220,305
TOTAL GUAM 2,220,305

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.6%
$ 4,835,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3.200% 07/01/39 $ 4,078,017
10,780,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3.100 05/01/26 10,766,204
6,055,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D
5.000 09/01/30 6,249,974
7,660,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5.000 09/01/29 8,273,854
TOTAL HAWAII 29,368,049
IDAHO - 0.5%
2,250,000 (a) Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2013ID, (Mandatory Put 5/01/26)
2.625 12/01/48 2,249,584
4,815,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/29 5,080,357
4,880,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/31 5,121,705
5,010,000 (a) Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5.000 03/01/60 5,424,357
6,000,000 Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5.000 06/01/28 6,314,814
TOTAL IDAHO 24,190,817
ILLINOIS - 3.9%
780,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/27 759,689
585,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/28 549,390
1,185,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/27 1,201,692
3,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/28 3,356,985
20,000 (b) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018, (ETM)
0.000 12/15/26 19,624
980,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0.000 12/15/26 956,881
1,050,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0.000 12/15/27 990,249
8,130,000 Grundy, Kendall, and Will Counties Community Consolidated
School District 201, Minooka, Illinois, General Obligation
Bonds, Refunding School Series 2019
3.000 10/15/27 8,135,725
11,300,000 (a) Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project,
Series 2012, (Mandatory Put 11/01/26)
1.250 11/01/38 11,143,240
1,635,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4.000 11/01/30 1,662,214
1,700,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5.000 08/15/30 1,823,214
3,000,000 (b) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5.000 08/15/26 3,026,714
1,055,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5.000 08/15/52 1,078,601
4,000,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2025A-1, (Mandatory Put 8/15/30)
5.000 08/15/54 4,308,040
3,100,000 (a),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4.800 12/01/43 3,123,370
8,680,000 (a),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4.125 12/01/50 8,476,972

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,000,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2.450% 10/01/39 $ 967,234
2,000,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 05/01/40 2,033,553
10,135,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
1.950 10/01/36 8,100,806
15,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5.000 02/01/31 16,405,056
5,475,000 Illinois State, General Obligation Bonds, June Series 2016 5.000 06/01/28 5,493,328
1,100,000 Illinois State, General Obligation Bonds, November Series
2017C
5.000 11/01/29 1,130,948
6,545,000 Illinois State, General Obligation Bonds, November Series
2017D
3.250 11/01/26 6,562,495
2,360,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/26 2,390,023
3,015,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/27 3,115,410
5,965,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/28 6,142,541
5,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5.000 11/01/30 5,316,078
10,830,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/28 11,008,825
2,545,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/27 2,591,327
11,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5.000 06/15/28 11,540,609
5,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5.000 06/15/29 5,343,733
1,005,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 1,007,325
1,475,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6.000 11/01/26 1,495,353
1,235,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/26 1,252,150
1,925,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/26 1,951,492
360,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/27 371,018
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/28 2,004,621
650,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/30 667,186
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/33 1,015,381
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/36 1,006,665
1,895,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/40 1,896,689
2,010,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/44 1,958,945
250,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/26 252,435
1,218,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.600 03/01/28 1,224,698
8,240,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C
5.000 01/01/28 8,564,189
3,665,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5.000 02/15/27 3,732,572

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 13,615,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2024 - BAM Insured
5.000% 03/01/29 $ 14,392,351
TOTAL ILLINOIS 181,547,636
INDIANA - 2.1%
1,770,000 (a) Indiana Finance Authority, Economic Development Revenue
Bonds, Republic Service, Inc. Project, Refunding Series 2010A,
(AMT), (Mandatory Put 6/01/26)
2.900 05/01/28 1,769,791
8,885,000 (a) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 03/01/38 8,997,401
21,115,000 (a) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 05/01/43 21,386,370
1,100,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4.125 12/01/26 1,104,115
5,750,000 (a) Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/27)
3.750 03/01/31 5,786,625
7,490,000 (a) Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/32)
4.500 05/01/35 7,541,768
5,000,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-1, (Mandatory Put 7/01/28)
5.000 10/01/62 5,228,420
7,765,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5.000 10/01/64 8,316,559
1,540,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5.000 10/01/26 1,558,839
1,665,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5.000 10/01/27 1,724,787
1,250,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2015A
5.000 10/01/26 1,252,627
3,520,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2020B-1
1.950 07/01/35 2,927,033
1,250,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
1.900 07/01/36 999,456
2,610,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
1.900 07/01/36 2,086,865
6,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/27 6,092,137
3,485,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3.700 06/01/47 3,542,498
2,800,000 Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5.000 01/15/29 2,965,905
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5.000 07/15/29 1,065,805
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5.000 07/15/30 1,082,308
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5.000 01/15/31 1,086,968
3,775,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4.200 06/01/44 3,888,098

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 5,755,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400% 11/01/45 $ 5,991,871
TOTAL INDIANA 96,396,246
IOWA - 0.4%
6,285,000 (a),(b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4.000 12/01/50 6,704,902
240,000 (b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5.000 12/01/50 270,491
940,000 (a),(b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5.000 12/01/50 1,059,423
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Green Series
2021A
1.850 07/01/35 2,476,954
2,345,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2.450 07/01/34 2,073,185
3,120,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
2.500 01/01/35 2,759,144
4,555,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2.000 07/01/36 3,662,327
1,955,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2.000 07/01/36 1,571,866
TOTAL IOWA 20,578,292
KANSAS - 0.7%
8,515,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2024A
5.000 09/01/27 8,819,831
4,320,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5.000 09/01/28 4,567,722
1,820,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5.000 09/01/29 1,962,134
10,360,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5.000 11/15/54 11,338,954
3,620,000 Maize, Kansas, General Obligation Bonds, Temporary Notes
Series 2026A
2.750 08/01/29 3,573,198
4,175,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5.000 06/15/28 4,191,227
TOTAL KANSAS 34,453,066
KENTUCKY - 3.6%
8,250,000 Boone County, Kentucky, Collateralized Pollution Control
Revenue Bonds, Duke Energy Kentucky, Refunding Series
2008A
3.700 08/01/27 8,295,660
6,075,000 (a) Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A,
(AMT), (Mandatory Put 9/01/26)
1.750 10/01/34 6,012,903
29,000,000 (a) Carroll County, Kentucky, Pollution Control Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2016A,
(Mandatory Put 9/01/26)
1.550 09/01/42 28,670,505
4,470,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5.000 09/01/26 4,511,213
4,545,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5.000 04/01/30 4,930,267
2,500,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/30 2,728,826
2,250,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series
2024A
5.000 07/01/27 2,320,443

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 8,585,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5.000% 11/15/30 $ 9,445,134
14,960,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5.000 05/15/31 16,512,654
4,200,000 (a) Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5.000 10/01/47 4,440,581
4,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001A
0.900 09/01/26 3,954,154
8,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001B, (AMT)
1.350 11/01/27 7,705,628
17,100,000 (a) Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2005A, (Mandatory Put
7/01/26)
1.750 02/01/35 17,018,163
3,805,000 Oldham County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Refunding Second Series
2016
4.000 09/01/27 3,857,691
1,350,000 (a) Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 06/01/40 1,372,648
1,800,000 (a) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2.450 06/01/39 1,741,022
5,605,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 5,936,364
2,950,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4.000 08/01/52 2,983,939
3,075,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001A
0.625 09/01/26 3,038,657
10,200,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001B,
(AMT)
1.350 11/01/27 9,847,543
21,345,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 20,694,737
TOTAL KENTUCKY 166,018,732
LOUISIANA - 1.8%
5,000,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5.000 10/01/29 5,363,988
845,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2.100 12/01/36 672,583
1,875,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4.000 12/01/39 1,834,604
14,620,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 14,209,849
6,340,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5.000 05/01/30 6,916,808
12,000,000 Louisiana State, General Obligation Bonds, Refunding Series
2024E
5.000 09/01/31 13,357,199
5,045,000 Louisiana State, General Obligation Bonds, Series 2024B 5.000 08/01/27 5,207,143
925,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015
5.000 06/01/26 926,439
2,780,000 (a),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 3,043,467
1,255,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3.700 08/01/41 1,270,582

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 5,695,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4.050% 06/01/37 $ 5,712,208
17,200,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 17,173,529
5,325,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2.375 06/01/37 5,319,102
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5.000 12/01/28 1,579,826
2,300,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5.000 12/01/29 2,460,665
TOTAL LOUISIANA 85,047,992
MAINE - 0.4%
2,250,000 Maine Municipal Bond Bank, Transportation Infrastructure
Revenue Bonds, Transcap Program, Highway and Bridge Series
2026A
5.000 09/01/31 2,498,492
2,955,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
1.850 11/15/36 2,244,715
1,165,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2.300 11/15/35 969,360
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2.050 11/15/36 2,382,626
2,030,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
1.900 11/15/36 1,601,148
2,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2.200 11/15/36 1,606,774
4,275,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
6.000 11/15/55 4,712,621
800,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026A
6.000 11/15/56 885,778
TOTAL MAINE 16,901,514
MARYLAND - 1.7%
6,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5.000 07/01/29 6,460,529
6,760,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5.000 07/01/30 7,408,904
10,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3.250 01/01/31 9,930
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/26 1,004,359
6,820,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
2.700 09/01/34 6,112,502
4,250,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2.300 09/01/35 3,556,005
4,880,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020D
1.950 09/01/35 4,038,888
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1.800 09/01/36 9,446,423
8,310,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
1.875 09/01/36 6,611,975
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2.200 09/01/36 9,697,033
10,000,000 Maryland Department of Transportation, Consolidated
Transportation Revenue Bonds, Series 2025B
5.000 10/01/30 10,981,938

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 4,630,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A
5.000% 11/01/29 $ 4,912,016
3,985,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5.000 10/01/30 4,385,183
3,570,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5.000 08/01/30 3,910,313
TOTAL MARYLAND 78,535,998
MASSACHUSETTS - 1.1%
1,005,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5.000 02/01/29 1,081,341
3,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5.000 07/01/31 3,352,993
2,780,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/29 2,905,130
2,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/30 2,864,790
2,520,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/31 2,619,246
2,110,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/32 2,188,903
160,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5.000 07/15/26 161,114
170,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5.000 07/15/27 175,157
175,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5.000 07/15/28 184,189
220,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5.000 07/15/30 239,900
1,975,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
2.750 12/01/34 1,746,473
1,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2
2.650 06/01/26 999,314
2,290,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-3
4.000 06/01/26 2,291,769
2,420,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3.050 12/01/27 2,425,038
2,800,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Series 2023C2
4.000 12/01/27 2,811,199
1,000,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3.500 06/01/29 1,006,620
5,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
1.950 12/01/35 4,108,696
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.000 12/01/36 794,260
2,725,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222
2.000 12/01/36 2,164,360
7,385,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.150 12/01/36 5,919,707
5,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5.000 02/15/30 5,476,097
5,520,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2025B
5.000 06/01/29 5,939,545
TOTAL MASSACHUSETTS 51,455,841
MICHIGAN - 3.1%
4,175,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured
6.000 05/01/29 4,413,795
2,400,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5.000 07/01/35 2,722,943
5,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2025A
5.000 07/01/31 5,531,372

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 7,535,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5.000% 07/01/27 $ 7,769,017
2,600,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A
5.000 04/15/27 2,660,464
5,290,000 (a) Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5.000 11/15/44 5,305,885
4,780,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/29 5,115,990
2,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/27 2,046,832
5,115,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/28 5,332,223
7,115,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.550 10/01/33 7,065,122
2,180,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022A
3.300 04/01/26 2,180,000
6,400,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A
3.750 04/01/27 6,400,418
1,365,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 1,364,986
1,870,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3.350 12/01/34 1,804,858
4,670,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2016A
3.100 12/01/31 4,581,800
10,020,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2.700 12/01/34 8,937,378
14,835,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.350 12/01/35 12,476,274
6,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
1.950 12/01/36 4,772,050
2,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022A
4.000 12/01/37 1,973,662
5,655,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2024II
5.000 10/15/27 5,867,422
3,890,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5.000 04/15/29 4,163,518
2,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5.000 04/15/30 2,178,781
3,045,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5.000 11/15/26 3,093,426
12,165,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3.350 10/01/49 12,144,735
7,730,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series
2005, (AMT), (Mandatory Put 10/08/26)
0.875 04/01/35 7,602,642
7,230,000 (a) Michigan Strategic Fund, Limited Obligation Revenue
Bonds, Detroit Edison Company Exempt Facilities Project,
Collateralized Series 2023DT, (AMT), (Mandatory Put 6/03/30)
3.875 06/01/53 7,191,249
2,285,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000 10/01/61 2,285,210
7,500,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023E -
AGM Insured, (AMT)
5.000 12/01/28 7,893,214
TOTAL MICHIGAN 144,875,266

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 1.5%
$ 2,740,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5.000% 02/01/29 $ 2,921,662
4,990,000 Hennepin County, Minnesota, General Obligation Bonds, Sales
Tax Series 2019B
5.000 12/15/34 5,246,462
3,535,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5.000 12/01/30 3,891,779
4,155,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5.000 12/01/31 4,641,197
5,030,000 (a) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 5,271,409
1,270,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2.400 01/01/35 1,091,137
2,275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.250 07/01/35 1,879,979
4,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
1.875 07/01/35 3,586,439
5,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.000 07/01/36 4,501,593
5,045,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021F
2.000 07/01/36 4,056,298
8,415,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.150 07/01/36 6,825,345
3,285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2022A
2.600 07/01/37 2,795,968
6,820,000 Minnesota Public Facilities Authority, State Clean Water
Revolving Fund Revenue Bonds, Series 2016A
5.000 03/01/31 6,831,492
2,000,000 Minnesota Rural Water Finance Authority, Public Projects
Construction Notes, Series 2025
3.300 08/01/26 2,000,584
4,315,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5.000 08/01/31 4,804,007
6,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Bid Groups 1 & 2 Series 2025A
5.000 08/01/30 6,579,688
TOTAL MINNESOTA 66,925,039
MISSISSIPPI - 0.7%
7,755,000 (a) Lowndes County, Mississippi, Solid Waste Disposal and
Pollution Control Revenue Bonds, International Paper
Company Project, Refunding Series 2022, (Mandatory Put
4/01/27)
2.650 04/01/37 7,711,296
5,865,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 5,865,787
3,500,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5.000 01/01/30 3,783,851
6,000,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5.000 01/01/31 6,571,639
1,000,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 202
6.250 12/01/55 1,117,611
1,230,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2.250 12/01/35 1,004,571
615,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
1.800 12/01/35 498,292
1,500,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5.000 10/15/26 1,517,886
2,365,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4.000 09/01/32 2,410,470
TOTAL MISSISSIPPI 30,481,403

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 1.1%
$ 2,250,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4.000% 03/01/29 $ 2,335,190
2,650,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4.000 03/01/30 2,773,989
5,330,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 4,978,239
11,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 10,274,039
5,255,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2.750 09/01/33 4,791,042
12,640,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4.000 05/01/51 12,653,377
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5.000 06/01/27 2,577,356
5,000,000 Missouri Highways and Transportation Commission, State Road
Revenue Bonds, State Appropriations Mega Projects Series
2025A
5.000 05/01/31 5,543,458
2,695,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4.125 11/01/39 2,668,379
730,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2.500 11/01/34 634,121
1,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
1.950 11/01/36 849,138
1,890,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
1.800 11/01/36 1,480,124
TOTAL MISSOURI 51,558,452
MONTANA - 0.2%
1,115,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5.000 07/01/33 1,263,549
1,300,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5.000 07/01/35 1,443,633
1,000,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/27 1,028,184
1,055,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/28 1,105,941
1,335,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/29 1,397,765
2,000,000 (a) Montana Board of Housing, Multifamily Housing Revenue
Bonds, Aurora Apartments Series 2024, (Mandatory Put
2/01/28)
3.320 07/01/46 2,008,941
750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
1.850 12/01/36 590,111
485,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
1.850 12/01/36 381,605
1,710,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2026A
5.750 06/01/56 1,873,443
TOTAL MONTANA 11,093,172
NATIONAL - 0.1%
2,575,669 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3.400 01/25/36 2,461,021
TOTAL NATIONAL 2,461,021

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA - 0.7%
$ 8,370,000 (a) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000% 05/01/54 $ 8,855,559
5,040,000 (a) Central Plains Energy Project, Nebraska, Gas Supply
Revenue Bonds, Refunding Series 2025A Subseries 2025A-1,
(Mandatory Put 8/01/31)
5.000 08/01/55 5,337,585
1,915,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 1,709,825
8,895,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.350 09/01/35 7,488,524
2,490,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1.850 09/01/35 2,045,941
3,555,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.100 09/01/36 2,850,242
1,665,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2026A
6.250 03/01/55 1,861,998
1,630,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5.000 12/15/27 1,634,359
TOTAL NEBRASKA 31,784,033
NEVADA - 0.4%
6,385,000 Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B, (AMT)
5.000 07/01/27 6,551,436
895,000 (a),(c) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 6/01/26)
3.450 12/01/26 895,462
1,355,000 (b) Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Water Improvement Series 2016A, (Pre-
refunded 6/01/26)
5.000 06/01/31 1,360,541
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
1.850 10/01/33 1,679,064
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.000 10/01/36 1,572,447
3,000,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021B
2.200 10/01/36 2,418,645
5,000,000 (d) Truckee Meadows Water Authority, Nevada, Water Revenue
Bonds, Refunding Series 2026
5.000 07/01/31 5,533,684
TOTAL NEVADA 20,011,279
NEW HAMPSHIRE - 1.0%
8,485,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4.000 12/01/28 8,593,236
3,605,000 (a) National Finance Authority, New Hampshire, Solid Waste
Disposal Revenue Bonds, Waste Management, INC., Project,
Refunding Series 2018A, (AMT), (Mandatory Put 7/01/26)
4.000 10/01/33 3,609,672
2,000,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6.500 12/01/34 2,001,585
11,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4.500 10/01/33 11,380,248
5,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory
Put 8/03/27)
3.300 06/01/40 5,013,426
4,500,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory
Put 8/03/27)
3.300 06/01/38 4,512,083
6,050,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2025A
5.000 06/01/32 6,779,720
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4.100 07/01/39 2,489,377
TOTAL NEW HAMPSHIRE 44,379,347

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 2.0%
$ 1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2.000% 10/15/27 $ 978,566
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2.000 10/15/28 961,185
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2.000 10/15/29 944,614
1,000,000 Freehold Township Board of Education, Monmouth County,
New Jersey, General Obligation Bonds, School Series 2025
4.000 08/15/29 1,047,112
3,975,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.000 02/01/27 3,929,510
1,000,000 New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding Series
2016A - BAM Insured
5.000 09/01/35 1,006,939
6,180,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 6,139,355
6,135,000 (b) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5.000 06/15/33 6,543,592
920,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5.250 09/15/29 921,079
2,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5.000 07/01/29 2,612,487
3,200,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2024B
3.500 05/01/29 3,235,229
7,475,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Social Series 2025B
3.050 11/01/29 7,462,832
7,230,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5.000 06/15/28 7,263,707
1,645,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014BB-1
5.000 06/15/30 1,740,006
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/32 2,106,810
5,125,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/27 5,244,414
4,490,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 4,670,075
14,110,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 14,670,023
3,580,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/34 3,704,576
2,275,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4.000 06/01/37 2,268,158
6,795,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2.250 07/15/28 6,484,018
6,710,000 Union County, New Jersey, General Obligation Bonds, Series
2018
3.000 03/01/28 6,712,133
TOTAL NEW JERSEY 90,646,420
NEW MEXICO - 0.9%
13,640,000 (a) Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010A, (Mandatory Put 10/01/26)
0.875 06/01/40 13,490,399
15,000,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5.000 06/15/27 15,447,915
2,980,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2025C
5.000 12/15/29 3,233,546
1,695,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2.800 07/01/34 1,539,995
2,160,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
1.950 07/01/36 1,739,096
985,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
1.875 07/01/36 787,639

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 1,180,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4.125% 09/01/39 $ 1,169,036
1,760,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5.000 06/15/26 1,762,962
203,000 (c) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
3.750 05/01/28 201,646
TOTAL NEW MEXICO 39,372,234
NEW YORK - 6.9%
10,000,000 (a) Chautauqua County Capital Resource Corporation, New York,
Facilities Revenue Bonds, NRG Energy Project Refunding Series
2020, (Mandatory Put 4/03/28)
4.250 04/01/42 10,159,956
1,725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5.000 09/01/27 1,759,142
5,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1.800 05/01/48 4,806,586
8,600,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5.000 07/01/30 8,625,871
2,500,000 (a) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)
3.000 09/01/49 2,492,968
5,020,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Climate Bond Certified, Refunding Green
Series 2016B-2
5.000 11/15/32 5,081,374
2,250,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5.000 11/15/32 2,450,258
1,065,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/26 1,067,752
1,500,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/27 1,507,624
10,020,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2,
(Mandatory Put 12/30/27)
3.700 05/01/63 10,023,356
3,075,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-2, (Mandatory Put 7/03/28)
3.700 05/01/64 3,103,706
5,865,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2020D-1B
2.000 11/01/35 4,807,923
3,185,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A
3.450 11/01/34 3,123,928
3,040,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019G-1B
2.550 11/01/34 2,709,724
675,000 New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, The Churchill School and Center for
Learning Disabilities Inc., Short Term Auction Rate Series 1999
- AGM Insured
2.250 10/01/29 641,488
8,845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A
5.000 11/01/28 9,377,383
8,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5.000 11/01/27 8,308,801
545,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.000 05/01/27 559,553
4,665,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5.000 05/01/29 4,992,849
65,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.000 05/01/29 69,568

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,455,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.000% 05/01/30 $ 1,583,843
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5.000 11/01/28 5,300,952
6,600,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5.000 11/01/29 7,127,234
4,390,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series A-1
5.000 08/01/33 4,419,021
27,510,000 New York City, New York, General Obligation Bonds, Fiscal
2020 Series C-1
5.000 08/01/27 28,375,820
7,710,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5.000 08/01/27 7,959,850
12,500,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5.000 08/01/28 13,150,195
5,500,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4.000 05/15/32 5,538,954
2,620,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 5/01/27)
1.100 11/01/61 2,549,251
6,370,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Series 2022A-2, (Mandatory Put
5/01/27)
2.500 11/01/60 6,326,608
7,415,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.500 11/01/34 7,278,452
4,185,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2.100 11/01/35 3,448,047
8,140,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-2,
(Mandatory Put 5/01/29)
3.600 11/01/63 8,169,777
6,675,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3.800 11/01/62 6,677,442
1,835,000 (a) New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024B-2, (Mandatory Put
12/15/29)
3.350 12/15/54 1,842,425
9,820,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2.650 10/01/34 8,801,482
2,615,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.000 10/01/35 2,160,952
3,460,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2.100 10/01/35 2,816,621
3,555,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.000 10/01/33 3,063,442
9,990,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.200 10/01/36 8,101,886
4,830,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.200 10/01/36 3,917,128
16,400,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2.950 10/01/37 14,617,149
1,380,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 273
6.000 10/01/55 1,523,917
10,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5.000 03/15/29 10,706,695
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 1,786,798
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/27 5,141,514

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000% 12/01/28 $ 2,087,071
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 2,113,322
3,015,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 3,064,277
3,105,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5.000 12/01/26 3,148,117
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5.000 12/01/27 10,339,031
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5.000 10/15/33 4,060,168
500,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/27 502,486
2,220,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5.000 06/01/26 2,226,916
2,200,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5.000 06/01/28 2,289,666
1,245,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5.000 06/01/32 1,347,523
3,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5.000 03/01/28 3,138,565
8,100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien
Green Climate Bond Certified Series 2022E-1
5.000 11/15/27 8,378,152
1,925,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A
5.000 06/01/26 1,931,062
10,000,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5.000 06/15/32 10,920,919
4,000,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5.000 12/15/32 4,393,738
1,350,000 Yonkers, New York, General Obligation Bonds, Refunding
Series 2026D
5.000 08/01/31 1,502,282
TOTAL NEW YORK 319,498,560
NORTH CAROLINA - 1.1%
6,730,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3.250 01/15/50 6,760,886
2,540,000 (d) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 60
6.250 07/01/57 2,890,259
875,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2.450 07/01/34 793,022
2,810,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.625 01/01/35 2,520,005
5,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2.000 07/01/36 4,020,117
1,800,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
6.250 01/01/57 2,036,883
1,095,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Refunding Series 45
1.950 07/01/33 925,207
1,645,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5.000 01/01/28 1,656,318

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 11,335,000 North Carolina State, General Obligation Bonds, Refunding
Series 2025C
5.000% 06/01/30 $ 12,406,186
5,500,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5.000 05/01/30 6,000,386
10,730,000 Raleigh, North Carolina, North Carolina, Limited Obligation
Bonds, Series 2024
5.000 10/01/27 11,132,996
TOTAL NORTH CAROLINA 51,142,265
NORTH DAKOTA - 0.8%
2,395,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3.450 04/01/27 2,395,506
2,380,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5.000 12/01/26 2,403,585
2,555,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5.000 12/01/27 2,613,108
225,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
4.000 05/01/27 225,257
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/28 486,025
400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/29 382,909
430,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/30 404,799
355,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/32 322,544
5,330,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023C
5.000 05/01/32 5,513,321
670,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/29 699,367
530,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/30 558,395
555,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/31 589,228
580,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/32 619,569
610,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/33 653,858
6,235,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
2.800 07/01/32 5,942,915
2,285,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3.000 07/01/34 2,130,081
2,745,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
2.700 07/01/35 2,442,478
3,250,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2.100 07/01/35 2,664,859
3,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2.050 07/01/36 2,914,430
2,540,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2.300 07/01/36 2,063,515
1,290,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
5.750 07/01/56 1,408,753
TOTAL NORTH DAKOTA 37,434,502
OHIO - 4.8%
1,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/27 1,537,387
9,130,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/28 9,531,423
9,285,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/29 9,840,673

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 7,160,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000% 06/01/31 $ 7,699,335
2,600,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/32 2,789,491
3,110,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/33 3,325,361
5,895,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/34 6,237,517
4,470,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/35 4,706,184
1,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4.000 06/01/38 1,268,891
1,015,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4.000 06/01/39 996,597
4,400,000 Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Various Purpose Series 2026A
5.000 12/01/30 4,829,899
6,900,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5.000 04/01/30 7,517,674
5,670,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5.000 10/01/30 6,226,759
3,375,000 (a) Franklin County, Ohio, Revenue Bonds, CHE Trinity Health
Credit Group, Variable Rate Demand Obligation Series 2013,
(Mandatory Put 5/01/26)
2.625 12/01/46 3,374,405
6,000,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005B, (AMT)
3.700 07/01/28 6,042,034
3,345,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3.700 04/01/28 3,366,975
15,750,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2.500 08/01/40 15,098,903
10,000,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2.500 11/01/42 9,586,605
2,380,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014A, (Mandatory Put 10/01/29)
2.400 12/01/38 2,270,115
10,905,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 10,524,347
20,250,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 20,512,551
12,635,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 12,745,269
275,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 275,578
1,330,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019A
3.500 09/01/34 1,316,317
2,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
2.800 09/01/34 2,273,715
1,470,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.500 09/01/35 1,281,055
3,685,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2.050 09/01/36 2,969,110

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,920,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2.250% 09/01/36 $ 2,375,752
1,570,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.800 09/01/35 1,541,124
1,595,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.850 03/01/36 1,571,531
1,450,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.850 09/01/36 1,421,892
6,180,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4.100 09/01/39 6,094,408
1,855,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4.000 09/01/27 1,894,950
5,000,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5.000 11/01/30 5,497,818
1,000,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5.000 11/01/30 1,099,564
11,970,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement Series 2026Z
5.000 05/01/29 12,836,969
3,545,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4.000 09/01/27 3,621,347
6,960,000 Ohio State, General Obligation Bonds, Refunding Highway
Capital Improvement Series 2026AA
5.000 05/01/29 7,464,102
2,440,000 (a) Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2019C, (Mandatory Put
5/01/28)
2.750 01/01/52 2,427,172
5,050,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5.000 12/01/39 5,332,706
1,400,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5.000 12/01/31 1,563,043
1,000,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5.000 12/01/32 1,128,338
2,100,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5.000 12/01/26 2,134,620
2,500,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5.000 12/01/27 2,600,942
TOTAL OHIO 218,750,448
OKLAHOMA - 3.7%
1,000,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5.000 12/01/31 1,068,771
1,015,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5.000 12/01/32 1,088,529
1,600,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2.000 09/01/27 1,567,427
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public
Schools Project, Series 2023A
5.000 09/01/31 5,447,164
5,035,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Yukon Public
Schools Project, Series 2023
5.000 09/01/27 5,184,647
4,400,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/32 4,537,324

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 9,095,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4.000% 06/01/27 $ 9,226,834
8,010,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2.000 03/01/27 7,908,323
9,000,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2026
2.000 03/01/28 8,798,756
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5.000 10/01/27 1,025,642
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
3.250 10/01/28 996,867
4,410,000 Cushing Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Cushing Public
Schools Project, Series 2022
5.000 09/01/32 4,830,500
2,330,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5.000 09/01/26 2,351,872
200,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/26 201,569
450,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/27 461,731
525,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/29 548,038
560,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/30 582,836
1,100,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/31 1,141,778
860,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/32 890,043
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5.000 09/01/31 1,355,180
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5.000 09/01/32 1,033,760
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5.000 09/01/33 1,344,489
5,045,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5.000 09/01/27 5,173,697
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5.000 07/01/28 1,046,055
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5.000 07/01/29 1,063,874
1,455,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/26 1,460,503
630,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/27 637,849
720,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/28 735,337

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 800,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000% 09/01/29 $ 822,215
1,100,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5.000 09/01/27 1,110,177
1,125,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5.000 09/01/28 1,135,410
5,200,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2024
4.000 03/01/27 5,272,467
1,030,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Harrah Public Schools Project,
Series 2024
5.000 09/01/28 1,077,462
590,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/26 592,109
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/27 1,013,709
1,195,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/28 1,219,056
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/29 1,026,135
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/30 1,030,076
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/31 1,030,314
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/32 1,026,671
3,650,000 Oklahoma County Independent School District 1 Putnam City,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024
3.250 04/01/26 3,650,000
5,875,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1.250 07/01/26 5,855,534
6,850,000 Oklahoma County Independent School District 89, Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2025A
1.000 07/01/27 6,716,111
1,900,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/26 1,909,191
3,175,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/27 3,236,351
1,400,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/28 1,440,089
385,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/29 395,520
635,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2.650 09/01/35 563,348
1,210,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026A
6.000 09/01/57 1,358,280
7,515,000 Oklahoma Industries Authority, Educational Facilities Lease
Revenue Bonds, Oklahoma City Public Schools Project Series
2024
5.000 04/01/27 7,693,971
2,000,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5.000 09/01/26 2,017,605

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000% 12/01/28 $ 265,469
405,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/29 415,634
350,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/30 360,294
260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/31 268,447
380,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/32 393,820
545,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/26 546,790
1,290,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/28 1,314,159
770,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/26 770,000
715,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/27 715,152
400,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/31 394,201
500,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/32 484,520
530,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/33 508,034
1,990,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5.000 09/01/34 2,147,480
1,075,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5.000 09/01/35 1,150,200
8,750,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
0.050 04/01/26 8,750,000
10,000,000 Tulsa County Independent School District 4, Tulsa County,
Oklahoma, Combined Purpose Bixby Series 2024
4.000 07/01/26 10,031,213
10,740,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5.000 09/01/28 11,293,891
1,475,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4.000 09/01/27 1,493,376
300,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4.000 09/01/28 305,759
530,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3.000 09/01/27 527,878
490,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3.000 09/01/29 479,959
1,850,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3.000 09/01/31 1,768,068
1,760,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5.000 03/01/27 1,790,244
TOTAL OKLAHOMA 169,075,784

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 1.0%
$ 1,085,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5.000% 06/15/26 $ 1,090,544
1,000,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/27 1,029,620
2,390,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5.000 06/15/27 2,459,349
2,105,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5.000 06/15/28 2,165,772
1,000,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/30 1,091,019
1,250,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/31 1,382,609
3,040,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/32 3,404,369
11,585,000 (a) Oregon Health and Science University, Revenue Bonds,
Exchange Series 2021C, (Mandatory Put 2/01/29)
4.000 07/01/42 11,865,091
7,545,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.050 07/01/36 6,108,160
1,130,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/29 1,222,699
8,000,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5.150 10/01/26 7,999,709
2,770,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5.000 05/01/28 2,910,158
1,000,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0.000 06/15/27 966,602
TOTAL OREGON 43,695,701
PENNSYLVANIA - 3.9%
2,055,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5.000 04/01/26 2,055,000
4,435,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5.000 04/01/27 4,518,558
1,513,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 1,613,076
16,283,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 15,332,758
8,137,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0.000 06/30/44 6,005,798
1,575,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 1,608,225
3,775,000 (a) Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2.450 12/01/39 3,484,901
5,230,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016B
2.625 02/15/27 5,230,991
4,565,000 Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019
4.000 11/15/30 4,659,536
8,065,000 (a) Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2.450 12/01/39 7,585,296
3,625,000 (a) Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory
Put 4/03/28)
4.100 04/01/53 3,701,889
1,000,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5.000 05/01/30 1,088,956

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 504,166 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2.200% 06/30/27 $ 221,833
277,700 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0.900 06/30/27 49,986
1,500,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-1, (AMT), (Mandatory Put 4/15/26)
3.250 04/01/49 1,499,886
1,000,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 7/15/26)
3.250 04/01/49 1,000,060
15,000,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management
Inc., Project, Refunding Series 2021B, (AMT), (Mandatory Put
11/02/26)
1.100 06/01/31 14,801,718
3,750,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0.950 12/01/33 3,688,956
1,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3.250 10/01/28 1,269,991
1,845,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3.450 10/01/32 1,823,338
6,220,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3.200 10/01/32 6,164,270
3,390,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.000 04/01/27 3,389,588
3,345,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.050 10/01/27 3,345,488
8,730,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.400 10/01/32 8,464,627
1,035,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3.650 10/01/32 1,017,087
2,555,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2.950 10/01/34 2,359,749
8,070,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2.500 10/01/34 7,023,078
4,850,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2.300 10/01/35 4,049,084
10,010,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2.250 10/01/36 8,125,812
3,620,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
3.950 04/01/35 3,603,063
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2023
5.000 09/01/27 9,314,535
5,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5.000 08/15/29 5,382,736
8,250,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5.000 08/15/33 9,324,294
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5.000 08/15/30 5,466,987
6,000,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5.000 04/01/28 6,283,966
4,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/29 4,435,717
850,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5.000 11/01/26 859,271
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5.000 11/01/27 1,030,410

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5.000% 11/01/28 $ 1,045,888
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5.000 11/01/29 1,058,792
3,100,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5.000 07/01/29 3,288,115
380,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3.375 06/01/26 378,675
1,200,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
5.000 07/01/27 1,221,193
TOTAL PENNSYLVANIA 177,873,177
PUERTO RICO - 2.9%
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5.000 07/01/33 2,626,054
3,700,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/30 3,904,295
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/35 2,583,605
935,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5.000 07/01/33 977,581
3,285,000 (b) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3.550 11/15/30 3,304,188
19,395,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/27 18,651,582
35,362,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/29 31,804,551
30,188,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/31 25,131,045
9,642,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/33 7,424,407
436,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.500 07/01/34 435,996
5,731,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 5,654,486
15,937,053 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 16,246,455
11,448,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 12,091,426
1,860,601 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 2,032,351
1,520,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 1,104,817
791,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 790,093
TOTAL PUERTO RICO 134,762,932
RHODE ISLAND - 0.7%
3,440,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
2.800 10/01/34 3,111,567
14,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.050 10/01/36 11,257,496
9,795,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2.350 10/01/36 8,079,055
3,070,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2.100 10/01/35 2,499,141
5,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74
2.125 10/01/36 4,013,170

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND (continued)
$ 1,230,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.300% 10/01/35 $ 1,026,881
2,915,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 2,834,525
TOTAL RHODE ISLAND 32,821,835
SOUTH CAROLINA - 0.7%
455,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Refunding Series 2017
5.000 11/01/26 460,677
6,000,000 (a) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5.250 10/01/54 6,454,472
3,985,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5.000 12/01/29 4,299,787
1,140,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2.650 07/01/34 1,026,570
2,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2.000 07/01/35 2,355,070
6,105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
1.850 07/01/36 4,864,715
600,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4.450 07/01/38 610,934
2,805,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4.000 07/01/39 2,757,773
3,860,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025C
6.250 01/01/56 4,336,461
2,800,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6.000 07/01/56 3,115,877
TOTAL SOUTH CAROLINA 30,282,336
SOUTH DAKOTA - 0.5%
925,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Vocational Education Program, Refunding
Series 2026
5.000 08/01/30 1,004,878
3,060,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
1.900 11/01/36 2,422,389
5,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
1.850 11/01/36 3,944,157
7,310,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2.300 11/01/37 5,885,233
1,225,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022C
4.125 11/01/37 1,226,014
2,275,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4.000 11/01/37 2,244,283
2,755,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6.250 05/01/56 3,114,941
2,030,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2026A
6.000 11/01/56 2,277,569
TOTAL SOUTH DAKOTA 22,119,464
TENNESSEE - 1.1%
3,650,000 Hamilton County, Tennessee, General Obligation Bonds,
Refunding Series 2024B
5.000 05/01/30 3,986,512
2,335,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5.000 11/15/32 2,444,376
2,810,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5.000 11/15/33 2,926,538
800,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/26 803,742
700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/27 717,638

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5.000% 07/01/31 $ 2,174,849
2,655,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5.000 07/01/32 2,904,686
10,800,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 10,908,690
1,640,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 1,744,066
2,305,000 Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2026A
5.000 11/01/34 2,461,485
840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3.850 07/01/32 840,121
2,900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3.400 07/01/34 2,852,131
3,050,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
2.800 07/01/34 2,771,082
605,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2.100 07/01/35 496,074
1,800,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2.050 07/01/36 1,458,775
2,285,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2.000 07/01/37 1,773,074
3,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.050 07/01/36 2,707,992
900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4.050 07/01/37 893,873
3,250,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5.000 12/01/35 3,444,059
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,014,075
TOTAL TENNESSEE 50,323,838
TEXAS - 10.9%
1,445,000 Arlington, Texas, Water and Wastewater System Revenue
Bonds, Refunding Improvement  Series 2024
5.000 06/01/26 1,451,105
1,290,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/27 1,298,511
1,920,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/29 1,930,796
2,175,000 Austin, Texas, Airport System Revenue Bonds, Refunding Series
2025, (AMT)
5.000 11/15/29 2,318,496
5,365,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/29 5,771,127
2,315,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5.000 09/01/27 2,396,562
1,050,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5.000 11/15/26 1,066,109
12,015,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5.000 08/15/29 12,950,842
6,950,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5.000 08/15/28 7,345,001
13,415,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5.000 01/01/27 13,497,312
10,410,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5.000 02/15/33 11,727,828
5,000,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5.000 02/15/34 5,669,435
2,500,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5.000 02/15/30 2,699,407
3,830,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5.000 02/15/31 4,194,063
5,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2025
5.000 02/15/30 5,425,928

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,480,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5.000% 03/01/30 $ 2,673,896
2,455,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5.000 03/01/31 2,678,236
2,595,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5.000 03/01/32 2,861,444
6,885,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5.000 02/15/29 7,356,994
6,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5.000 11/01/27 7,025,633
3,000,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5.000 02/15/32 3,344,963
3,000,000 Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5.000 07/15/30 3,269,191
9,980,000 Denton, Texas, Certificates of Obligation, Series 2025 5.000 02/15/30 10,787,462
6,725,000 Fort Bend County, Texas, Certificates of Obligation, Series 2025 5.000 03/01/30 7,258,555
3,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5.000 03/01/28 3,683,091
2,595,000 Fort Worth, Texas, General Obligation Bonds, General Purpose
Series 2025
5.000 03/01/31 2,850,888
1,295,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5.000 03/01/30 1,402,243
3,005,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5.000 03/01/30 3,253,853
3,665,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5.000 02/15/30 3,977,206
8,000,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025B
5.000 02/15/31 8,795,583
5,105,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5.000 02/15/27 5,216,026
5,450,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5.000 02/15/28 5,686,910
5,780,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5.000 02/15/29 6,143,230
9,570,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4.000 02/15/32 9,575,415
1,640,000 Greenville Independent School District, Hunt County, Texas,
General Obligation Bonds, School Building Series 2026
5.000 02/15/27 1,675,238
5,185,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020C-3,
(Mandatory Put 12/01/26)
5.000 06/01/32 5,258,380
10,305,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5.000 07/01/49 10,450,840
3,240,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5.000 06/01/50 3,397,522
8,310,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5.000 07/01/54 8,793,925
5,855,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Medical Center,
Refunding Series 2026
5.000 12/01/29 6,321,093
4,530,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5.000 09/15/29 4,857,480
5,680,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5.000 09/15/29 6,115,872

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,570,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5.000% 09/15/30 $ 7,185,986
2,550,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/27 2,641,878
2,505,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/28 2,647,889
1,710,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.000 08/15/26 1,725,605
2,535,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.000 08/15/27 2,618,789
4,230,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.250 07/15/33 4,446,804
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.250 07/15/34 1,049,307
3,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5.000 11/15/26 3,045,466
7,080,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5.000 03/01/29 7,529,127
6,000,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5.000 03/01/30 6,482,973
9,040,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5.000 03/01/27 9,057,777
3,180,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 02/15/36 3,483,307
3,420,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 02/15/37 3,720,134
5,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/28 5,330,991
6,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/29 6,498,925
1,255,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5.000 08/15/29 1,345,209
1,000,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5.000 08/15/30 1,088,080
1,300,000 Lower Colorado River Authority, Texas, Revenue Bonds,
Refunding Series 2023A
5.000 05/15/26 1,303,783
7,250,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 1996, (AMT)
4.250 05/01/30 7,425,261
1,880,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 1,882,308
750,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5.000 12/01/64 778,154
1,840,000 (a) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 5/01/26)
3.000 05/01/50 1,839,833
3,750,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4.250 06/01/48 3,780,817
5,140,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5.000 08/01/30 5,612,355
5,430,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5.000 06/01/31 5,993,347
7,375,000 North Texas Municipal Water District, Water System Revenue
Bonds, Refunding & Improvement Series 2025
5.000 09/01/29 7,923,288
3,570,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5.000 01/01/27 3,633,915
4,930,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2025A
5.000 01/01/30 5,324,588

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2015A
4.000% 02/15/32 $ 5,002,829
4,255,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5.000 02/15/31 4,684,263
8,730,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5.000 02/15/28 9,132,354
7,000,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Texas Christian University Project,
Refunding & Improvement Series 2024
5.000 03/15/35 7,928,549
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5.000 02/01/30 1,892,501
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Taxable Series 2024
5.000 02/01/32 1,941,812
2,150,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5.000 05/15/30 2,337,915
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.000 02/01/28 5,224,000
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.000 02/01/29 5,330,088
8,955,000 (a),(b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Pre-refunded 5/15/26),
(Mandatory Put 5/15/26)
5.000 11/15/52 8,979,618
2,320,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026E
5.000 11/15/28 2,457,294
3,195,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026F, (Mandatory Put 5/01/30)
5.000 11/15/55 3,424,205
7,610,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5.000 11/15/64 8,135,280
2,920,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
6.000 01/01/57 3,252,247
2,475,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2019A
3.500 07/01/34 2,451,651
4,645,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4.100 01/01/39 4,619,968
3,405,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
1.850 09/01/36 2,699,633
4,000,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5.500 01/01/54 4,223,756
15,040,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5.500 01/01/54 16,430,081
5,665,000 (a) Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5.000 01/01/55 6,021,799
4,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.000 12/31/33 4,217,825
2,900,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.000 06/30/34 3,055,012
3,025,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/30 3,087,746
4,070,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/31 4,147,796

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Texas State Transportation Commission, General Obligation
Bonds, Mobility Fund Refunding Series 2025
5.000% 10/01/31 $ 5,547,972
3,155,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000 03/15/27 3,228,019
7,500,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5.000 10/01/31 8,297,885
5,315,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5.000 08/15/31 5,826,580
4,355,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/28 4,568,072
12,710,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5.000 04/15/30 13,841,062
TOTAL TEXAS 501,837,399
UTAH - 0.8%
1,000,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5.000 03/15/30 1,087,897
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/26 1,106,091
1,215,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/27 1,245,614
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/28 1,147,969
1,635,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/29 1,733,695
1,470,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/30 1,577,394
2,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2025A, (AMT)
5.000 07/01/28 2,087,217
5,210,000 (a) Utah County, Utah, Hospital Revenue Bonds, IHC Health
Services Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5.000 05/15/60 5,245,258
3,610,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.050 07/01/39 3,572,871
700,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5.000 06/01/26 702,424
1,515,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/30 1,656,049
1,125,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/31 1,247,225
1,375,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/32 1,543,127
6,600,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5.000 12/15/28 7,021,362
3,190,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5.000 06/15/30 3,483,006
TOTAL UTAH 34,457,199
VERMONT - 0.2%
1,155,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2.200 11/01/36 928,971
2,915,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4.125 11/01/39 2,886,206
1,715,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5.000 08/15/29 1,850,309
1,000,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5.000 08/15/30 1,097,726
1,420,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5.000 08/15/31 1,582,579
TOTAL VERMONT 8,345,791

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.4%
$ 4,525,000 Charles City County Industrial Development Authority,
Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste
Management, Inc., Series 2002, (AMT)
1.450% 04/01/27 $ 4,414,598
14,990,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4.000 10/01/27 15,331,280
11,265,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4.000 10/01/28 11,660,471
5,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 10/01/29 5,405,621
5,270,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5.000 07/01/27 5,427,739
7,530,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2019A
5.000 12/01/26 7,657,661
5,350,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5.000 12/01/35 5,965,008
1,800,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.000 10/01/39 1,764,364
2,720,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4.100 07/01/40 2,692,517
1,300,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3.625 06/01/29 1,300,746
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/36 1,965,885
1,715,000 (a) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3.125 10/01/40 1,704,693
TOTAL VIRGINIA 65,290,583
WASHINGTON - 2.2%
2,530,000 King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5.000 12/01/30 2,774,867
2,500,000 King County School District 414 Lake Washington, Washington,
General Obligation Bonds, Series 2017
4.000 12/01/33 2,524,655
11,000,000 King County, Washington, Sewer Revenue Bonds, Refunding
Series 2025A
5.000 07/01/30 12,023,450
4,905,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2025B, (AMT)
5.000 10/01/29 5,230,005
3,770,000 Port of Seattle, Washington, Revenue Bonds, Refunding First
Lien Series 2016B, (AMT)
5.000 10/01/28 3,773,824
6,500,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/27 6,671,050
3,750,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/28 3,918,532
4,275,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/31 4,648,740
2,910,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/26 2,939,791
3,055,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/27 3,146,467
2,380,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/28 2,496,068
3,755,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.000 12/01/36 2,982,448
1,500,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2.250 12/01/36 1,212,009
3,544,216 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3.500 12/20/35 3,398,276
6,880,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/29 7,387,690
7,590,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/31 8,402,226

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,700,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax Series R-2025E
5.000% 08/01/32 $ 3,031,037
210,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax, Series R-2020D
5.000 07/01/26 211,317
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5.000 07/01/29 5,420,309
8,225,000 Washington State, General Obligation Bonds, Various Purpose
Series 2026A
5.000 08/01/31 9,131,219
10,000,000 Washington State, General Obligation Bonds, Various Purpose,
Refunding Series R-2026A
5.000 07/01/30 10,943,044
TOTAL WASHINGTON 102,267,024
WEST VIRGINIA - 0.7%
865,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.000 06/01/29 913,957
2,515,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Refunidng Series 2015A, (Mandatory
Put 6/15/28)
3.375 03/01/40 2,532,721
2,605,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3.700 12/01/42 2,647,839
1,000,000 (a),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 1,087,213
9,555,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3.000 06/01/37 9,490,789
2,120,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/27 2,122,797
1,015,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/28 1,016,266
2,405,000 (a) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025B, (Mandatory Put 6/01/33)
5.000 06/01/55 2,598,362
7,750,000 (a) West Virginia University, Revenue Bonds, West Virginia
University Projects, Refunding Series 2019B, (Mandatory Put
10/01/29)
5.000 10/01/41 8,258,648
TOTAL WEST VIRGINIA 30,668,592
WISCONSIN - 2.7%
2,750,000 Dane County, Wisconsin, General Obligation Bonds, Airport
Project Promissory Note Series 2022D
5.000 06/01/29 2,909,052
2,460,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, School Building & Facility
Improvement Series 2023
4.000 03/01/36 2,504,638
6,435,000 Madison, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2023A
5.000 10/01/26 6,513,718
9,800,000 Madison, Wisconsin, Industrial Development Revenue
Refunding Bonds, Madison Gas and Electric Company Projects,
Series 2020A
3.750 10/01/27 9,929,348
3,665,000 Milwaukee Area Technical College District, Wisconsin, General
Obligation Promissory Notes, Series 2023-24C
5.000 06/01/26 3,679,554
8,885,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3.300 10/01/46 8,894,950
12,510,000 (a) Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-3, (Mandatory Put 6/01/26)
1.100 07/01/29 12,461,037

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,000,000 (a) Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-4, (Mandatory Put 6/01/26)
1.100% 04/01/33 $ 3,984,389
2,250,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 2,230,974
2,500,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 2,495,363
7,080,000 (a) University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2002B, (Mandatory Put
10/01/31)
5.000 04/01/54 7,687,293
3,830,000 Waushara County, Wisconsin Note Anticipation Notes, Series
2022A
4.500 06/01/27 3,834,023
4,015,000 (a) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5.000 08/15/54 4,043,530
5,000,000 (a),(b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5.000 02/15/51 5,046,396
1,770,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.200 03/01/31 1,630,700
1,785,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.200 09/01/31 1,628,655
5,075,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.500 09/01/34 4,424,559
1,005,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023B, (Mandatory Put
11/01/26)
3.750 05/01/54 1,005,462
695,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3.875 11/01/54 695,357
9,250,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5.000 05/01/28 9,718,036
10,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5.000 05/01/30 10,921,952
9,845,000 Wisconsin State, General Obligation Bonds, Refunding Series
2026-1
5.000 05/01/31 10,915,069
6,580,000 Wisconsin State, General Obligation Bonds, Series 2025B 5.000 05/01/32 7,398,322
TOTAL WISCONSIN 124,552,377
WYOMING - 0.7%
20,555,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1.700 07/15/26 20,438,198
2,510,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2.450 12/01/34 2,199,721
1,315,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
2.625 12/01/35 1,156,769
2,575,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2.100 12/01/35 2,085,898
5,375,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2.000 12/01/36 4,269,150
TOTAL WYOMING 30,149,736
TOTAL MUNICIPAL BONDS
(Cost $4,542,618,913) 4,444,068,019
TOTAL LONG-TERM INVESTMENTS
(Cost $4,542,618,913) 4,444,068,019

Portfolio of Investments March 31, 2026
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
11,498,771 MUNICIPAL BONDS - 0.3% 11,498,771
FLORIDA - 0.3%
$ 11,500,000 City of Jacksonville FL 2.360% 05/06/26 $ 11,498,771
TOTAL FLORIDA 11,498,771
TOTAL MUNICIPAL BONDS
(Cost $11,499,924) 11,498,771
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,499,924) 11,498,771
TOTAL INVESTMENTS - 96.8%
(Cost $4,554,118,837) 4,455,566,790
OTHER ASSETS & LIABILITIES, NET -  3.2% 149,347,768
NET ASSETS - 100% $ 4,604,914,558
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $70,446,985 or 1.6% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Portfolio of Investments March 31, 2026
Short Term
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.0%
422421396 MUNICIPAL BONDS - 100.0% 422421396
ALABAMA - 3.7%
$ 2,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000% 11/01/27 $ 2,049,269
500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A
5 .000 05/01/27 503,993
300,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/27 306,622
1,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/28 1,035,471
1,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-1
5 .000 06/01/27 1,019,755
1,600,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Fixed Rate Series 2023B-1
5 .500 11/01/27 1,655,149
1,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 03/01/28 1,020,736
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/27 1,032,096
670,000 (a) Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 676,574
1,500,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A
5 .000 04/01/28 1,545,808
1,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/27 1,529,048
1,270,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1
5 .000 12/01/26 1,285,443
500,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/27 513,339
300,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/28 311,407
1,000,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B
5 .000 01/01/28 1,012,436
TOTAL ALABAMA 15,497,146
ALASKA - 2.3%
815,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .250 12/01/27 818,806
1,020,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/27 1,059,316
5,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2025A
5 .000 12/01/27 5,184,421
510,000 Alaska Municipal Bond Bank, General Obligation Bonds,
Refunding Three Series 2025
5 .000 10/01/29 550,131
1,110,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5 .000 08/01/27 1,146,267
1,000,000 North Slope Borough, Alaska, General Obligation Bonds,
Series 2024A
5 .000 06/30/29 1,071,844
TOTAL ALASKA 9,830,785
ARIZONA - 3.3%
650,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 657,553
425,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 430,556
1,920,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 1,950,742
1,000,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5 .000 07/01/27 1,031,308
30,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000 07/01/26 30,185

Portfolio of Investments March 31, 2026
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 510,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000% 07/01/27 $ 525,648
380,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000 07/01/28 400,477
6,015,000 (a) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019D, (Mandatory Put
5/15/26)
5 .000 01/01/46 6,030,555
1,165,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2023 Series 2025B
5 .000 07/01/28 1,228,303
450,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/28 474,558
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/29 1,075,134
TOTAL ARIZONA 13,835,019
CALIFORNIA - 3.5%
2,400,000 Alta Loma School District, San Bernardino, California, General
Obligation Bonds, 1999 Election Series 2002B - NPFG Insured
0 .000 08/01/26 2,380,720
1,000,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/26 991,639
1,000,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/27 965,484
1,000,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/28 938,283
1,750,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B
5 .000 12/01/27 1,776,463
150,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/28 155,117
500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D
5 .000 07/01/30 517,185
500,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/02/28)
3 .450 10/01/41 499,934
1,000,000 (a),(b) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 8/17/26)
2 .875 07/01/43 998,699
2,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/28 2,113,340
2,070,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT)
5 .000 05/15/29 2,197,848
1,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .000 07/01/29 1,065,794
TOTAL CALIFORNIA 14,600,506
COLORADO - 5.9%
333,000 (b) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 329,938
100,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Aspen View Academy Project, Series 2021
4 .000 05/01/26 99,989
640,000 (a),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, (Pre-refunded
11/19/26)
5 .000 11/15/49 649,874
1,805,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C,
(Mandatory Put 11/15/26)
5 .000 11/15/36 1,830,221
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/26 503,647

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,285,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000% 08/01/49 $ 2,287,330
10,095,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (Mandatory Put
8/17/26)
5 .000 05/15/62 10,186,591
2,300,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3 .350 07/01/28 2,303,405
3,525,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .250 11/15/26 3,578,333
2,080,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,148,114
290,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Refunding & Improvement Series
2022A - BAM Insured
5 .000 12/01/26 294,046
510,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/27 525,608
TOTAL COLORADO 24,737,096
CONNECTICUT - 2.1%
55,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2016A-2, (Mandatory
Put 7/01/26)
2 .000 07/01/42 54,918
630,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3 .200 05/15/28 633,934
650,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3 .200 11/15/28 656,059
590,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3 .300 05/15/60 592,332
2,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/29 2,155,779
1,060,000 Connecticut State, General Obligation Bonds, Series 2025A 5 .000 03/15/28 1,109,917
1,000,000 Connecticut State, General Obligation Bonds, Series 2025A 5 .000 03/15/29 1,069,490
1,180,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Forward
Delivery Series 2021C
5 .000 01/01/27 1,202,367
1,340,000 University of Connecticut, General Obligation Bonds,
Refunding Series 2023A
5 .000 08/15/27 1,385,947
TOTAL CONNECTICUT 8,860,743
DELAWARE - 0.3%
225,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .250 07/01/27 225,847
205,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .300 01/01/28 206,170
585,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .350 07/01/28 589,155
430,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .400 01/01/29 434,223
TOTAL DELAWARE 1,455,395
DISTRICT OF COLUMBIA - 1.4%
6,010,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/26 6,079,616
TOTAL DISTRICT OF COLUMBIA 6,079,616
FLORIDA - 4.7%
1,735,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1 .000 07/01/57 1,197,150
720,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .650 01/01/28 714,841
350,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .700 07/01/28 347,180

Portfolio of Investments March 31, 2026
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 815,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .750% 01/01/29 $ 810,322
5,090,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/29 5,474,623
200,000 Florida State Board of Education, Public Education Capital
Outlay Bonds, Refunding Series 2017B
4 .000 06/01/32 202,226
2,000,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/29 2,151,564
1,600,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5 .000 07/01/26 1,610,236
2,600,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT)
5 .000 10/01/26 2,625,712
2,555,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C, (Mandatory Put 11/15/26)
5 .000 11/15/52 2,590,700
1,000,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 1,089,762
350,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/28 369,841
365,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/29 392,834
180,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/29 194,414
TOTAL FLORIDA 19,771,405
GEORGIA - 3.4%
1,605,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/28 1,677,132
1,300,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/29 1,391,967
1,500,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2025
5 .000 01/01/29 1,597,196
2,855,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 2,888,669
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/26 1,002,550
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/27 1,016,534
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D
5 .000 12/01/26 1,010,439
250,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5 .000 12/01/26 252,891
500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5 .000 12/01/27 513,741
1,905,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/28 2,019,165
1,045,000 Wayne County School District, Georgia, General Obligation
Sales Tax Bonds, Series 2023
5 .250 09/01/27 1,084,096
TOTAL GEORGIA 14,454,380
GUAM - 0.1%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/29 522,228
TOTAL GUAM 522,228
HAWAII - 0.7%
2,080,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific Health Obligated Group, Series
2023C
5 .000 07/01/28 2,178,112
25,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 24,968
800,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/29 864,110
TOTAL HAWAII 3,067,190

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.5%
$ 450,000 (a) Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2013ID, (Mandatory Put 5/01/26)
2 .625% 12/01/48 $ 449,917
270,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .125 07/01/28 269,965
725,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .200 01/01/29 724,903
590,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .300 07/01/29 589,908
TOTAL IDAHO 2,034,693
ILLINOIS - 4.3%
3,045,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2024C
5 .000 01/01/27 3,094,721
3,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/27 3,045,844
1,165,000 Cook County School District 78 Rosemont, Illinois, General
Obligation Bonds, Series 2020 - AGM Insured
5 .000 12/01/26 1,180,326
615,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 632,303
655,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 663,333
920,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 950,639
1,150,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 1,184,228
1,005,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/28 1,054,392
1,055,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/29 1,127,528
2,330,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation September Series 2021C
5 .000 06/15/27 2,395,346
1,000,000 Oak Park, Illinois, General Obligation Bonds, Refunding
Corporate Purpose Series 2026
5 .000 11/01/28 1,055,567
500,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/27 518,104
525,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/28 549,828
700,000 Will County School District 86, Joliet, Illinois, General
Obligation Bonds, School Series 2023 - BAM Insured
5 .000 03/01/28 726,462
TOTAL ILLINOIS 18,178,621
INDIANA - 1.7%
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 07/15/26 503,202
565,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 07/15/27 580,896
505,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 01/15/28 524,482
1,000,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 1,071,031
700,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2021A
5 .000 07/01/26 703,134
405,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .000 01/15/27 411,983
1,000,000 (a) Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 1,009,862
555,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 564,157
750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
5 .000 07/15/29 795,961

Portfolio of Investments March 31, 2026
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 800,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
5 .000% 01/15/30 $ 855,010
TOTAL INDIANA 7,019,718
IOWA - 0.0%
140,000 (a),(c) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 149,353
TOTAL IOWA 149,353
KANSAS - 1.2%
1,000,000 Hutchinson, Kansas, General Obligation Bonds, Temporary
Notes Series 2025D
3 .375 10/01/28 1,002,357
1,295,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/28 1,369,260
545,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 587,562
550,000 Maize, Kansas, General Obligation Bonds, Temporary Notes
Series 2026A
2 .750 08/01/29 542,889
650,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 652,526
1,000,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes
Series 2025A
5 .000 09/01/26 1,010,329
TOTAL KANSAS 5,164,923
KENTUCKY - 2.2%
875,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 883,068
595,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 128, Series 2023A
5 .000 11/01/27 617,026
480,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5 .000 04/01/30 520,688
750,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/28 792,103
200,000 (a) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 193,447
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B
5 .000 08/01/28 1,032,065
360,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 381,283
3,500,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2019C-1, (Mandatory Put 2/01/28)
4 .000 02/01/50 3,532,715
1,000,000 (a) Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project Series 2023A,
(AMT), (Mandatory Put 6/01/27)
4 .700 06/01/54 1,006,052
500,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 484,768
TOTAL KENTUCKY 9,443,215
LOUISIANA - 2.3%
540,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5 .000 10/01/29 579,311
3,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5 .000 08/15/26 3,280,267
3,000,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5 .000 05/01/29 3,216,363
625,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4 .050 06/01/37 626,889

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 35,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200% 06/01/37 $ 34,946
1,040,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 1,049,113
755,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000 12/01/27 779,226
TOTAL LOUISIANA 9,566,115
MAINE - 0.7%
2,000,000 Maine Municipal Bond Bank, Transportation Infrastructure
Revenue Bonds, Transcap Program, Highway and Bridge Series
2026A
5 .000 09/01/28 2,114,204
885,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
2 .850 11/15/28 877,855
TOTAL MAINE 2,992,059
MASSACHUSETTS - 2.0%
165,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/29 177,533
1,950,000 Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Senior Series 2021B, (AMT)
5 .000 07/01/27 1,989,240
575,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 576,197
750,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .400 12/01/27 751,702
5,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A,
(AMT)
5 .000 07/01/26 5,027,306
TOTAL MASSACHUSETTS 8,521,978
MICHIGAN - 2.6%
455,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured
6 .000 05/01/29 481,024
200,000 East Grand Rapid Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Refunding
Series 2026II
5 .000 05/01/28 209,704
275,000 East Grand Rapid Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Refunding
Series 2026II
5 .000 05/01/29 293,568
300,000 East Grand Rapid Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Refunding
Series 2026II
5 .000 05/01/30 325,839
635,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 634,994
850,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2025A-1
2 .875 04/01/28 847,830
1,920,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A
3 .350 12/01/28 1,932,147
3,110,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/29 3,328,674
3,065,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 3,059,894
TOTAL MICHIGAN 11,113,674
MINNESOTA - 1.6%
1,130,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5 .000 02/01/28 1,179,588
900,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
4 .375 08/01/29 907,590
420,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 420,467
1,060,000 (a) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 1,110,873

Portfolio of Investments March 31, 2026
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .700% 07/01/28 $ 277,775
285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .800 01/01/29 288,377
265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .850 07/01/29 268,597
2,030,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2016A
5 .000 05/01/27 2,033,538
95,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Refunding Series 2021A
2 .000 09/01/26 94,103
175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 179,661
TOTAL MINNESOTA 6,760,569
MISSISSIPPI - 0.7%
1,195,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/28 1,243,892
1,410,000 Mississippi Development Bank, Special Obligation Bonds,
Municipal Energy Agency of Mississippi, Power Supply Project,
Refunding Series 2015A - AGM Insured
5 .000 03/01/28 1,412,325
265,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 270,095
TOTAL MISSISSIPPI 2,926,312
MISSOURI - 2.1%
1,000,000 (a) Kansas City Planned Industrial Expansion Authority, Missouri,
Multifamily Housing Revenue Bonds, The Depot on Old Santa
Fe Series 2023, (Mandatory Put 7/01/27)
5 .000 07/01/45 1,014,967
160,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 149,441
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 934,003
2,655,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 2,657,810
285,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .200 11/01/26 285,250
525,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .250 05/01/27 526,689
300,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .300 11/01/27 301,483
505,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .000 12/01/26 512,517
630,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/26 630,375
1,630,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/26 1,638,490
TOTAL MISSOURI 8,651,025
MONTANA - 0.2%
365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3 .200 06/01/29 367,862
370,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3 .250 12/01/29 373,130
TOTAL MONTANA 740,992

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA - 1.0%
$ 2,710,000 Metropolitan Utilities District of Omaha, Nebraska, Gas System
Revenue Bonds, Series 2023
5 .000% 12/01/26 $ 2,754,857
1,255,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,258,356
TOTAL NEBRASKA 4,013,213
NEVADA - 0.4%
1,450,000 Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2018B - AGM Insured
5 .000 06/15/27 1,492,948
110,000 (a),(b) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 6/01/26)
3 .450 12/01/26 110,057
TOTAL NEVADA 1,603,005
NEW HAMPSHIRE - 0.4%
1,190,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory
Put 8/03/27)
3 .300 06/01/40 1,193,195
500,000 New Hampshire Housing Finance Authority, Multi-Family
Housing Revenue Bonds, Series 2024-2
3 .150 07/01/27 500,531
TOTAL NEW HAMPSHIRE 1,693,726
NEW JERSEY - 1.1%
520,000 (a) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 521,969
1,275,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 12/01/26 1,292,281
1,420,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Social Series 2025B
3 .050 11/01/29 1,417,689
1,500,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/30 1,558,895
TOTAL NEW JERSEY 4,790,834
NEW MEXICO - 0.2%
775,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Refunding Series 2025B
5 .000 08/01/28 818,196
TOTAL NEW MEXICO 818,196
NEW YORK - 4.2%
1,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .000 03/15/30 1,088,290
1,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/27 1,038,857
1,300,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 1,323,435
2,635,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1
5 .000 11/01/27 2,736,711
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/27 1,038,600
1,370,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/27 1,414,396
500,000 (d) New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5 .000 08/01/29 535,517
1,200,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2,
(Mandatory Put 5/01/29)
3 .600 11/01/64 1,206,345
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/27 1,042,920
1,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5 .000 03/15/29 1,070,670

Portfolio of Investments March 31, 2026
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000% 12/01/26 $ 2,935,201
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5 .000 03/01/28 2,092,376
TOTAL NEW YORK 17,523,318
NORTH CAROLINA - 1.9%
670,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5 .000 12/01/28 713,109
1,745,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
2 .950 07/01/29 1,739,912
2,000,000 North Carolina State, Federal Grant Anticipation Revenue
Bonds, Refunding Vehicle Series 2025
5 .000 03/01/28 2,092,760
1,500,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5 .000 05/01/28 1,576,523
1,700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/27 1,728,650
TOTAL NORTH CAROLINA 7,850,954
NORTH DAKOTA - 0.4%
455,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 455,096
450,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/26 450,678
475,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/27 484,077
480,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/28 495,739
TOTAL NORTH DAKOTA 1,885,590
OHIO - 4.1%
1,085,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A,
(AMT)
5 .000 01/01/27 1,101,580
265,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021
5 .000 07/01/26 266,380
500,000 Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Various Purpose Series 2026A
5 .000 12/01/30 548,852
2,500,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5 .000 04/01/28 2,622,814
1,090,000 Dublin, Ohio, General Obligation Bonds, Limited Tax
Refunding Various Purpose Improvement Series 2025
5 .000 12/01/29 1,182,327
675,000 (a) Franklin County, Ohio, Revenue Bonds, CHE Trinity Health
Credit Group, Variable Rate Demand Obligation Series 2013,
(Mandatory Put 5/01/26)
2 .625 12/01/46 674,881
1,165,000 (a),(b) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 1,188,826
500,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 504,649
1,430,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3 .650 12/01/27 1,436,791
1,125,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 1,139,586
2,000,000 Ohio State, General Obligation Bonds, Refunding Highway
Capital Improvement Series 2026AA
5 .000 05/01/29 2,144,857
1,750,000 (b) Rocky River, Ohio, General Obligation Bonds, Fire Station
Improvement Bond Anticipation Notes, Series 2026
4 .000 02/11/27 1,767,864

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,025,000 Upper Arlington, Ohio, General Obligation Bonds, Various
Purpose Limited Tax Refunding Series 2025
5 .000% 12/01/28 $ 1,089,040
1,750,000 Wyoming, Ohio, General Obligation Bonds, Various Purpose
Bond Anticipation Notes, Series 2026
4 .000 10/13/26 1,761,665
TOTAL OHIO 17,430,112
OKLAHOMA - 1.3%
125,000 Cherokee County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Tahlequah Public Schools Project, Series 2026
5 .000 09/01/30 133,968
1,500,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public
Schools Project, Series 2023C
5 .000 06/01/28 1,566,415
1,000,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2026
2 .000 03/01/28 977,640
775,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/27 795,684
250,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/28 261,513
660,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 665,810
1,000,000 (d) Tulsa County Independent School District 9 Union Board of
Education, Oklahoma, General Obligation Bonds, Building
Series 2026
2 .000 04/01/28 976,947
TOTAL OKLAHOMA 5,377,977
OREGON - 1.5%
1,000,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5 .000 06/15/28 1,052,897
1,500,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/29 1,609,930
650,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/27 675,995
550,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/28 583,985
200,000 (b) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 199,993
1,085,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 1,048,763
1,115,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/26 1,120,721
TOTAL OREGON 6,292,284
PENNSYLVANIA - 1.8%
135,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 134,798
60,000 (a) Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory
Put 4/03/28)
4 .100 04/01/53 61,273
1,690,000 Montgomery County, Pennsylvania, General Obligation Bonds,
Series 2025A
5 .000 03/01/28 1,770,326
1,015,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 05/01/28 1,065,935
475,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 5/01/26)
3 .000 08/01/45 474,913
315,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2025, (AMT), (Mandatory Put 6/01/26)
2 .875 06/01/49 314,835
1,140,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 1,227,264

Portfolio of Investments March 31, 2026
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000% 07/01/28 $ 1,044,942
1,390,000 University of Pittsburgh of the Commonwealth System of
Higher Education, Pennsylvania, Pitt Asset Notes, Series 2023
5 .000 02/15/29 1,480,424
TOTAL PENNSYLVANIA 7,574,710
PUERTO RICO - 1.7%
1,050,000 (c) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 1,056,133
536,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 515,455
691,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 621,485
84,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 69,928
4,189,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 4,270,325
801,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 846,020
TOTAL PUERTO RICO 7,379,346
SOUTH CAROLINA - 0.9%
1,000,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/28 1,060,930
1,175,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 01/01/30 1,302,612
1,200,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 07/01/30 1,343,154
TOTAL SOUTH CAROLINA 3,706,696
SOUTH DAKOTA - 0.8%
1,770,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/29 1,910,136
850,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Vocational Education Program, Refunding
Series 2026
5 .000 08/01/28 894,608
410,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
3 .300 11/01/29 413,061
TOTAL SOUTH DAKOTA 3,217,805
TENNESSEE - 1.1%
100,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 104,416
1,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/28 1,048,732
260,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 261,217
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026A
5 .000 07/01/29 1,395,152
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,014,075
TOTAL TENNESSEE 4,823,592
TEXAS - 14.3%
1,250,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/27 1,290,700
420,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/27 428,365
4,715,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 4,982,976

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 545,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000% 01/01/27 $ 548,344
1,605,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/29 1,705,862
1,570,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/29 1,677,630
1,200,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/28 1,261,162
1,000,000 Denton, Texas, Certificates of Obligation, Series 2025 5 .000 02/15/30 1,080,908
1,615,000 Dickinson Independent School District, Galveston County,
Texas, General Obligation Bonds, Refunding Series 2023A
5 .000 02/15/27 1,647,587
1,485,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/27 1,517,162
630,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5 .000 02/15/30 683,667
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/28 1,043,470
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/29 1,062,842
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/27 510,437
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/28 521,082
360,000 Greenville Independent School District, Hunt County, Texas,
General Obligation Bonds, School Building Series 2026
5 .000 02/15/27 367,735
5,675,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5 .000 07/01/49 5,755,315
500,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Medical Center,
Refunding Series 2026
5 .000 12/01/29 539,803
1,450,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5 .000 09/15/29 1,554,822
1,850,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/29 1,991,965
610,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/27 631,979
3,630,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, (AMT)
5 .000 07/01/26 3,649,457
1,295,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 1,297,547
1,000,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 1,054,598
1,170,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/28 1,224,143
1,275,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/29 1,368,679
1,185,000 Lake Dallas Independent School District, Denton County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/15/29 1,270,950
460,000 Lewisville Independent School District, Denton and Tarrant
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 08/15/28 486,253
100,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 103,754
235,000 (a) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 5/01/26)
3 .000 05/01/50 234,979

Portfolio of Investments March 31, 2026
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,250,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250% 06/01/48 $ 1,260,272
1,000,000 New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Texas Christian University Project,
Series 2026A
5 .000 03/15/28 1,046,116
2,780,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/29 2,987,938
1,905,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 1,939,106
1,510,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 02/15/30 1,638,051
1,365,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 02/15/28 1,427,911
1,060,000 San Antonio, Texas, General Obligation Bonds, Tax Notes
Series 2024
5 .000 02/01/27 1,082,476
1,500,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/29 1,599,026
595,000 (a),(c) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Pre-refunded 5/15/26),
(Mandatory Put 5/15/26)
5 .000 11/15/52 596,636
230,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026E
5 .000 11/15/28 243,611
1,035,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5 .000 11/15/64 1,106,441
545,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
2 .950 07/01/28 541,487
565,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
3 .000 01/01/29 560,116
500,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
2 .650 07/01/28 496,761
500,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
2 .700 01/01/29 496,030
500,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
2 .700 07/01/29 495,111
250,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5 .000 01/01/27 253,149
1,055,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/31 1,156,546
TOTAL TEXAS 60,420,957
UTAH - 0.5%
630,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5 .000 03/15/29 673,222
1,405,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5 .000 12/15/28 1,494,699
TOTAL UTAH 2,167,921
VIRGIN ISLANDS - 0.4%
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/26 1,653,610
TOTAL VIRGIN ISLANDS 1,653,610
VIRGINIA - 2.1%
1,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4 .000 10/01/27 1,022,768
1,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4 .000 10/01/28 1,035,106
1,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 10/01/29 1,081,124

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 3,285,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000% 07/01/27 $ 3,383,325
260,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2 .650 01/01/28 258,137
265,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2 .700 07/01/28 263,427
1,500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .600 12/01/28 1,500,149
500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
3 .250 09/01/29 500,466
TOTAL VIRGINIA 9,044,502
WASHINGTON - 4.0%
2,525,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2015C, (AMT)
5 .000 04/01/26 2,525,000
1,550,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/27 1,585,357
5,485,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, (Mandatory Put
8/01/26)
5 .000 08/01/49 5,490,594
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/28 5,316,127
1,780,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/29 1,914,316
TOTAL WASHINGTON 16,831,394
WEST VIRGINIA - 0.5%
300,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/27 306,724
610,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 620,032
115,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3 .000 06/01/37 114,227
400,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/27 414,618
500,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/28 528,424
TOTAL WEST VIRGINIA 1,984,025
WISCONSIN - 1.8%
155,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Carson Valley Medical Center, Series 2021A
3 .000 12/01/26 152,751
325,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series 2020A
5 .000 06/01/26 326,159
1,670,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 1,671,870
1,300,000 Racine, Racine County, Wisconsin, General Obligation Bonds,
Promissory Notes Series 2025
4 .500 03/15/27 1,301,646
1,150,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2024A
5 .000 04/01/27 1,176,125
455,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/26 456,777
250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
5 .000 07/01/26 251,208
230,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond Senior
Housing, Inc., Refunding Series 2021
2 .250 07/01/26 228,356

Portfolio of Investments March 31, 2026
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,090,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000% 05/01/28 $ 2,195,751
TOTAL WISCONSIN 7,760,643
WYOMING - 0.1%
600,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/26 602,230
TOTAL WYOMING 602,230
TOTAL MUNICIPAL BONDS
(Cost $421,725,985) 422,421,396
TOTAL LONG-TERM INVESTMENTS
(Cost $421,725,985) 422,421,396
BORROWINGS - (1.1)% (e) (4,445,750)
OTHER ASSETS & LIABILITIES, NET -  1.1% 4,425,150
NET ASSETS - 100% $ 422,400,796
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $5,792,527 or 1.4% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) When-issued or delayed delivery security.
(e) Borrowings as a percentage of Total Investments is 1.1%.

Statement of Assets and Liabilities
See Notes to Financial Statements

March 31, 2026 All-American
Intermediate
Duration Limited Term Short Term
ASSETS
Long-term investments, at value
†
$ 3,533,661,175 $ 8,617,116,367 $ 4,444,068,019 $ 422,421,396
Affiliated investments, at value
++
27,444,780 8,732,430 – –
Short-term investments, at value
◊
– 12,398,674 11,498,771 –
Cash 3,035,115 51,360,702 30,035,458 1,004,893
Receivables:
Interest 44,938,244 100,361,570 53,056,354 5,408,264
Investments sold 13,438,456 24,089,316 38,759,098 1,230,000
Reimbursement from Adviser 6,807 2,166 – 31,139
Shares sold 3,389,883 8,313,063 5,076,296 134,302
Sale of Vistra Vision interest
#
(1)
12,536,789 46,462,572 49,041,076 386,135
Other 378,670 526,062 351,316 76,990
Total assets 3,638,829,919 8,869,362,922 4,631,886,388 430,693,119
LIABILITIES
Borrowings – – – 4,445,750
Floating rate obligations 92,265,000 – – –
Payables:
Management fees 1,209,363 2,820,313 1,382,475 143,077
Dividends 1,834,657 5,615,767 1,828,722 152,104
Interest 753,280 37,024 14,918 1,948
Investments purchased - when-issued/delayed-delivery settlement 48,506,212 81,006,349 13,274,274 1,520,997
Shares redeemed 8,349,485 18,326,351 7,381,044 1,779,550
Vistra Vision sale transactions costs
(1)
288,064 1,067,594 1,126,841 8,872
Accrued expenses:
Custodian fees 443,442 651,149 514,489 79,945
Directors/Trustees fees 312,701 495,466 338,675 35,998
Professional fees 64,856 60,738 53,090 35,293
Shareholder reporting expenses 55,304 79,098 89,933 13,402
Shareholder servicing agent fees 341,720 895,104 817,770 36,579
12b-1 distribution and service fees 347,708 148,624 139,864 38,808
Other 13,193 18,368 9,735 —
Total liabilities 154,784,985 111,221,945 26,971,830 8,292,323
Commitments and contingencies
(2)
Net assets $ 3,484,044,934 $ 8,758,140,977 $ 4,604,914,558 $ 422,400,796
NET ASSETS CONSIST OF:
Paid-in capital $ 4,605,561,101 $ 9,192,244,551 $ 4,780,775,133 $ 439,109,636
Total distributable earnings (loss) (1,121,516,167) (434,103,574) (175,860,575) (16,708,840)
Net assets $ 3,484,044,934 $ 8,758,140,977 $ 4,604,914,558 $ 422,400,796
†
   Long-term investments, cost $ 3,589,308,225 $ 8,889,740,057 $ 4,542,618,913 $ 421,725,985
++
   Affiliated investments, cost $ 27,729,750 $ 8,602,500 $ — $ —
◊
   Short-term investments, cost $ — $ 12,400,000 $ 11,499,924 $ —
#
   Net of discount of $ 557,031 $ 2,064,413 $ 2,178,980 $ 17,157
(1) Refer to Note 4 of the Notes to Financial Statements for more information.
(2) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

All-American
Intermediate
Duration Limited Term Short Term
CLASS A:
Net assets $ 1,658,487,413 $ 747,345,623 $ 743,132,064 $ 203,006,075
Shares outstanding 168,884,436 84,974,720 67,945,518 20,671,285
Net asset value ("NAV") per share $ 9.82 $ 8.79 $ 10.94 $ 9.82
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.25 $ 9.06 $ 11.22 $ 10.07
CLASS C:
Net assets $ 72,941,936 $ 22,982,661 $ 13,803,341 $ 4,692,819
Shares outstanding 7,429,712 2,611,495 1,267,531 479,458
NAV and offering price per share $ 9.82 $ 8.80 $ 10.89 $ 9.79
CLASS R6:
Net assets $ 135,369,749 $ — $ — $ —
Shares outstanding 13,718,062 — — —
NAV and offering price per share $ 9.87 $ — $ — $ —
CLASS I:
Net assets $ 1,617,245,836 $ 7,987,812,693 $ 3,847,979,153 $ 214,701,902
Shares outstanding 164,033,572 905,309,563 353,255,524 21,824,797
NAV and offering price per share $ 9.86 $ 8.82 $ 10.89 $ 9.84
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Year Ended March 31, 2026 All-American
Intermediate
Duration Limited Term Short Term
INVESTMENT INCOME
Dividends from affiliated investments $ 709,930 $ 285,543 $ — $ —
Interest 182,404,024 309,198,702 151,936,879 14,298,299
Total investment income 183,113,954 309,484,245 151,936,879 14,298,299
EXPENSES
– – – –
Management fees 14,799,483 31,282,013 16,267,760 1,682,292
12b-1 service fees - Class A 3,467,281 1,447,075 1,540,762 392,030
12b-1 distribution and service fees - Class C 875,081 256,458 166,050 51,645
Shareholder servicing agent fees - Class A 625,518 264,199 471,534 59,034
Shareholder servicing agent fees - Class C 31,600 9,359 10,152 1,552
Shareholder servicing agent fees - Class R6 6,838 — — —
Shareholder servicing agent fees - Class I 626,051 2,729,796 2,387,375 68,416
Interest expense 4,450,931 178,107 144,702 51,590
Directors/Trustees fees 178,810 399,411 226,734 20,726
Custodian expenses, net 354,917 534,198 408,814 64,192
Registration fees 147,462 169,884 115,625 90,207
Professional fees 111,220 138,726 46,522 51,640
Shareholder reporting expenses 104,974 165,080 169,051 27,294
Other 12,395 26,448 48,879 11,871
Total expenses before fee waiver/expense reimbursement 25,792,561 37,600,754 22,003,960 2,572,489
Fee waiver/expense reimbursement (57,216) (22,834) — (341,705)
Net expenses 25,735,345 37,577,920 22,003,960 2,230,784
Net investment income (loss) 157,378,609 271,906,325 129,932,919 12,067,515
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,887,351) (1,623,936) 4,982,405 452,256
Futures contracts 650,259 — — —
Net realized gain (loss) (1,237,092) (1,623,936) 4,982,405 452,256
Change in unrealized appreciation (depreciation) on:
Investments (51,617,094) 63,186,830 32,394,416 (498,015)
Affiliated investments 16,190 161,903 — —
Net change in unrealized appreciation (depreciation) (51,600,904) 63,348,733 32,394,416 (498,015)
Net realized and unrealized gain (loss) (52,837,996) 61,724,797 37,376,821 (45,759)
Net increase (decrease) in net assets from operations $ 104,540,613 $ 333,631,122 $ 167,309,740 $ 12,021,756

Statement of Changes in Net Assets
See Notes to Financial Statements

All-American Intermediate Duration
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 157,378,609 $ 170,457,795 $ 271,906,325 $ 243,470,963
Net realized gain (loss) (1,237,092) 1,366,546 (1,623,936) 49,642,861
Net change in unrealized appreciation (depreciation) (51,600,904) (98,508,707) 63,348,733 (157,916,947)
Net increase (decrease) in net assets from operations 104,540,613 73,315,634 333,631,122 135,196,877
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (74,016,084) (76,635,222) (23,201,937) (22,409,276)
Class C (3,040,990) (3,714,821) (610,588) (678,338)
Class R6 (5,891,053) (5,490,382) — —
Class I (77,948,046) (80,835,437) (254,179,940) (219,001,552)
Total distributions (160,896,173) (166,675,862) (277,992,465) (242,089,166)
FUND SHARE TRANSACTIONS
Subscriptions 1,001,215,508 797,338,410 3,182,734,996 1,992,487,176
Reinvestments of distributions 136,933,755 140,824,897 214,504,910 187,632,826
Redemptions (1,504,212,820) (1,288,486,105) (2,357,130,460) (1,825,307,273)
Net increase (decrease) from Fund share transactions (366,063,557) (350,322,798) 1,040,109,446 354,812,729
Net increase (decrease) in net assets (422,419,117) (443,683,026) 1,095,748,103 247,920,440
Net assets at the beginning of period 3,906,464,051 4,350,147,077 7,662,392,874 7,414,472,434
Net assets at the end of period $ 3,484,044,934 $ 3,906,464,051 $ 8,758,140,977 $ 7,662,392,874

See Notes to Financial Statements

Limited Term Short Term
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 129,932,919 $ 133,405,880 $ 12,067,515 $ 12,410,509
Net realized gain (loss) 4,982,405 64,598,345 452,256 589,338
Net change in unrealized appreciation (depreciation) 32,394,416 (99,978,823) (498,015) 1,462,162
Net increase (decrease) in net assets from operations 167,309,740 98,025,402 12,021,756 14,462,009
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (21,080,583) (21,888,542) (5,695,521) (5,217,884)
Class C (319,202) (429,893) (106,655) (129,875)
Class I (113,572,313) (116,835,869) (7,024,356) (7,152,465)
Total distributions (134,972,098) (139,154,304) (12,826,532) (12,500,224)
FUND SHARE TRANSACTIONS
Subscriptions 1,085,596,647 1,109,047,713 193,088,331 148,665,351
Reinvestments of distributions 111,945,602 112,696,325 10,848,584 10,056,647
Redemptions (1,349,857,437) (1,685,090,763) (193,200,509) (244,382,912)
Net increase (decrease) from Fund share transactions (152,315,188) (463,346,725) 10,736,406 (85,660,914)
Net increase (decrease) in net assets (119,977,546) (504,475,627) 9,931,630 (83,699,129)
Net assets at the beginning of period 4,724,892,104 5,229,367,731 412,469,166 496,168,295
Net assets at the end of period $ 4,604,914,558 $ 4,724,892,104 $ 422,400,796 $ 412,469,166

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
All-American
Class
A
3/31/26
$ 9.96 $ 0.41 $ (0.13) $ 0.28 $ (0.42) $ — $ (0.42) $ 9.82
3/31/25
10.20 0.41 (0.25) 0.16 (0.40) — (0.40) 9.96
3/31/24
10.13 0.38 0.06 0.44 (0.37) — (0.37) 10.20
3/31/23
11.08 0.36 (0.97) (0.61) (0.34) — (0.34) 10.13
3/31/22
12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
Class
C
3/31/26
9.96 0.33 (0.13) 0.20 (0.34) — (0.34) 9.82
3/31/25
10.20 0.32 (0.24) 0.08 (0.32) — (0.32) 9.96
3/31/24
10.13 0.30 0.06 0.36 (0.29) — (0.29) 10.20
3/31/23
11.08 0.28 (0.98) (0.70) (0.25) — (0.25) 10.13
3/31/22
12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
Class
R6
3/31/26
10.01 0.44 (0.13) 0.31 (0.45) — (0.45) 9.87
3/31/25
10.25 0.43 (0.24) 0.19 (0.43) — (0.43) 10.01
3/31/24
10.18 0.41 0.06 0.47 (0.40) — (0.40) 10.25
3/31/23
11.14 0.38 (0.98) (0.60) (0.36) — (0.36) 10.18
3/31/22
12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
Class
I
3/31/26
10.01 0.44 (0.14) 0.30 (0.45) — (0.45) 9.86
3/31/25
10.24 0.43 (0.24) 0.19 (0.42) — (0.42) 10.01
3/31/24
10.18 0.40 0.05 0.45 (0.39) — (0.39) 10.24
3/31/23
11.13 0.38 (0.97) (0.59) (0.36) — (0.36) 10.18
3/31/22
12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
2 .89% $ 1,658,487 0 .78% 0 .66% 0 .78% 0 .66% 4 .19% 61%
1 .53 1,836,003 0 .82 0 .66 0 .82 0 .66 3 .99 33
4 .47 2,057,942 0 .76 0 .67 0 .76 0 .67 3 .81 59
( 5 .48 ) 2,207,643 0 .82 0 .66 0 .82 0 .66 3 .50 47
( 5 .76 ) 3,012,154 0 .70 0 .64 0 .70 0 .64 2 .80 27
2 .08 72,942 1 .58 1 .46 1 .58 1 .46 3 .39 61
0 .74 101,990 1 .62 1 .46 1 .62 1 .46 3 .19 33
3 .68 138,312 1 .56 1 .47 1 .56 1 .47 3 .00 59
( 6 .26 ) 184,011 1 .62 1 .46 1 .62 1 .46 2 .70 47
( 6 .54 ) 265,767 1 .50 1 .44 1 .50 1 .44 2 .00 27
3 .14 135,370 0 .55 0 .43 0 .55 0 .43 4 .41 61
1 .82 131,342 0 .59 0 .43 0 .59 0 .43 4 .23 33
4 .71 137,329 0 .53 0 .44 0 .53 0 .44 4 .04 59
( 5 .30 ) 142,935 0 .58 0 .42 0 .58 0 .42 3 .74 47
( 5 .58 ) 159,516 0 .47 0 .41 0 .47 0 .41 3 .04 27
3 .02 1,617,246 0 .58 0 .46 0 .58 0 .46 4 .39 61
1 .86 1,837,129 0 .62 0 .46 0 .62 0 .46 4 .20 33
4 .60 2,016,564 0 .56 0 .47 0 .56 0 .47 4 .00 59
( 5 .23 ) 2,264,482 0 .62 0 .46 0 .62 0 .46 3 .69 47
( 5 .55 ) 4,249,974 0 .50 0 .44 0 .50 0 .44 3 .00 27

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Intermediate Duration
Class
A
3/31/26
$ 8.73 $ 0.28 $ 0.06 $ 0.34 $ (0.28) $ — $ (0.28) $ 8.79
3/31/25
8.85 0.27 (0.12) 0.15 (0.27) — (0.27) 8.73
3/31/24
8.77 0.25 0.07 0.32 (0.24) — (0.24) 8.85
3/31/23
9.05 0.21 (0.29) (0.08) (0.20) — (0.20) 8.77
3/31/22
9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
Class
C
3/31/26
8.74 0.21 0.06 0.27 (0.21) — (0.21) 8.80
3/31/25
8.85 0.20 (0.12) 0.08 (0.19) — (0.19) 8.74
3/31/24
8.77 0.18 0.07 0.25 (0.17) — (0.17) 8.85
3/31/23
9.06 0.14 (0.30) (0.16) (0.13) — (0.13) 8.77
3/31/22
9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
Class
I
3/31/26
8.76 0.29 0.07 0.36 (0.30) — (0.30) 8.82
3/31/25
8.88 0.29 (0.13) 0.16 (0.28) — (0.28) 8.76
3/31/24
8.80 0.26 0.08 0.34 (0.26) — (0.26) 8.88
3/31/23
9.08 0.23 (0.30) (0.07) (0.21) — (0.21) 8.80
3/31/22
9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
3.96% $ 747,346 0.63% 0.63% 0.63% 0.63% 3.13% 24%
1.65 719,633 0.64 0.63 0.64 0.63 3.01 27
3.70 765,602 0.65 0.65 0.65 0.65 2.82 24
(0.90) 845,566 0.65 0.64 0.65 0.64 2.38 21
(3.66) 940,178 0.63 0.63 0.63 0.63 1.87 26
3.11 22,983 1.43 1.43 1.43 1.43 2.33 24
0.94 27,985 1.45 1.44 1.45 1.44 2.21 27
2.86 34,831 1.45 1.45 1.45 1.45 2.02 24
(1.80) 43,566 1.45 1.44 1.45 1.44 1.58 21
(4.34) 55,713 1.43 1.43 1.43 1.43 1.07 26
4.16 7,987,813 0.43 0.43 0.43 0.43 3.33 24
1.85 6,914,775 0.44 0.43 0.44 0.43 3.21 27
3.90 6,614,040 0.45 0.45 0.45 0.45 3.02 24
(0.67) 7,112,564 0.45 0.44 0.45 0.44 2.57 21
(3.46) 8,785,900 0.43 0.43 0.43 0.43 2.06 26

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Limited Term
Class
A
3/31/26
$ 10.86 $ 0.29 $ 0.09 $ 0.38 $ (0.30) $ — $ (0.30) $ 10.94
3/31/25
10.95 0.27 (0.08) 0.19 (0.28) — (0.28) 10.86
3/31/24
10.87 0.24 0.07 0.31 (0.23) — (0.23) 10.95
3/31/23
10.92 0.16 (0.08) 0.08 (0.13) — (0.13) 10.87
3/31/22
11.32 0.12 (0.40) (0.28) (0.12) — (0.12) 10.92
Class
C
3/31/26
10.81 0.20 0.09 0.29 (0.21) — (0.21) 10.89
3/31/25
10.91 0.18 (0.09) 0.09 (0.19) — (0.19) 10.81
3/31/24
10.82 0.15 0.08 0.23 (0.14) — (0.14) 10.91
3/31/23
10.88 0.07 (0.08) (0.01) (0.05) — (0.05) 10.82
3/31/22
11.27 0.03 (0.39) (0.36) (0.03) — (0.03) 10.88
Class
I
3/31/26
10.82 0.31 0.08 0.39 (0.32) — (0.32) 10.89
3/31/25
10.91 0.29 (0.08) 0.21 (0.30) — (0.30) 10.82
3/31/24
10.82 0.26 0.08 0.34 (0.25) — (0.25) 10.91
3/31/23
10.88 0.18 (0.08) 0.10 (0.16) — (0.16) 10.82
3/31/22
11.28 0.14 (0.40) (0.26) (0.14) — (0.14) 10.88
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3 .53% $ 743,132 0 .63% 0 .63% 2 .61% 30%
1 .74 790,406 0 .63 0 .62 2 .45 27
2 .89 928,083 0 .63 0 .63 2 .19 22
0 .77 1,152,357 0 .61 0 .60 1 .45 33
( 2 .55 ) 1,523,484 0 .59 0 .59 1 .05 28
2 .69 13,803 1 .43 1 .43 1 .81 30
0 .86 18,998 1 .43 1 .42 1 .64 27
2 .17 31,105 1 .43 1 .43 1 .38 22
( 0 .11 ) 49,258 1 .41 1 .40 0 .65 33
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .62 3,847,979 0 .43 0 .43 2 .81 30
1 .96 3,915,488 0 .43 0 .42 2 .65 27
3 .20 4,270,180 0 .43 0 .43 2 .38 22
0 .90 5,565,627 0 .41 0 .40 1 .65 33
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Term
Class
A
3/31/26
$ 9.84 $ 0.27 $ — $ 0.27 $ (0.29) $ — $ (0.29) $ 9.82
3/31/25
9.80 0.27 0.05 0.32 (0.28) — (0.28) 9.84
3/31/24
9.79 0.22 0.01 0.23 (0.22) — (0.22) 9.80
3/31/23
9.82 0.12 (0.05) 0.07 (0.10) — (0.10) 9.79
3/31/22
10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
Class
C
3/31/26
9.80 0.19 — 0.19 (0.20) — (0.20) 9.79
3/31/25
9.76 0.19 0.05 0.24 (0.20) — (0.20) 9.80
3/31/24
9.76 0.14 — 0.14 (0.14) — (0.14) 9.76
3/31/23
9.79 0.04 (0.04) — (0.03) — (0.03) 9.76
3/31/22
10.15 ( — )
(e)
(0.36) (0.36) ( — )
(e)
— — 9.79
Class
I
3/31/26
9.85 0.29 — 0.29 (0.30) — (0.30) 9.84
3/31/25
9.81 0.29 0.05 0.34 (0.30) — (0.30) 9.85
3/31/24
9.81 0.24 — 0.24 (0.24) — (0.24) 9.81
3/31/23
9.84 0.14 (0.05) 0.09 (0.12) — (0.12) 9.81
3/31/22
10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
2 .74% $ 203,006 0 .69% 0 .68% 0 .61% 0 .60% 2 .72% 46%
3 .28 185,521 0 .71 0 .68 0 .63 0 .60 2 .79 29
2 .36 205,142 0 .72 0 .71 0 .72 0 .71 2 .27 41
0 .77 281,531 0 .69 0 .69 0 .69 0 .69 1 .20 52
( 2 .80 ) 277,719 0 .67 0 .67 0 .67 0 .67 0 .77 37
1 .98 4,693 1 .49 1 .48 1 .41 1 .40 1 .92 46
2 .45 5,273 1 .51 1 .48 1 .43 1 .40 1 .99 29
1 .43 8,102 1 .52 1 .51 1 .52 1 .51 1 .46 41
0 .00
(e)
13,160 1 .49 1 .49 1 .49 1 .49 0 .41 52
( 3 .50 ) 12,359 1 .47 1 .47 1 .47 1 .47 ( 0 .02 ) 37
3 .02 214,702 0 .49 0 .48 0 .41 0 .40 2 .92 46
3 .48 221,675 0 .51 0 .48 0 .43 0 .40 2 .99 29
2 .44 282,925 0 .52 0 .51 0 .52 0 .51 2 .45 41
0 .98 404,284 0 .49 0 .49 0 .49 0 .49 1 .39 52
( 2 .51 ) 447,376 0 .47 0 .47 0 .47 0 .47 0 .97 37

Notes to Financial Statements
1. General Information
Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen
Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund
(“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc.
is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen
Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of
Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period : The end of the reporting period for the Funds is March 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended March 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
All-American
$ —
Intermediate Duration
—
Limited Term
—
Short Term
—

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Dividend income is recorded on the ex-dividend date.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09) : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11) : In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 27,444,780 $ – $ – $ 27,444,780
Municipal Bonds – 3,533,588,811 482 3,533,589,293
Variable Rate Senior Loan Interests – – 32 32
Warrants – – 71,850 71,850
Total $ 27,444,780 $ 3,533,588,811 $ 72,364 $ 3,561,105,955
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 8,732,430 $ – $ – $ 8,732,430
Mortgage-Backed Securities – 45,638,322 – 45,638,322
Municipal Bonds – 8,571,322,715 – 8,571,322,715
Variable Rate Senior Loan Interests – – 155,330 155,330
Short-Term Investments:
Municipal Bonds – 12,398,674 – 12,398,674
Total $ 8,732,430 $ 8,629,359,711 $ 155,330 $ 8,638,247,471
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,444,068,019 $ – $ 4,444,068,019
Short-Term Investments:
Municipal Bonds – 11,498,771 – 11,498,771
Total $ – $ 4,455,566,790 $ – $ 4,455,566,790
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 422,421,396 $ – $ 422,421,396
Total $ – $ 422,421,396 $ – $ 422,421,396

4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and
Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-
deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 92,265,000 $ — $ 92,265,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —

Notes to Financial Statements
(continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the fiscal period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, the Funds' maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 137,624,726 3.06%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 92,265,000 $ — $ 92,265,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
All-American
$ 2,272,728,334 $ 49,677,088 $ 2,576,753,947 $ 50,000,000
Intermediate Duration
3,011,601,821 9,982,343 1,922,157,207 140,091
Limited Term
1,357,174,925 — 1,530,812,101 —
Short Term
213,170,615 — 195,416,166 —

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds agreed to receive proceeds from the sale over a series of payments from Vistra through
December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,”
respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts: During the current fiscal period, All-American managed the duration of its portfolio by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
All-American $–**
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in futures contracts during the current fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
All-American
Futures contracts Interest rate $ 650,259 $ –

Notes to Financial Statements
(continued)
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
3/31/26
Year Ended
3/31/25
All-American Shares Value Shares Value
Subscriptions:
Class A 33,231,725 $328,570,552 27,065,412 $275,543,562
Class A - automatic conversion of Class C 45,930 454,364 22,648 231,220
Class C 1,381,601 13,668,237 1,064,843 10,849,623
Class R6 5,601,442 55,596,369 4,467,976 45,570,171
Class I 60,819,809 602,925,986 45,536,377 465,143,834
Total subscriptions 101,080,507 1,001,215,508 78,157,256 797,338,410
Reinvestments of distributions:
Class A 6,605,879 65,263,667 6,634,435 67,369,635
Class C 290,114 2,864,628 339,725 3,449,481
Class R6 390,128 3,874,558 349,075 3,561,863
Class I 6,545,759 64,930,902 6,516,561 66,443,918
Total reinvestments of distributions 13,831,880 136,933,755 13,839,796 140,824,897
Redemptions:
Class A (55,246,696) (545,904,900) (51,321,621) (521,779,549)
Class C (4,432,684) (43,835,599) (4,710,751) (47,899,211)
Class C - automatic conversion to Class A (45,941) (454,364) (22,651) (231,220)
Class R6 (5,389,041) (53,341,513) (5,098,971) (52,021,380)
Class I (86,914,853) (860,676,444) (65,387,885) (666,554,745)
Total redemptions (152,029,215) (1,504,212,820) (126,541,879) (1,288,486,105)
Net increase (decrease) (37,116,828) $(366,063,557) (34,544,827) $(350,322,798)
Year Ended
3/31/26
Year Ended
3/31/25
Intermediate Duration Shares Value Shares Value
Subscriptions:
Class A 24,857,303 $219,280,610 13,669,407 $120,899,844
Class A - automatic conversion of Class C 22,155 196,659 4,223 37,298
Class C 482,952 4,242,810 588,891 5,228,313
Class I 336,668,213 2,959,014,917 210,209,139 1,866,321,721
Total subscriptions 362,030,623 3,182,734,996 224,471,660 1,992,487,176
Reinvestments of distributions:
Class A 2,287,177 20,147,420 2,169,785 19,177,870
Class C 64,238 565,619 70,805 626,096
Class I 21,933,273 193,791,871 18,928,356 167,828,860
Total reinvestments of distributions 24,284,688 214,504,910 21,168,946 187,632,826
Redemptions:
Class A (24,608,657) (216,214,280) (19,917,630) (176,151,754)
Class C (1,117,052) (9,822,962) (1,385,606) (12,272,296)
Class C - automatic conversion to Class A (22,155) (196,659) (4,219) (37,298)
Class I (242,717,905) (2,130,896,559) (184,597,812) (1,636,845,925)
Total redemptions (268,465,769) (2,357,130,460) (205,905,267) (1,825,307,273)
Net increase (decrease) 117,849,542 $1,040,109,446 39,735,339 $354,812,729

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
3/31/26
Year Ended
3/31/25
Limited Term Shares Value Shares Value
Subscriptions:
Class A 9,142,649 $100,288,939 7,166,218 $78,488,579
Class A - automatic conversion of Class C 825 8,968 12,635 138,977
Class C 151,746 1,662,219 134,396 1,462,823
Class I 90,147,587 983,636,521 94,351,024 1,028,957,334
Total subscriptions 99,442,807 1,085,596,647 101,664,273 1,109,047,713
Reinvestments of distributions:
Class A 1,625,153 17,818,760 1,707,797 18,689,391
Class C 28,585 311,924 38,121 415,361
Class I 8,589,577 93,814,918 8,588,672 93,591,573
Total reinvestments of distributions 10,243,315 111,945,602 10,334,590 112,696,325
Redemptions:
Class A (15,586,908) (170,893,025) (20,853,814) (228,249,071)
Class C (668,676) (7,307,174) (1,254,630) (13,689,773)
Class C - automatic conversion to Class A (829) (8,968) (12,689) (138,977)
Class I (107,487,566) (1,171,648,270) (132,399,838) (1,443,012,942)
Total redemptions (123,743,979) (1,349,857,437) (154,520,971) (1,685,090,763)
Net increase (decrease) (14,057,857) $(152,315,188) (42,522,108) $(463,346,725)
Year Ended
3/31/26
Year Ended
3/31/25
Short Term Shares Value Shares Value
Subscriptions:
Class A 8,206,863 $80,857,689 5,116,424 $50,356,150
Class C 243,973 2,390,950 174,234 1,705,425
Class I 11,125,545 109,839,692 9,820,001 96,603,776
Total subscriptions 19,576,381 193,088,331 15,110,659 148,665,351
Reinvestments of distributions:
Class A 515,847 5,083,739 463,905 4,561,207
Class C 9,764 95,860 11,613 113,723
Class I 574,255 5,668,985 546,577 5,381,717
Total reinvestments of distributions 1,099,866 10,848,584 1,022,095 10,056,647
Redemptions:
Class A (6,907,797) (68,066,388) (7,664,895) (75,334,245)
Class C (312,249) (3,067,302) (478,065) (4,680,899)
Class I (12,371,533) (122,066,819) (16,709,914) (164,367,768)
Total redemptions (19,591,579) (193,200,509) (24,852,874) (244,382,912)
Net increase (decrease) 1,084,668 $10,736,406 (8,720,120) $(85,660,914)

Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 3,518,315,849 $ 70,028,340 $ (119,503,234) $ (49,474,894)
Intermediate Duration
8,899,662,928 104,354,528 (365,769,985) (261,415,457)
Limited Term
4,551,264,630 40,114,259 (135,812,099) (95,697,840)
Short Term
421,703,799 1,939,561 (1,221,964) 717,597
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 15,510,552 $ 601,146 $ — $ (49,474,894) $ (1,075,185,563) $ — $ (12,967,408) $ (1,121,516,167)
Intermediate
Duration
26,604,171 910,860 — (261,415,457) (175,218,562) — (24,984,586) (434,103,574)
Limited Term
19,095,096 978,944 — (95,697,840) (89,024,874) — (11,211,901) (175,860,575)
Short Term
1,573,706 7,112 — 717,597 (17,976,258) — (1,030,997) (16,708,840)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 2, 2026 through March 31, 2026 and paid on April 1, 2026.
3/31/26 3/31/25
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
All-American
$ 158,671,318 $ 2,224,855 $ — $ 163,511,540 $ 3,164,322 $ —
Intermediate Duration
$ 271,668,927 $ 6,323,538 $ — $ 233,954,500 $ 8,134,666 $ —
Limited Term
$ 128,492,999 $ 6,479,099 $ — $ 131,052,380 $ 8,101,924 $ —
Short Term
$ 12,769,663 $ 56,869 $ — $ 12,444,845 $ 55,379 $ —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
All-American $ 535,502,680 $ 539,682,883 $ 1,075,185,563
Intermediate Duration 134,866,229 40,352,333 175,218,562
Limited Term 89,024,874 — 89,024,874
Short Term 2,253,303 15,722,955 17,976,258
Fund
Utilized
All-American
$ —
Intermediate Duration
—
Limited Term
5,165,449
Short Term
398,094

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring on July 31, 2028, may be terminated or modified prior to the date only with the approval of the Board.
The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’ management fees. The Adviser will adjust each Fund’s other
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion 0.1875 0.1875 0.1375 0.1375
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
All-American
0.1563%
Intermediate Duration
0.1563
Limited Term
0.1563
Short Term
0.1563
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
Short Term 0.45% 7/31/2028 N/A
N/A - Not Applicable.

Notes to Financial Statements
(continued)
expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen ETFs and may only be amended with approval of the Board. See Affiliated Investments in these
Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the
Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ 9,467,100 $ 9,179,400 $ (1,374,446)
Intermediate Duration
4,280,588 — —
Limited Term
3,678,041 — —
Short Term
— 9,113,375 582
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
All-American
$ 1,860,761 $ 1,812,424
Intermediate Duration
872,838 856,263
Limited Term
219,273 209,655
Short Term
135,414 132,772
Fund
Commission
Advances
(Unaudited)
All-American
$ 1,557,658
Intermediate Duration
824,420
Limited Term
178,434
Short Term
125,678
Fund
12b-1 Fees
Retained
(Unaudited)
All-American
$ 58,171
Intermediate Duration
23,726
Limited Term
6,882
Short Term
5,017

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliated Investments:  Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 257-
8787. Information regarding transactions with affiliated investments is as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the fiscal period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
CDSC
Retained
(Unaudited)
All-American
$ 139,983
Intermediate Duration
19,491
Limited Term
1,489
Short Term
20,118
Issue
Value at
3/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
3/31/26
Value at
3/31/26
Dividend
Income
All-American
Exchange-Traded Funds
Nuveen Municipal Income ETF $17,376,590 $10,052,000 $– $– $16,190 1,100,000 $27,444,780 $709,930
Total $17,376,590 $10,052,000 $– $– $16,190 1,100,000 $27,444,780 $709,930
Intermediate Duration
Exchange-Traded Funds
Nuveen Municipal Income ETF $1,861,777 $6,708,750 $– $– $161,903 350,000 $8,732,430 $285,543
Total $1,861,777 $6,708,750 $– $– $161,903 350,000 $8,732,430 $285,543

Notes to Financial Statements
(continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
All-American
$ 42,400,000
Intermediate Duration
47,000,000
Limited Term
32,600,000
Short Term
13,404,626
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
51 $ 16,259,414 5.19%
Intermediate Duration
5 18,697,347 5.21
Limited Term
7 8,661,565 5.50
Short Term
17 6,797,081 5.49

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
All-American
$ —
Intermediate Duration
—
Limited Term
—
Short Term
—

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund does not pay any remuneration to its officers, but the Fund does reimburse Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Fund’s Chief Compliance Officer. The aggregate remuneration paid to the directors/trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by the Fund is reported as “Directors/Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: August 17, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 17, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: August 17, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)